UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: August 31
Date of reporting period: August 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report August 31, 2025

Nuveen Credit Income Fund
Class A Shares/FJSIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Credit Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$100	0.96%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Credit Income Fund returned 8.22% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund performed in line with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 8.26%.

•
Top contributors to relative performance

•
Overweight to the communications sector and security selection within the high-yield corporate bond allocation.

•
Out‑of‑benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out‑of‑benchmark allocation to preferred and contingent capital (CoCo) securities.

•
Top detractors from relative performance

•
Shorter-duration positioning.

•
Out‑of‑benchmark allocation to senior loans.

•
Overweight to and security selection in the energy sector within the high-yield corporate bond allocation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	8.22%	5.58%	5.18%

Class A Shares at maximum sales charge (Offering Price)	3.01%	4.56%	4.67%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	8.26%	5.15%	5.80%

Lipper Global High Yield Funds Classification Average	7.69%	4.72%	4.76%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$232,575,716

Total number of portfolio holdings	485

Portfolio turnover (%)	99%

Total management fees paid for the year	$ 726,074

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678218_AR_0825 4786809

4

Annual Shareholder Report August 31, 2025

Nuveen Credit Income Fund
Class C Shares/FCSIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Credit Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$177	1.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Credit Income Fund returned 7.39% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund underperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 8.26%.

•
Top contributors to relative performance

•
Overweight to the communications sector and security selection within the high-yield corporate bond allocation.

•
Out‑of‑benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out‑of‑benchmark allocation to preferred and contingent capital (CoCo) securities.

•
Top detractors from relative performance

•
Shorter-duration positioning.

•
Out‑of‑benchmark allocation to senior loans.

•
Overweight to and security selection in the energy sector within the high-yield corporate bond allocation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	7.39%	4.77%	4.55%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	8.26%	5.15%	5.80%

Lipper Global High Yield Funds Classification Average	7.69%	4.72%	4.76%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$232,575,716

Total number of portfolio holdings	485

Portfolio turnover (%)	99%

Total management fees paid for the year	$ 726,074

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678267_AR_0825 4786809

4

Annual Shareholder Report August 31, 2025

Nuveen Credit Income Fund
Class I Shares/FJSYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Credit Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$74	0.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Credit Income Fund returned 8.49% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund performed in line with the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, which returned 8.26%.

•
Top contributors to relative performance

•
Overweight to the communications sector and security selection within the high-yield corporate bond allocation.

•
Out‑of‑benchmark allocation to emerging markets debt (EMD), particularly sovereign bonds.

•
Out‑of‑benchmark allocation to preferred and contingent capital (CoCo) securities.

•
Top detractors from relative performance

•
Shorter-duration positioning.

•
Out‑of‑benchmark allocation to senior loans.

•
Overweight to and security selection in the energy sector within the high-yield corporate bond allocation.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	8.49%	5.82%	5.42%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index	8.26%	5.15%	5.80%

Lipper Global High Yield Funds Classification Average	7.69%	4.72%	4.76%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$232,575,716

Total number of portfolio holdings	485

Portfolio turnover (%)	99%

Total management fees paid for the year	$ 726,074

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective April 1, 2025, Jean Lin retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

3	continued>>

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678234_AR_0825 4786809

4

Annual Shareholder Report August 31, 2025

Nuveen Strategic Income Fund
Class A Shares/FCDDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.80%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 5.85% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	5.85%	2.72%	3.78%

Class A Shares at maximum sales charge (Offering Price)	1.38%	1.83%	3.33%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$5,018,415

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

3	continued>>

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

4	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678366_AR_0825 4786855

5

Annual Shareholder Report August 31, 2025

Nuveen Strategic Income Fund
Class C Shares/FCBCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$159	1.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 5.06% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.06%	1.94%	3.18%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$ 5,018,415

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

3	continued>>

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

4	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678382_AR_0825 4786855

5

Annual Shareholder Report August 31, 2025

Nuveen Strategic Income Fund
Class R6 Shares/FSFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$48	0.47%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 6.32% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10‑Year

Class R6 Shares at NAV	6.32%	3.06%	4.14%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$ 5,018,415

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

3	continued>>

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

4	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670693878_AR_0825 4786855

5

Annual Shareholder Report August 31, 2025

Nuveen Strategic Income Fund
Class I Shares/FCBYX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Strategic Income Fund for the period of September 1, 2024 to August 31, 2025. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Strategic Income Fund returned 6.12% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2025. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which returned 3.14%.

•
Top contributors to relative performance

•
Out‑of‑benchmark allocation to mortgage credit, particularly agency credit risk transfers (CRTs).

•
Out‑of‑benchmark allocation to commercial mortgage-backed securities (CMBS), particularly seasoned conduit issues.

•
Out‑of‑benchmark exposure to U.S. dollar-denominated emerging markets sovereign and corporate issues.

•
Top detractors from relative performance

•
Longer maturity U.S. Treasury bonds and Treasury bond futures, which declined in value as the yield curve steepened.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 1, 2015 through August 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10‑Year

Class I Shares at NAV	6.12%	2.96%	4.04%

Bloomberg U.S. Aggregate Bond Index	3.14%	(0.68)%	1.80%

Lipper Multi-Sector Income Funds Classification Average	5.51%	2.53%	3.49%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of August 31, 2025)

Fund net assets	$1,142,225,191

Total number of portfolio holdings	615

Portfolio turnover (%)	87%

Total management fees paid for the year	$5,018,415

What did the Fund invest in? (as of August 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

3	continued>>

How has the Fund changed?

•
Portfolio manager updates: Effective February 11, 2025, James Kim was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Directors engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

4	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678390_AR_0825 4786855

5

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Funds, Inc.

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the Registrant’s current independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended August 31, 2025, and the amount of fees that KPMG LLP (“KPMG”), the Registrant’s former independent registered public accounting firm, billed to the Registrant during the Registrant’s fiscal year ended August 31, 2024. The Audit Committee approved in advance all audit services and non-audit services that PwC and KPMG provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended[5]	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]

August 31, 2025 (PwC)	$79,884	$0	$28	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

August 31, 2024 (KPMG)	$79,800	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.
5	The Registrant changed audit firm from KPMG to PwC on October 24, 2024.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended August 31, 2025, and the amount of fees billed by KPMG to the Adviser and any Affiliated Fund Service Provider, for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s fiscal year ended August 31, 2024.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers

August 31, 2025 (PwC)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

August 31, 2024 (KPMG)	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s fiscal year ended August 31, 2025 for non-audit services, and the amount of fees that KPMG billed during the Registrant’s fiscal year ended August 31, 2024 for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC and KPMG about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s and KPMG’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total

August 31, 2025 (PwC)	$28	$0	$11,084,014	$11,084,042
August 31, 2024 (KPMG)	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm
To the Board of Directors of Nuveen Investment Funds, Inc. and the Board of Trustees of
Nuveen Investment Trust III and Nuveen Investment Trust V and Shareholders of Nuveen
Credit Income Fund, Nuveen Flexible Income Fund, Nuveen Floating Rate Income Fund,
Nuveen High Yield Income Fund, Nuveen Preferred Securities and Income Fund and Nuveen
Strategic Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Credit Income Fund and Nuveen Strategic Income Fund (two of the funds constituting Nuveen Investment
Funds, Inc.), Nuveen Floating Rate Income Fund and Nuveen High Yield Income Fund (constituting Nuveen Investment
Trust III) and Nuveen Flexible Income Fund and Nuveen Preferred Securities and Income Fund (two of the funds constituting Nuveen Investment Trust V) (hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2025 and, for Nuveen Credit Income Fund and Nuveen Strategic Income Fund, the
financial highlights for each of the years ended June 30, 2022 and 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the year ended August 31, 2025 and, for Nuveen Credit Income Fund and
Nuveen Strategic Income Fund, the financial highlights for each of the years ended June 30, 2022 and 2021 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of Nuveen Flexible Income Fund, Nuveen Floating Rate Income Fund, Nuveen High Yield
Income Fund and Nuveen Preferred Securities and Income Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated
October 29, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
The financial statements of the Nuveen Credit Income Fund and Nuveen Strategic Income Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended August 31, 2024, 2023 and 2022
(not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 29, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, portfolio company, agent banks and brokers;
when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 29, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments August 31, 2025
Credit Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 93.2%
ASSET-BACKED SECURITIES - 10.0% –
$ 1,000,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 7.350% 09/15/29 $ 1,005,907
1,000,000 (a) Affirm Master Trust, Series 2025 1A 7.180 02/15/33 998,507
375,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 10.283 10/15/38 376,332
1,000,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 2A 7.430 10/20/28 1,017,000
1,000,000 (a) Centersquare Issuer LLC, Series 2025 1A 5.900 03/26/55 983,012
675,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 9.075 04/19/35 677,938
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,049,207
665,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 6.000%) 10.322 01/17/37 667,123
500,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 523,205
500,000 (a),(b) Goldentree Loan Management US CLO 1 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
12.087 10/20/34 486,322
500,000 (a),(b),(c) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
0.000 08/15/28 500,000
515,000 (a),(b),(c) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
0.000 08/15/28 515,000
500,000 (a) Hertz Vehicle Financing III LLC, Series 2024 1A 9.220 01/25/29 514,534
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 787,910
900,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 905,057
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 508,297
1,525,000 (a),(d) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 535,885
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
9.329 07/20/39 1,004,384
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
9.250 10/16/37 502,456
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.900 10/16/37 1,001,951
1,000,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
0.000 04/25/36 1,003,750
1,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd, Series 2013 1A, (TSFR3M +
3.300%)
7.619 04/23/37 1,007,936
500,000 (a) Oportun Issuance Trust 2024-2, Series 2024 2 10.470 02/09/32 524,646
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,002,703
500,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
5.750%)
10.022 07/15/38 504,959
1,000,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 10.318 01/15/38 1,005,175
754,293 (a) Sierra Timeshare 2025-1 Receivables Funding LLC, Series 2025
1A
6.860 01/21/42 761,722
750,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 13.457 04/20/34 689,776
1,000,000 (a) Uniti Fiber Abs Issuer Llc, Series 2025 1A 9.018 04/20/55 1,048,226
1,000,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,040,497
TOTAL ASSET-BACKED SECURITIES
(Cost $23,415,814) 23,149,417
SHARES DESCRIPTION VALUE
89 COMMON STOCKS - 0.0% 89
TRANSPORTATION - 0.0%
8,907 (d),(e) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $0) 89
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
137646319 CORPORATE BONDS - 59.2% (f) 137646319
AUTOMOBILES & COMPONENTS - 1.7%
625,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 647,637
350,000 (a) Dealer Tire LLC / DT Issuer LLC 8.000 02/01/28 339,358
430,000 (a),(g) Dornoch Debt Merger Sub Inc 6.625 10/15/29 373,187
575,000 (h),(i) General Motors Financial Co Inc 5.750 N/A 561,704

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
AUTOMOBILES & COMPONENTS (continued)
$ 80,000 (g) Goodyear Tire & Rubber Co/The 5.625% 04/30/33 $ 75,184
250,000 Goodyear Tire & Rubber Co/The 5.250 07/15/31 237,409
830,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 866,585
200,000 (a) Nemak SAB de CV 3.625 06/28/31 171,561
720,000 (a) Phinia Inc 6.625 10/15/32 739,460
TOTAL AUTOMOBILES & COMPONENTS 4,012,085
BANKS - 2.2%
400,000 (h),(j) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 442,125
500,000 (a),(g),(j) Banco Davivienda SA 8.125 07/02/35 517,150
300,000 (a),(i) Banco de Credito del Peru S.A 6.450 07/30/35 313,065
200,000 (a),(h),(j) Banco Mercantil del Norte SA/Grand Cayman 6.625 N/A 192,538
300,000 (a),(j) Bank Hapoalim BM, Reg S 3.255 01/21/32 291,750
200,000 (a),(i) Banque Ouest Africaine de Developpement 8.200 02/13/55 204,869
500,000 (h),(j) Barclays PLC 8.000 N/A 526,050
400,000 (a),(j) BBVA Bancomer SA Institucion de Banca Multiple Grupo
Financiero BBVA Mexico
7.625 02/11/35 418,000
200,000 (a) Caixa Economica Federal 5.625 05/13/30 201,880
500,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 502,899
750,000 (g),(h),(j) Lloyds Banking Group PLC 6.750 N/A 750,617
300,000 (a),(h),(i) NBK Tier 1 Ltd 6.375 N/A 306,270
200,000 (a),(i) Turkiye Garanti Bankasi AS 8.125 01/03/35 206,640
200,000 (a) Yapi ve Kredi Bankasi AS 7.250 03/03/30 204,753
TOTAL BANKS 5,078,606
CAPITAL GOODS - 3.5%
970,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,000,946
110,000 (a) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 113,499
380,000 (a) Builders FirstSource Inc 6.375 03/01/34 391,374
300,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 288,740
300,000 (a) Dcli Bidco LLC 7.750 11/15/29 307,392
400,000 (a) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 408,572
590,000 (a) Goat Holdco LLC 6.750 02/01/32 600,237
255,000 (a) Herc Holdings Inc 7.000 06/15/30 265,392
300,000 (a) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9.000 02/15/29 314,801
500,000 (a),(g) IHS Holding Ltd 8.250 11/29/31 515,927
300,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 307,401
80,000 (a) JH North America Holdings Inc 0.000 01/31/31 80,873
320,000 (a) Masterbrand Inc 7.000 07/15/32 331,489
330,000 (a) New Flyer Holdings Inc 9.250 07/01/30 353,990
400,000 (a) Quikrete Holdings Inc 6.375 03/01/32 412,540
400,000 (a) Standard Building Solutions Inc 6.500 08/15/32 412,845
350,000 (a) Terex Corp 6.250 10/15/32 354,302
400,000 (a) TransDigm Inc 6.375 05/31/33 405,316
500,000 (a) TransDigm Inc 6.000 01/15/33 505,614
450,000 (a) TransDigm Inc 6.875 12/15/30 466,648
240,000 (a) WESCO Distribution Inc 6.375 03/15/33 248,932
TOTAL CAPITAL GOODS 8,086,830
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
200,000 (a),(g) Ambipar Lux Sarl 9.875 02/06/31 167,918
270,000 (a) ASGN Inc 4.625 05/15/28 264,249
415,000 (a) CACI International Inc 6.375 06/15/33 428,049
800,000 (a) Neptune Bidco US Inc 9.290 04/15/29 795,592
830,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 842,098
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,497,906
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
379,125 (a) Carvana Co, (cash 11.000%, PIK 13.000%) 9.000 06/01/30 396,582
670,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 710,081
400,000 Kohl's Corp 5.125 05/01/31 314,722
600,000 (a) Kohl's Corp 10.000 06/01/30 644,380
250,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 265,083
550,000 (a) Michaels Cos Inc/The 5.250 05/01/28 434,071
400,000 (a) Queen MergerCo Inc 6.750 04/30/32 413,122

Portfolio of Investments August 31, 2025
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 385,000 (a) Veritiv Operating Co 10.500% 11/30/30 $ 416,750
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,594,791
CONSUMER DURABLES & APPAREL - 1.3%
400,000 (a) Beach Acquisition Bidco LLC 10.000 07/15/33 424,582
305,000 (a) CD&R Smokey Buyer Inc 9.500 10/15/29 232,355
620,000 (a) Champ Acquisition Corp 8.375 12/01/31 659,075
250,000 (a),(g) Hanesbrands Inc 9.000 02/15/31 265,775
180,000 Newell Brands Inc 5.750 04/01/46 156,417
475,000 (a) Newell Brands Inc 8.500 06/01/28 501,469
400,000 (a) S&S Holdings LLC 8.375 10/01/31 375,681
330,000 VF Corp 2.950 04/23/30 287,901
105,000 Whirlpool Corp 6.125 06/15/30 106,167
TOTAL CONSUMER DURABLES & APPAREL 3,009,422
CONSUMER SERVICES - 2.5%
480,000 (a) Carnival Corp 5.875 06/15/31 492,070
435,000 (a) Carnival Corp 5.750 08/01/32 442,178
500,000 (a) Churchill Downs Inc 5.750 04/01/30 500,079
440,000 (a) Flutter Treasury DAC 5.875 06/04/31 448,012
200,000 Fortune Star BVI Ltd, Reg S 8.500 05/19/28 209,000
315,000 (a) Hilton Domestic Operating Co Inc 5.750 09/15/33 317,599
250,000 (a) Life Time Inc 6.000 11/15/31 252,659
300,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 256,478
400,000 (a) Muvico LLC 15.000 02/19/29 426,500
500,000 (a) NCL Corp Ltd 6.750 02/01/32 515,657
300,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.250 07/15/29 290,467
235,000 (a) Vail Resorts Inc 5.625 07/15/30 238,114
500,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 499,663
300,000 (a) Wynn Macau Ltd 5.625 08/26/28 298,326
585,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 592,197
TOTAL CONSUMER SERVICES 5,778,999
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
150,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 147,726
140,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
3.250 03/15/26 138,970
100,000 (a) US Foods Inc 5.750 04/15/33 100,327
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 387,023
ENERGY - 7.9%
300,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 307,526
600,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 609,064
300,000 (a) Azule Energy Finance Plc 8.125 01/23/30 302,628
250,000 (a),(g) Baytex Energy Corp 7.375 03/15/32 244,275
194,660 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 197,597
1,230,000 (a) Buckeye Partners LP 6.875 07/01/29 1,274,708
300,000 (a) Chord Energy Corp 6.750 03/15/33 307,685
500,000 (a) CITGO Petroleum Corp 8.375 01/15/29 521,457
300,000 (a) Civitas Resources Inc 8.625 11/01/30 312,313
650,000 (a) CNX Resources Corp 7.250 03/01/32 674,470
300,000 (a) Cosan Luxembourg SA 7.250 06/27/31 308,451
410,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 404,365
220,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 229,968
455,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 455,295
200,000 Ecopetrol SA 7.750 02/01/32 203,587
375,000 (i) Enbridge Inc 8.500 01/15/84 424,205
600,000 (h),(i) Energy Transfer LP 7.125 N/A 615,709
200,000 (a) Geopark Ltd 8.750 01/31/30 182,250
400,000 Global Partners LP / GLP Finance Corp 6.875 01/15/29 405,362
800,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 841,000
200,000 (a) Gran Tierra Energy Inc 9.500 10/15/29 162,555
315,000 (a) Harvest Midstream I LP 7.500 05/15/32 324,328

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 300,000 (a) Hunt Oil Co of Peru LLC Sucursal Del Peru 7.750% 11/05/38 $ 326,175
300,000 (a) Indika Energy Tbk PT 8.750 05/07/29 295,192
400,000 (a) Kinetik Holdings LP 6.625 12/15/28 411,527
300,000 (a) Kosmos Energy Ltd 7.750 05/01/27 284,209
260,000 (a) Matador Resources Co 6.250 04/15/33 261,922
50,000 (a),(g) New Fortress Energy Inc 6.500 09/30/26 17,500
160,000 (a) NFE Financing LLC 12.000 11/15/29 58,800
490,000 (a) Noble Finance II LLC 8.000 04/15/30 507,294
300,000 (a) Northern Oil & Gas Inc 8.125 03/01/28 302,263
400,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 392,899
200,000 (a) Raizen Fuels Finance SA 6.700 02/25/37 191,716
250,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 261,144
810,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 842,883
550,000 (a) Sunoco LP 6.250 07/01/33 562,114
350,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 343,863
301,692 (a) Transocean Aquila Ltd 8.000 09/30/28 309,776
500,000 (a) Transocean Inc 8.000 02/01/27 499,118
150,000 (a) Transocean Inc 8.250 05/15/29 145,101
600,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 534,484
500,000 (a) Venture Global LNG Inc 8.375 06/01/31 524,589
500,000 (a) Venture Global LNG Inc 9.875 02/01/32 544,440
800,000 (a),(h),(i) Venture Global LNG Inc 9.000 N/A 794,433
410,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 428,026
200,000 (a) YPF SA 8.250 01/17/34 200,073
TOTAL ENERGY 18,348,339
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
580,000 (a) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
5.750 05/15/26 579,575
690,000 (a) Iron Mountain Inc 6.250 01/15/33 706,071
695,000 (a) Millrose Properties Inc 6.375 08/01/30 701,255
728,000 (g) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 689,614
620,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 650,026
200,000 (a) Office Properties Income Trust 9.000 03/31/29 199,305
300,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 308,341
180,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 185,916
605,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 576,202
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,596,305
FINANCIAL SERVICES - 6.2%
350,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 366,446
600,000 (a) Azorra Finance Ltd 7.750 04/15/30 629,869
255,000 (a) Azorra Finance Ltd 7.250 01/15/31 263,372
250,000 (a) Block Inc 6.000 08/15/33 256,663
300,000 Block Inc 6.500 05/15/32 310,839
550,000 (a) Burford Capital Global Finance LLC 6.250 04/15/28 549,168
200,000 (a) Burford Capital Global Finance LLC 7.500 07/15/33 204,400
330,000 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 304,426
600,000 (h),(j) Deutsche Bank AG, Reg S 8.130 N/A 628,500
EUR 600,000 (h),(j) Deutsche Bank AG, Reg S 7.125 N/A 725,828
750,000 (a) Encore Capital Group Inc 8.500 05/15/30 792,659
210,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 216,590
350,000 (a) Freedom Mortgage Holdings LLC 7.875 04/01/33 355,835
75,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 73,971
250,000 (a) Hunt Cos Inc 5.250 04/15/29 244,779
550,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 536,533
200,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 168,328
400,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 395,954
515,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 517,380
200,000 (a) Muthoot Finance Ltd 6.375 04/23/29 201,246
640,000 OneMain Finance Corp 5.375 11/15/29 632,810
255,000 OneMain Finance Corp 6.125 05/15/30 258,972
305,000 (a) Osaic Holdings Inc 6.750 08/01/32 310,767

Portfolio of Investments August 31, 2025
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 280,000 (a) PennyMac Financial Services Inc 6.875% 05/15/32 $ 286,674
700,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 744,025
85,000 (a) Rocket Cos Inc 6.375 08/01/33 88,207
160,000 (a) Rocket Cos Inc 6.125 08/01/30 164,632
400,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 360,634
700,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 2.875 10/15/26 685,201
430,000 (a) Starwood Property Trust Inc 6.500 10/15/30 443,883
315,000 (a) Starwood Property Trust Inc 6.000 04/15/30 320,057
890,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 914,820
800,000 (a),(h),(j) UBS Group AG 9.250 N/A 939,511
465,000 (a) WEX Inc 6.500 03/15/33 475,771
TOTAL FINANCIAL SERVICES 14,368,750
FOOD, BEVERAGE & TOBACCO - 0.9%
415,000 (a) Arcor SAIC 7.600 07/31/33 415,830
280,000 (a),(g) Fiesta Purchaser Inc 9.625 09/15/32 300,835
400,000 (a) Grupo Nutresa SA 8.000 05/12/30 425,400
300,000 (a) Minerva Luxembourg SA 8.875 09/13/33 329,487
350,000 (a) Post Holdings Inc 6.375 03/01/33 353,554
400,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 396,152
TOTAL FOOD, BEVERAGE & TOBACCO 2,221,258
HEALTH CARE EQUIPMENT & SERVICES - 3.5%
50,000 (a) CHS/Community Health Systems Inc 6.875 04/15/29 39,750
575,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 608,483
670,000 (a) DaVita Inc 6.875 09/01/32 693,136
450,000 (a) DaVita Inc 4.625 06/01/30 433,226
800,000 (i) DENTSPLY SIRONA Inc 8.375 09/12/55 814,317
320,000 (a),(g) Embecta Corp 5.000 02/15/30 299,868
813,591 (a) Global Medical Response Inc, (cash 9.500%, PIK 10.000%) 10.000 10/31/28 813,591
400,000 (a),(g) LifePoint Health Inc 5.375 01/15/29 380,044
200,000 (a) LifePoint Health Inc 11.000 10/15/30 220,475
400,000 (a) Molina Healthcare Inc 6.250 01/15/33 402,845
500,000 (a) Molina Healthcare Inc 3.875 11/15/30 459,278
550,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 567,550
700,000 (a) Radiology Partners Inc 8.500 07/15/32 714,602
472,007 (a) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9.781 02/15/30 460,207
560,000 (a) Star Parent Inc 9.000 10/01/30 592,841
515,000 (a) Team Health Holdings Inc 8.375 06/30/28 521,319
200,000 Tenet Healthcare Corp 6.125 06/15/30 203,061
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,224,593
INSURANCE - 2.7%
800,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 828,874
210,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 215,461
300,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 306,028
840,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 858,670
1,205,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,250,527
760,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 795,311
485,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 505,452
420,000 (a) HUB International Ltd 5.625 12/01/29 421,421
525,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 544,787
500,000 (a),(b) Residential Reinsurance 2025 Ltd (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 511,450
100,000 (a) Ryan Specialty LLC 5.875 08/01/32 100,684
TOTAL INSURANCE 6,338,665
MATERIALS - 4.5%
300,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 317,756
300,000 (a) Braskem Idesa SAPI 6.990 02/20/32 207,440
200,000 (a) Braskem Netherlands Finance BV 4.500 01/10/28 155,586
525,000 Celanese US Holdings LLC 7.050 11/15/30 545,867
200,000 (a),(h),(i) Cemex SAB de CV 7.200 N/A 206,290
300,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 304,692

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
$ 225,000 (a) Clydesdale Acquisition Holdings Inc 8.750% 04/15/30 $ 231,868
435,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 441,231
250,000 (a) Compass Minerals International Inc 8.000 07/01/30 261,496
330,000 (a) Crown Americas LLC 5.875 06/01/33 333,797
1,000,000 (i) FMC Corp 8.450 11/01/55 1,044,785
400,000 (a) Fortescue Treasury Pty Ltd 4.375 04/01/31 380,349
400,000 (a) LD Celulose International GmbH 7.950 01/26/32 420,355
200,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 207,713
320,000 (a) Methanex US Operations Inc 6.250 03/15/32 322,902
100,000 (a) Mineral Resources Ltd 9.250 10/01/28 104,542
200,000 (a) Mineral Resources Ltd 8.000 11/01/27 203,565
300,000 (a) NOVA Chemicals Corp 7.000 12/01/31 315,115
230,000 (a) OCP SA 6.700 03/01/36 237,706
570,000 (a) Olin Corp 6.625 04/01/33 569,261
400,000 (a) Olympus Water US Holding Corp 6.750 08/01/32 396,093
250,000 (a),(g) Olympus Water US Holding Corp 6.250 10/01/29 243,829
200,000 (a) Orbia Advance Corp SAB de CV 6.800 05/13/30 204,098
480,000 (a),(g) Owens-Brockway Glass Container Inc 7.250 05/15/31 488,397
705,000 (a) Qnity Electronics Inc 6.250 08/15/33 728,775
200,000 (a) Sasol Financing USA LLC 8.750 05/03/29 201,743
400,000 (a),(g) Sealed Air Corp 6.500 07/15/32 413,763
250,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 265,538
200,000 UPL Corp Ltd, Reg S 4.625 06/16/30 183,409
500,000 (a) WR Grace Holdings LLC 5.625 08/15/29 467,815
TOTAL MATERIALS 10,405,776
MEDIA & ENTERTAINMENT - 5.1%
475,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 394,283
400,000 (a) Arches Buyer Inc 4.250 06/01/28 389,024
600,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 553,449
525,000 (a),(g) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 487,005
150,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 141,984
275,000 (a) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 267,461
1,200,000 (a) CSC Holdings LLC 11.250 05/15/28 1,199,299
825,000 (a) CSC Holdings LLC 5.500 04/15/27 793,411
320,000 (a) CSC Holdings LLC 4.500 11/15/31 207,589
320,000 (a) CSC Holdings LLC 4.125 12/01/30 209,676
600,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 597,000
250,000 (a) DISH DBS Corp 5.250 12/01/26 242,509
650,000 (a) DISH Network Corp 11.750 11/15/27 687,225
210,000 (a) EW Scripps Co/The 9.875 08/15/30 197,408
200,000 (a) Gray Media Inc 7.250 08/15/33 197,033
300,000 Grupo Televisa SAB 5.250 05/24/49 210,257
210,000 (a) iHeartCommunications Inc 4.750 01/15/28 179,812
600,000 (a) LCPR Senior Secured Financing DAC 6.750 10/15/27 374,119
300,000 (a) Match Group Holdings II LLC 4.125 08/01/30 282,481
580,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 608,880
420,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 403,658
670,000 (i) Paramount Global 6.375 03/30/62 671,118
500,000 (a),(g) Scripps Escrow II Inc 3.875 01/15/29 442,872
350,000 (a) Sirius XM Radio LLC 3.125 09/01/26 347,837
125,000 (a) Univision Communications Inc 9.375 08/01/32 131,636
200,000 (a) Univision Communications Inc 8.500 07/31/31 206,092
200,000 Univision Communications Inc 8.000 08/15/28 207,585
405,000 (a) Univision Communications Inc 7.375 06/30/30 407,211
200,000 (g) Warnermedia Holdings Inc 4.279 03/15/32 172,600
200,000 Warnermedia Holdings Inc 5.050 03/15/42 134,750
500,000 Warnermedia Holdings Inc 4.054 03/15/29 475,000
TOTAL MEDIA & ENTERTAINMENT 11,820,264
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
250,000 (a) 1261229 BC Ltd 10.000 04/15/32 259,588
400,000 (a) Bausch Health Americas Inc 8.500 01/31/27 399,000
500,000 (a) Bausch Health Cos Inc 4.875 06/01/28 451,250

Portfolio of Investments August 31, 2025
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 200,000 (a) Bausch Health Cos Inc 11.000% 09/30/28 $ 209,750
600,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 555,062
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 287,294
200,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 171,377
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,333,321
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
504,000 (a),(g) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 496,177
485,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 482,982
100,000 (a) Cushman & Wakefield US Borrower LLC 8.875 09/01/31 107,233
375,000 Kennedy-Wilson Inc 4.750 03/01/29 357,116
90,000 (g) Kennedy-Wilson Inc 5.000 03/01/31 84,022
300,000 (a) Permian Resources Operating LLC 6.250 02/01/33 305,581
192,060 (a) Sorik Marapi Geothermal Power PT 7.750 08/05/31 195,086
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,028,197
SOFTWARE & SERVICES - 1.4%
600,000 (a) Amentum Escrow Corp 7.250 08/01/32 625,772
300,000 (a) CA Magnum Holdings 5.375 10/31/26 298,121
500,000 (a) Cloud Software Group Inc 6.500 03/31/29 505,498
500,000 (a) Cloud Software Group Inc 8.250 06/30/32 534,564
500,000 (a) Condor Merger Sub Inc 7.375 02/15/30 461,748
230,000 (a) Fair Isaac Corp 6.000 05/15/33 233,086
360,000 (a) Gen Digital Inc 6.250 04/01/33 370,189
100,000 (a) Open Text Holdings Inc 4.125 12/01/31 92,003
190,000 (a) Rocket Software Inc 6.500 02/15/29 182,732
TOTAL SOFTWARE & SERVICES 3,303,713
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
220,000 (a) Imola Merger Corp 4.750 05/15/29 214,479
500,000 (a) Viasat Inc 6.500 07/15/28 486,132
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 700,611
TELECOMMUNICATION SERVICES - 3.5%
400,000 (a) Altice Financing SA 9.625 07/15/27 372,000
400,000 (a),(k) Altice France SA 8.125 02/01/27 370,314
520,000 (a) Altice France SA 5.125 07/15/29 444,600
650,000 EchoStar Corp 10.750 11/30/29 699,562
686,741 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 677,518
450,000 (a) Level 3 Financing Inc 10.000 10/15/32 451,687
245,000 (a) Level 3 Financing Inc 3.625 01/15/29 208,250
280,000 (a) Level 3 Financing Inc 6.875 06/30/33 282,513
400,000 (a) Lumen Technologies Inc 4.500 01/15/29 363,999
800,000 (a) Lumen Technologies Inc 10.000 10/15/32 810,319
468,000 (i) Rogers Communications Inc 7.125 04/15/55 485,820
206,000 (a) Telesat Canada / Telesat LLC 5.625 12/06/26 159,650
200,000 (a) Turkcell Iletisim Hizmetleri AS 7.650 01/24/32 209,216
600,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 563,276
610,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 634,508
1,150,000 (a) Zayo Group Holdings Inc 4.000 03/01/27 1,112,457
400,000 (a) Zayo Group Holdings Inc 6.125 03/01/28 371,506
TOTAL TELECOMMUNICATION SERVICES 8,217,195
TRANSPORTATION - 1.0%
250,000 (a) Air Transport Services Group Inc 7.250 03/15/32 262,462
300,000 (a) Allegiant Travel Co 7.250 08/15/27 305,187
100,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 101,680
400,000 (a),(g) Grupo Aeromexico SAB de CV 8.625 11/15/31 394,960
225,000 (a),(g) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 229,500
500,000 (a),(g) Rand Parent LLC 8.500 02/15/30 518,175
456,000 (a),(g) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 474,229
TOTAL TRANSPORTATION 2,286,193
UTILITIES - 4.3%
1,000,000 (i) AES Corp/The 6.950 07/15/55 967,484
494,000 (a),(i) AltaGas Ltd 7.200 10/15/54 500,580
460,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 466,556

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 192,900 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500% 06/26/33 $ 200,497
800,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 826,000
405,000 (h),(i) Edison International 5.375 N/A 393,528
250,000 (i) EUSHI Finance Inc 7.625 12/15/54 261,200
500,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 462,875
200,000 (a) Greenko Wind Projects Mauritius Ltd 7.250 09/27/28 203,965
650,000 (a) LONG RIDGE ENERGY LLC 8.750 02/15/32 673,258
290,000 (a) NRG Energy Inc 6.250 11/01/34 297,322
360,000 (a) NRG Energy Inc 6.000 02/01/33 364,847
305,000 (a),(h),(i) NRG Energy Inc 10.250 N/A 336,219
200,000 (a) Pampa Energia SA 7.875 12/16/34 198,774
200,000 (a) Pampa Energia SA 7.950 09/10/31 204,177
300,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 292,370
375,000 (i) PG&E Corp 7.375 03/15/55 372,144
200,000 (a) Saavi Energia Sarl 8.875 02/10/35 212,000
330,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 318,426
730,000 (a),(h),(i) Vistra Corp 8.875 N/A 794,085
440,000 (a) Vistra Operations Co LLC 5.625 02/15/27 440,178
290,000 (a),(g) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 305,845
800,000 (a),(g) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 817,068
100,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 98,079
TOTAL UTILITIES 10,007,477
TOTAL CORPORATE BONDS
(Cost $134,597,382) 137,646,319
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 8.8% –
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.863 06/15/35 1,001,666
1,000,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.888 12/15/62 699,815
948,827 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 950,284
1,000,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 3.714%) 8.036 06/15/36 1,000,072
1,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 435,020
900,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 539,464
485,000 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 457,849
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10.348 12/25/41 1,572,897
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 1,604,501
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 1,707,129
565,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
10.248 07/25/43 611,658
1,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11.848 10/25/41 1,059,076
1,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11.448 01/25/42 1,063,496
450,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
9.098 02/25/42 471,329
1,500,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 1,632,016
920,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 1,020,914
1,000,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 876,379
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.472 07/13/42 1,036,973
800,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4.660 09/15/47 743,516
1,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 1,006,057

Portfolio of Investments August 31, 2025
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 5.285%)
9.605% 03/15/39 $ 1,001,364
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,039,244) 20,491,475
SHARES DESCRIPTION RATE VALUE
1923495 PREFERRED STOCK - 0.8% 1923495
BANKS - 0.3%
27,750 Wintrust Financial Corp 7.875 732,878
TOTAL BANKS 732,878
FINANCIAL SERVICES - 0.1%
12,550 Synchrony Financial 8.250 324,417
TOTAL FINANCIAL SERVICES 324,417
INSURANCE - 0.3%
28,000 Enstar Group Ltd 7.000 655,200
TOTAL INSURANCE 655,200
UTILITIES - 0.1%
200,000 (a) Trinidad Generation UnLtd 7.750 211,000
TOTAL UTILITIES 211,000
TOTAL PREFERRED STOCK
(Cost $1,767,230) 1,923,495
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
7221428 SOVEREIGN DEBT - 3.1% 7221428
ARGENTINA - 0.1%
600,000 Argentine Republic Government International Bond 4.125 07/09/35 381,150
TOTAL ARGENTINA 381,150
BAHAMAS - 0.1%
200,000 (a) Bahamas Government International Bond 8.250 06/24/36 206,716
TOTAL BAHAMAS 206,716
BARBADOS - 0.1%
200,000 (a) Barbados Government International Bond 8.000 06/26/35 201,168
TOTAL BARBADOS 201,168
BENIN - 0.1%
200,000 (a) Benin Government International Bond 7.960 02/13/38 197,074
TOTAL BENIN 197,074
COLOMBIA - 0.1%
200,000 Colombia Government International Bond 3.250 04/22/32 166,802
TOTAL COLOMBIA 166,802
COTE D'IVOIRE - 0.1%
300,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 278,055
TOTAL COTE D'IVOIRE 278,055
DOMINICAN REPUBLIC - 0.1%
200,000 (a) Dominican Republic International Bond 6.500 02/15/48 194,000
150,000 (a) Dominican Republic International Bond 6.600 06/01/36 154,370
TOTAL DOMINICAN REPUBLIC 348,370
ECUADOR - 0.1%
155,762 (a) Ecuador Government International Bond 1.000 07/31/35 117,214
311,523 Ecuador Government International Bond, Reg S 6.900 07/31/35 234,427
TOTAL ECUADOR 351,641
EGYPT - 0.2%
200,000 (a) Egypt Government International Bond 8.750 09/30/51 169,616
200,000 (a) Egypt Government International Bond 8.625 02/04/30 205,928
TOTAL EGYPT 375,544
EL SALVADOR - 0.1%
200,000 (a) El Salvador Government International Bond 7.625 09/21/34 196,000
TOTAL EL SALVADOR 196,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GHANA - 0.1%
$ 200,000 (a) Ghana Government International Bond 5.000% 07/03/35 $ 164,286
TOTAL GHANA 164,286
GUATEMALA - 0.1%
300,000 (a) Guatemala Government Bond 3.700 10/07/33 260,400
TOTAL GUATEMALA 260,400
HONDURAS - 0.1%
200,000 (a) Honduras Government International Bond 5.625 06/24/30 191,900
TOTAL HONDURAS 191,900
KENYA - 0.1%
200,000 (a) Republic of Kenya Government International Bond 9.500 03/05/36 197,630
TOTAL KENYA 197,630
MONGOLIA - 0.1%
200,000 (a) Mongolia Government International Bond 6.625 02/25/30 200,984
TOTAL MONGOLIA 200,984
PAKISTAN - 0.1%
200,000 (a) Pakistan Government International Bond 7.375 04/08/31 188,978
TOTAL PAKISTAN 188,978
PANAMA - 0.2%
400,000 Panama Government International Bond 6.875 01/31/36 411,380
TOTAL PANAMA 411,380
PARAGUAY - 0.1%
200,000 (a) Paraguay Government International Bond 6.000 02/09/36 207,580
TOTAL PARAGUAY 207,580
REPUBLIC OF SERBIA - 0.1%
300,000 (a) Serbia International Bond 2.125 12/01/30 258,158
TOTAL REPUBLIC OF SERBIA 258,158
ROMANIA - 0.1%
200,000 (a) Romanian Government International Bond 7.500 02/10/37 212,834
TOTAL ROMANIA 212,834
RWANDA - 0.1%
400,000 (a) Rwanda International Government Bond 5.500 08/09/31 351,276
TOTAL RWANDA 351,276
SENEGAL - 0.1%
300,000 (a) Senegal Government International Bond 6.250 05/23/33 222,652
TOTAL SENEGAL 222,652
SOUTH AFRICA - 0.1%
300,000 (a) Republic of South Africa Government International Bond 7.100 11/19/36 301,982
TOTAL SOUTH AFRICA 301,982
SRI LANKA - 0.1%
200,000 (a) Sri Lanka Government International Bond 3.600 02/15/38 167,947
TOTAL SRI LANKA 167,947
TURKEY - 0.2%
200,000 Turkiye Government International Bond 5.950 01/15/31 196,696
200,000 Turkiye Government International Bond 7.250 05/29/32 206,423
TOTAL TURKEY 403,119
UKRAINE - 0.1%
500,000 (a) Ukraine Government International Bond 1.750 02/01/36 263,750
TOTAL UKRAINE 263,750
UZBEKISTAN - 0.1%
200,000 (a) Republic of Uzbekistan International Bond 3.700 11/25/30 183,362
TOTAL UZBEKISTAN 183,362
ZAMBIA - 0.1%
353,530 (a) Zambia Government International Bond 5.750 06/30/33 330,690
TOTAL ZAMBIA 330,690
TOTAL SOVEREIGN DEBT
(Cost $6,954,186) 7,221,428

Portfolio of Investments August 31, 2025
(continued)
Credit Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
26291259 VARIABLE RATE SENIOR LOAN INTERESTS - 11.3% 26291259
CAPITAL GOODS - 1.4%
$ 2,520,000 (b) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.566% 07/09/32 $ 2,528,669
198,333 (b) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7.296 04/30/32 200,327
447,089 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 7.073 08/01/30 448,300
TOTAL CAPITAL GOODS 3,177,296
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
3,000,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR3M + 3.250%) 7.590 08/20/32 3,013,800
500,000 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.824 03/03/32 500,313
428,925 (b) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8.180 03/27/28 432,545
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,946,658
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
146,381 (b) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.841 06/09/31 146,629
500,000 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 8.360 08/18/32 495,860
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 642,489
CONSUMER SERVICES - 0.3%
597,000 (b) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6.814 07/28/31 598,866
TOTAL CONSUMER SERVICES 598,866
ENERGY - 0.2%
498,747 (b) Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 2.250%)
6.573 10/05/28 499,216
TOTAL ENERGY 499,216
FINANCIAL SERVICES - 0.6%
620,000 (b),(c) Beach Acquisition Bidco LLC, (TBD) TBD TBD 624,650
445,000 (b),(c) Orion US Finco Inc, (TBD) TBD TBD 448,497
246,400 (b),(c) Tiger Acquisition LLC, (TBD) TBD TBD 246,739
TOTAL FINANCIAL SERVICES 1,319,886
FOOD, BEVERAGE & TOBACCO - 0.0%
110,470 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
11.198 11/28/25 108,122
21,055 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
11.198 11/28/25 21,450
TOTAL FOOD, BEVERAGE & TOBACCO 129,572
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
465,000 (b) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.566 01/15/31 466,246
1,000,000 (b),(c) LifePoint Health, Inc., First Lien Term Loan B, (TBD) TBD TBD 994,470
433,273 (b) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6.316 10/23/28 433,771
277,865 (b) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.816 11/15/28 278,445
497,500 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7.566 11/26/31 498,642
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,671,574
INSURANCE - 1.7%
498,744 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.823 09/19/31 498,213
250,000 (b) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.680 02/03/28 244,062
500,000 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.566 09/19/30 495,313
500,000 (b),(c) Asurion LLC, Term Loan B8, (TBD) TBD TBD 495,312
997,396 (b) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.680 07/30/27 998,184
495,000 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 7.066 06/16/31 495,324
747,490 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.816 07/31/31 750,372
TOTAL INSURANCE 3,976,780
MATERIALS - 0.2%
2,998,738 (b) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8.256 09/15/28 499,735
TOTAL MATERIALS 499,735

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.3%
$ 565,111 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
7.256% 02/10/31 $ 568,855
125,000 (b) Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 7.728 01/31/29 124,900
TOTAL MEDIA & ENTERTAINMENT 693,755
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
221,579 (b) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7.066 01/31/30 222,502
725,000 (b) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7.930 12/08/25 705,566
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 928,068
SOFTWARE & SERVICES - 2.0%
427,853 (b) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.296 01/31/31 428,815
498,750 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 498,700
400,000 (b) Clearwater Analytics, LLC, Term Loan B, (TSFR6M + 2.250%) 6.460 04/21/32 401,502
398,997 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7.483 03/24/31 400,522
172,819 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7.104 05/01/31 173,036
179,548 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.816 05/30/31 180,210
145,883 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7.351 06/27/31 146,521
431,332 (b) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.816 01/30/32 432,141
100,229 (b),(c) Javelin Buyer Inc, (TBD) TBD TBD 99,760
498,750 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 7.058 12/08/31 497,892
248,747 (b) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7.566 06/17/31 249,497
498,741 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.810 02/10/31 499,075
577,000 X Corp 9.500 10/29/29 568,137
TOTAL SOFTWARE & SERVICES 4,575,808
TELECOMMUNICATION SERVICES - 0.8%
1,000,000 (b) Connect Finco Sarl, Non-Extended Term Loan B, (TSFR1M +
3.500%)
7.816 12/11/26 1,000,155
447,718 (b) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.780 04/15/30 445,573
500,000 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7.430 03/09/27 485,168
TOTAL TELECOMMUNICATION SERVICES 1,930,896
UTILITIES - 0.3%
697,681 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 700,660
TOTAL UTILITIES 700,660
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $26,117,330) 26,291,259
TOTAL LONG-TERM INVESTMENTS
(Cost $213,891,186) 216,723,482
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.0%
9,301,923 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
4.310 (m) 9,301,923
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,301,923) 9,301,923

Portfolio of Investments August 31, 2025
(continued)
Credit Income

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  7.3%
16956220 REPURCHASE AGREEMENTS - 7.3% 16956220
$ 16,425,000 (n) Fixed Income Clearing Corporation 4.260% 09/02/25 $ 16,425,000
531,220 (o) Fixed Income Clearing Corporation 1.360 09/02/25 531,220
TOTAL REPURCHASE AGREEMENTS
(Cost $16,956,220) 16,956,220
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,956,220) 16,956,220
TOTAL INVESTMENTS - 104.5%
(Cost $240,149,329) 242,981,625
OTHER ASSETS & LIABILITIES, NET -  (4.5)% (10,405,909)
NET ASSETS - 100% $ 232,575,716
EUR Euro
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $163,167,433 or 67.2% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,967,812.
(h) Perpetual security. Maturity date is not applicable.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
5.1% of Total Investments.
(j) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.2% of Total Investments.
(k) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 4.260% dated 8/29/25 to be repurchased at $16,432,775 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 4/15/28, valued at $16,753,510.
(o) Agreement with Fixed Income Clearing Corporation, 1.360% dated 8/29/25 to be repurchased at $531,300 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/32, valued at $541,903.

See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 160 12/25 $ 17,413,502 $ 17,515,000 $ 101,498
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 735,011 EUR 624,000
Morgan Stanley Capital Services
LLC 10/10/25 $ 3,262
Total         $3,262
Total unrealized appreciation on forward foreign currency contracts         $3,262
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro

Portfolio of Investments August 31, 2025
Flexible Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.7%
82890365 COMMON STOCKS - 9.9% 82890365
BANKS - 0.9%
12,900 Citigroup Inc $ 1,245,753
12,700 JPMorgan Chase & Co 3,828,034
34,500 Wells Fargo & Co 2,835,210
TOTAL BANKS 7,908,997
CAPITAL GOODS - 1.2%
21,800 Carrier Global Corp 1,421,360
7,400 General Dynamics Corp 2,401,818
4,000 Hubbell Inc 1,723,960
22,800 nVent Electric PLC 2,060,892
2,900 Parker-Hannifin Corp 2,202,115
TOTAL CAPITAL GOODS 9,810,145
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
7,400 (a) Amazon.com Inc 1,694,600
4,000 Home Depot Inc/The 1,627,080
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,321,680
CONSUMER SERVICES - 0.3%
26,500 Boyd Gaming Corp 2,275,290
TOTAL CONSUMER SERVICES 2,275,290
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
23,400 Walmart Inc 2,269,332
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,269,332
ENERGY - 0.6%
7,300 Cheniere Energy Inc 1,765,286
19,600 Exxon Mobil Corp 2,240,084
15,600 Shell PLC, ADR 1,152,528
TOTAL ENERGY 5,157,898
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.3%
7,300 American Tower Corp 1,488,105
46,646 National Storage Affiliates Trust 1,042,538
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,530,643
FINANCIAL SERVICES - 0.7%
3,500 American Express Co 1,159,480
2,100 Ameriprise Financial Inc 1,081,101
12,000 Bank of New York Mellon Corp/The 1,267,200
5,900 (a) Fiserv Inc 815,262
7,900 Morgan Stanley 1,188,792
TOTAL FINANCIAL SERVICES 5,511,835
FOOD, BEVERAGE & TOBACCO - 0.6%
24,000 Coca-Cola Co/The 1,655,760
20,301 Philip Morris International Inc 3,392,906
TOTAL FOOD, BEVERAGE & TOBACCO 5,048,666
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
17,500 Abbott Laboratories 2,321,550
2,200 UnitedHealth Group Inc 681,714
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,003,264
INSURANCE - 0.5%
8,600 Allstate Corp/The 1,749,670
8,600 Progressive Corp/The 2,124,716
TOTAL INSURANCE 3,874,386
MATERIALS - 0.2%
2,400 (a) Linde PLC 1,147,896
20,600 Smurfit WestRock PLC 975,616
TOTAL MATERIALS 2,123,512

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 0.6%
11,500 Alphabet Inc, Class C $ 2,455,595
18,500 Walt Disney Co/The 2,190,030
TOTAL MEDIA & ENTERTAINMENT 4,645,625
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
6,900 Amgen Inc 1,985,199
5,400 Danaher Corp 1,111,428
45,700 Sanofi SA, ADR 2,261,236
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,357,863
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
11,300 Applied Materials Inc 1,816,588
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,816,588
SOFTWARE & SERVICES - 0.2%
69,300 Gen Digital Inc 2,092,860
TOTAL SOFTWARE & SERVICES 2,092,860
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
41,700 Corning Inc 2,795,151
93,400 Hewlett Packard Enterprise Co 2,108,038
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,903,189
TELECOMMUNICATION SERVICES - 0.4%
81,500 AT&T Inc 2,387,135
25,100 Verizon Communications Inc 1,110,173
TOTAL TELECOMMUNICATION SERVICES 3,497,308
TRANSPORTATION - 0.1%
4,200 FedEx Corp 970,494
TOTAL TRANSPORTATION 970,494
UTILITIES - 0.8%
36,000 Alliant Energy Corp 2,342,520
26,582 Sempra 2,194,610
24,200 Southern Co/The 2,233,660
TOTAL UTILITIES 6,770,790
TOTAL COMMON STOCKS
(Cost $68,172,528) 82,890,365
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18097765 CONVERTIBLE BONDS - 2.2% 18097765
TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
$ 2,600,000 Seagate HDD Cayman 3.500% 06/01/28 5,345,328
5,725,000 Western Digital Corp 3.000 11/15/28 12,752,437
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,097,765
TOTAL CONVERTIBLE BONDS
(Cost $10,771,423) 18,097,765
SHARES DESCRIPTION RATE VALUE
27284545 CONVERTIBLE PREFERRED SECURITIES - 3.3% 27284545
BANKS - 1.8%
1,100 Bank of America Corp 7.250 1,371,755
11,405 Wells Fargo & Co 7.500 13,857,075
TOTAL BANKS 15,228,830
CAPITAL GOODS - 0.9%
69,005 Boeing Co/The 6.000 5,135,352
35,950 Chart Industries Inc 6.750 2,542,743
TOTAL CAPITAL GOODS 7,678,095
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
69,475 Hewlett Packard Enterprise Co 7.625 4,377,620
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,377,620
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $26,439,274) 27,284,545

Portfolio of Investments August 31, 2025
(continued)
Flexible Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
611179009 CORPORATE BONDS - 73.0% (b) 611179009
AUTOMOBILES & COMPONENTS - 3.2%
$ 2,550,000 (c),(d) Adient Global Holdings Ltd 7.500% 02/15/33 $ 2,655,420
1,950,000 Ford Motor Co 5.291 12/08/46 1,583,286
9,365,000 Ford Motor Credit Co LLC 7.350 11/04/27 9,748,902
4,955,000 General Motors Co 6.600 04/01/36 5,257,811
6,763,000 (e),(f) General Motors Financial Co Inc 6.500 N/A 6,638,734
613,000 (c),(e),(f) General Motors Financial Co Inc 5.700 N/A 600,938
TOTAL AUTOMOBILES & COMPONENTS 26,485,091
BANKS - 7.5%
8,965,000 (c),(e),(f) Bank of America Corp 6.300 N/A 9,000,448
9,050,000 (e),(f) Bank of America Corp 6.625 N/A 9,317,047
3,049,000 (c),(e),(f) Citigroup Inc 7.375 N/A 3,167,917
17,675,000 (e),(f) Citigroup Inc 6.875 N/A 17,984,472
4,025,000 (e),(f),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.552 N/A 4,145,750
5,825,000 (e),(f) JPMorgan Chase & Co 6.875 N/A 6,120,770
5,394,000 (e),(f) PNC Financial Services Group Inc/The 6.200 N/A 5,480,380
7,250,000 (c),(e),(f) Wells Fargo & Co 7.625 N/A 7,743,130
TOTAL BANKS 62,959,914
CAPITAL GOODS - 3.5%
5,450,000 (d) Builders FirstSource Inc 6.375 03/01/34 5,613,124
3,875,000 (d) Chart Industries Inc 7.500 01/01/30 4,061,345
3,100,000 (d) Herc Holdings Inc 7.000 06/15/30 3,226,337
10,025,000 Regal Rexnord Corp 6.400 04/15/33 10,665,447
5,847,000 (d) WESCO Distribution Inc 7.250 06/15/28 5,937,494
TOTAL CAPITAL GOODS 29,503,747
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,120,000 (d) CACI International Inc 6.375 06/15/33 2,186,658
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,186,658
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.5%
8,419,000 Bath & Body Works Inc 6.875 11/01/35 8,768,473
4,000,000 (d) Wayfair LLC 7.750 09/15/30 4,132,616
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,901,089
CONSUMER SERVICES - 3.6%
4,205,000 (d) Caesars Entertainment Inc 6.500 02/15/32 4,310,899
8,100,000 (d) Light & Wonder International Inc 7.500 09/01/31 8,455,331
2,025,000 (d) NCL Corp Ltd 7.750 02/15/29 2,163,091
9,586,000 Piedmont Operating Partnership LP 9.250 07/20/28 10,654,616
4,025,000 Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125 02/15/31 4,332,578
TOTAL CONSUMER SERVICES 29,916,515
ENERGY - 11.5%
5,375,000 (d) Antero Resources Corp 7.625 02/01/29 5,482,339
7,475,000 (d) Civitas Resources Inc 8.625 11/01/30 7,781,796
12,150,000 (d) Columbia Pipelines Operating Co LLC 6.544 11/15/53 12,569,371
3,925,000 Diamondback Energy Inc 6.250 03/15/33 4,194,519
5,522,000 (f) Enbridge Inc 8.500 01/15/84 6,246,564
4,050,000 (e),(f) Energy Transfer LP 7.125 N/A 4,156,037
13,250,000 (f) Energy Transfer LP 8.000 05/15/54 14,116,682
6,700,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 6,581,063
5,625,000 (d) Permian Resources Operating LLC 7.000 01/15/32 5,832,056
5,406,000 (f) South Bow Corp 7.500 03/01/55 5,650,308
7,906,000 (f) Transcanada Trust 5.875 08/15/76 7,910,846
1,150,000 (f) Transcanada Trust 5.600 03/07/82 1,125,996
4,050,000 Valero Energy Corp 6.625 06/15/37 4,416,755
2,475,000 (d) Venture Global LNG Inc 8.375 06/01/31 2,596,716
2,550,000 (d),(e),(f) Venture Global LNG Inc 9.000 N/A 2,532,257
4,825,000 Western Midstream Operating LP 6.150 04/01/33 5,041,150
TOTAL ENERGY 96,234,455

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
$ 7,917,000 (d) Iron Mountain Inc 7.000% 02/15/29 $ 8,154,977
6,900,000 VICI Properties LP 5.625 05/15/52 6,303,433
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 14,458,410
FINANCIAL SERVICES - 6.3%
5,126,700 (e),(f) Ally Financial Inc 4.700 N/A 4,988,593
7,339,000 Ally Financial Inc 8.000 11/01/31 8,399,157
2,750,000 (e),(f) American Express Co 3.550 N/A 2,683,358
5,425,000 (d),(f) Ares Finance Co III LLC 4.125 06/30/51 5,309,077
3,200,000 Block Inc 6.500 05/15/32 3,315,613
11,550,000 (e),(f) Goldman Sachs Group Inc/The 7.500 N/A 12,247,285
4,750,000 (f) Morgan Stanley 5.948 01/19/38 4,935,560
10,450,000 (e),(f) State Street Corp 6.700 N/A 10,815,468
TOTAL FINANCIAL SERVICES 52,694,111
FOOD, BEVERAGE & TOBACCO - 2.4%
4,250,000 Altria Group Inc 5.800 02/14/39 4,337,596
7,500,000 BAT Capital Corp 7.081 08/02/53 8,334,251
2,042,000 (d),(e),(f) Land O' Lakes Inc 8.000 N/A 1,955,215
3,300,000 (d),(e),(f) Land O' Lakes Inc 7.250 N/A 2,820,734
3,200,000 (d),(e),(f) Land O' Lakes Inc 7.000 N/A 2,653,487
TOTAL FOOD, BEVERAGE & TOBACCO 20,101,283
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
2,100,000 (f) DENTSPLY SIRONA Inc 8.375 09/12/55 2,137,581
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,137,581
INSURANCE - 2.1%
4,000,000 (d),(e),(h) Allianz SE 6.550 N/A 4,076,600
650,000 (f) Enstar Finance LLC 5.500 01/15/42 642,617
10,255,000 (d),(f) Liberty Mutual Group Inc 7.800 03/15/37 11,763,708
1,303,000 (f) MetLife Inc 6.350 03/15/55 1,357,109
TOTAL INSURANCE 17,840,034
MATERIALS - 4.8%
8,275,000 ArcelorMittal SA 7.000 10/15/39 9,174,335
3,645,500 Ashland Inc 6.875 05/15/43 3,825,453
2,592,000 Celanese US Holdings LLC 6.665 07/15/27 2,667,137
4,000,000 Celanese US Holdings LLC 7.050 11/15/30 4,158,988
4,875,000 (c),(d) Owens-Brockway Glass Container Inc 7.250 05/15/31 4,960,283
8,300,000 (d) Sealed Air Corp 6.875 07/15/33 8,966,324
6,625,000 Southern Copper Corp 5.875 04/23/45 6,647,969
TOTAL MATERIALS 40,400,489
MEDIA & ENTERTAINMENT - 3.3%
2,050,000 (d) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/01/31 2,121,128
7,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484 10/23/45 7,295,026
8,324,000 (d) Nexstar Media Inc 5.625 07/15/27 8,314,976
4,404,000 Paramount Global 6.875 04/30/36 4,674,014
1,575,000 (f) Paramount Global 6.375 03/30/62 1,577,627
2,950,000 Time Warner Entertainment Co LP 8.375 07/15/33 3,440,613
TOTAL MEDIA & ENTERTAINMENT 27,423,384
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
7,080,000 (d) Amkor Technology Inc 6.625 09/15/27 7,073,374
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,073,374
SOFTWARE & SERVICES - 1.0%
3,750,000 (d) Gen Digital Inc 7.125 09/30/30 3,879,386
3,850,000 Oracle Corp 6.500 04/15/38 4,175,398
TOTAL SOFTWARE & SERVICES 8,054,784
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
9,269,000 Hewlett Packard Enterprise Co 6.350 10/15/45 9,550,426
11,728,000 (d) Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 13,315,112
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,865,538

Portfolio of Investments August 31, 2025
(continued)
Flexible Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.4%
$ 3,200,000 (f) Bell Telephone Co of Canada or Bell Canada 7.000% 09/15/55 $ 3,272,912
4,332,000 (d) GCI LLC 4.750 10/15/28 4,218,870
3,950,000 (f) TELUS Corp 7.000 10/15/55 4,053,415
TOTAL TELECOMMUNICATION SERVICES 11,545,197
TRANSPORTATION - 1.5%
5,279,000 XPO CNW Inc 6.700 05/01/34 5,521,464
2,785,000 (d) XPO Inc 6.250 06/01/28 2,833,367
4,420,000 (d) XPO Inc 7.125 06/01/31 4,600,893
TOTAL TRANSPORTATION 12,955,724
UTILITIES - 13.6%
8,250,000 (f) AES Corp/The 7.600 01/15/55 8,477,090
6,350,000 (f) Dominion Energy Inc 6.875 02/01/55 6,637,547
7,228,000 (f) Dominion Energy Inc 7.000 06/01/54 7,735,695
6,125,000 (e),(f) Edison International 5.000 N/A 5,476,048
1,800,000 (f) Edison International 8.125 06/15/53 1,800,641
4,514,000 (c),(f) Edison International 7.875 06/15/54 4,462,376
11,870,000 (f) Emera Inc 6.750 06/15/76 11,944,520
6,275,000 (f) EUSHI Finance Inc 7.625 12/15/54 6,556,114
9,290,000 (f) NextEra Energy Capital Holdings Inc 5.650 05/01/79 9,264,173
2,950,000 (f) NextEra Energy Capital Holdings Inc 6.750 06/15/54 3,116,702
11,775,000 (d),(e),(f) NRG Energy Inc 10.250 N/A 12,980,277
8,050,000 (f) PG&E Corp 7.375 03/15/55 7,988,694
908,000 (f) Southern Co/The 6.375 03/15/55 950,071
20,475,000 (d),(e),(f) Vistra Corp 8.000 N/A 20,900,389
5,090,000 (d),(e),(f) Vistra Corp 7.000 N/A 5,151,294
TOTAL UTILITIES 113,441,631
TOTAL CORPORATE BONDS
(Cost $605,188,100) 611,179,009
SHARES DESCRIPTION RATE VALUE
62258023 PREFERRED STOCK - 7.4% 62258023
FINANCIAL SERVICES - 1.8%
314,799 Morgan Stanley 7.125 8,036,818
181,000 Morgan Stanley 6.625 4,693,330
89,574 Morgan Stanley 6.875 2,271,597
TOTAL FINANCIAL SERVICES 15,001,745
FOOD, BEVERAGE & TOBACCO - 1.4%
90,213 CHS Inc 7.100 2,287,802
384,432 CHS Inc 6.750 9,449,338
TOTAL FOOD, BEVERAGE & TOBACCO 11,737,140
INSURANCE - 3.1%
287,059 Allstate Corp/The 7.375 7,819,487
215,192 Athene Holding Ltd 6.350 5,351,825
169,032 Enstar Group Ltd 7.000 3,955,349
337,825 Reinsurance Group of America Inc 7.125 8,634,807
TOTAL INSURANCE 25,761,468
UTILITIES - 1.1%
85,590 Algonquin Power & Utilities Corp 8.864 2,183,401
325,775 SCE Trust VII 7.500 7,574,269
TOTAL UTILITIES 9,757,670
TOTAL PREFERRED STOCK
(Cost $63,414,537) 62,258,023

See Notes to Financial Statements
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
11911644 STRUCTURED NOTES - 1.4% 11911644
14,500 JPMorgan Chase Bank,
Mandatory Exchangeable Note,
Linked to Common Stock of
Fiserv, Inc (Cap 111.81% of the
Issue Price)
9.000% $166.7382 $186.4300 12/23/25 $ 2,063,031
10,500 Merrill Lynch BV, Linked To
Broadcom Inc. (Cap 124.83% of
the Issue Price)
10.000 $231.7476 $289.2905 11/13/25 2,890,046
30,200 Merrill Lynch BV, Linked To
Builders Firstsource Inc. (Cap
120.00% of the Issue Price)
10.500 $136.8830 $164.2596 02/25/26 4,175,349
152,865 Nomura America Finance LLC,
Linked to Common Stock of
Viasat, Inc.
(Cap 117.50% of the Issue Price)
30.000 $14.3409 $16.8506 12/30/25 2,783,218
TOTAL STRUCTURED NOTES
(Cost $11,177,142) 11,911,644
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3,970,720 VARIABLE RATE SENIOR LOAN INTERESTS - 0.5% 3,970,720
TELECOMMUNICATION SERVICES - 0.5%
$ 3,989,832 (g) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.780% 04/15/30 3,970,720
TOTAL TELECOMMUNICATION SERVICES 3,970,720
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $3,953,875) 3,970,720
TOTAL LONG-TERM INVESTMENTS
(Cost $789,116,879) 817,592,071
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
12,803,252 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.310 (j) 12,803,252
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $12,803,252) 12,803,252
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2%
10024097 REPURCHASE AGREEMENTS - 1.2% 10024097
299,097 (k) Fixed Income Clearing Corporation 1.360 09/02/25 299,097
9,725,000 (l) Fixed Income Clearing Corporation 4.260 09/02/25 9,725,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,024,097) 10,024,097
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,024,097) 10,024,097
TOTAL INVESTMENTS - 100.4%
(Cost $811,944,228) 840,419,420
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (3,302,799)
NET ASSETS - 100% $ 837,116,621
ADR American Depositary Receipt
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,365,857.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $215,586,321 or 25.7% of Total Investments.
(e) Perpetual security. Maturity date is not applicable.

Portfolio of Investments August 31, 2025
(continued)
Flexible Income

See Notes to Financial Statements
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
35.5% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.5% of Total Investments.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 1.360% dated 8/29/25 to be repurchased at $299,142 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/32, valued at $305,168.
(l) Agreement with Fixed Income Clearing Corporation, 4.260% dated 8/29/25 to be repurchased at $9,729,603 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 4/15/28, valued at $9,919,710.

Portfolio of Investments August 31, 2025
Floating Rate Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
6407847 COMMON STOCKS - 0.4% 6407847
CAPITAL GOODS - 0.0%
2,687 (a) TNT Crane & Rigging Inc $ 1,792
4,761 (a) TNT Crane & Rigging Inc 48
TOTAL CAPITAL GOODS 1,840
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (a),(b) Belk Inc 792
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 792
CONSUMER SERVICES - 0.3%
333,588 (a) 24 Hour Fitness Worldwide Inc 2,335
17,726 (a) Cengage Learning Holdings II Inc 418,777
953 (a) Crown Finance US Inc 20,983
156,433 (a) Crown Finance US Inc 3,444,342
TOTAL CONSUMER SERVICES 3,886,437
ENERGY - 0.0%
2,246 Chord Energy Corp 246,813
76,990 (a) Transocean Ltd 233,280
TOTAL ENERGY 480,093
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
61,430 (a),(b) Millennium Health LLC 5,651
57,666 (a),(b) Millennium Health LLC 577
52,393 (a) Onex Carestream Finance LP 32,746
TOTAL HEALTH CARE EQUIPMENT & SERVICES 38,974
MEDIA & ENTERTAINMENT - 0.0%
7,105 (a) Catalina Marketing Corp 230,913
TOTAL MEDIA & ENTERTAINMENT 230,913
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (a) Bright Bidco BV 14,880
46,554 (a) Bright Bidco BV 10,894
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,774
SOFTWARE & SERVICES - 0.1%
33,725 (a) Avaya Inc 250,138
23,225 (a) Avaya Inc 172,260
205 (a),(b) Bloom Parent Inc 204,614
TOTAL SOFTWARE & SERVICES 627,012
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
7,250 (a) MLN US Holdco LLC 3,661
35,822 (a) Riverbed Technology LLC/US 36
24,672 (a) Windstream Services PE LLC 468,768
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 472,465
TELECOMMUNICATION SERVICES - 0.0%
18,781 (a) Windstream Services PE LLC 356,839
TOTAL TELECOMMUNICATION SERVICES 356,839
TRANSPORTATION - 0.0%
1,018 (a) ACBL HLDG CORP 47,337
4,313 (a) ACBL HLDG CORP 239,371
TOTAL TRANSPORTATION 286,708
TOTAL COMMON STOCKS
(Cost $21,655,153) 6,407,847
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
156416974 CORPORATE BONDS - 9.8% 156416974
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,000,000 (c) Clarios Global LP / Clarios US Finance Co 6.750% 05/15/28 2,044,640
TOTAL AUTOMOBILES & COMPONENTS 2,044,640

Portfolio of Investments August 31, 2025
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.0%
$ 3,310,000 (c) Camelot Return Merger Sub Inc 8.750% 08/01/28 $ 3,184,957
2,000,000 (c) Chart Industries Inc 7.500 01/01/30 2,096,178
1,000,000 (c) CP Atlas Buyer Inc 9.750 07/15/30 1,031,800
1,000,000 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9.000 02/15/29 1,049,338
4,000,000 (c) TK Elevator US Newco Inc 5.250 07/15/27 3,988,651
5,000,000 (c) TransDigm Inc 6.875 12/15/30 5,184,975
TOTAL CAPITAL GOODS 16,535,899
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,000,000 (c) Allied Universal Holdco LLC 7.875 02/15/31 1,050,875
1,500,000 (c) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4.625 06/01/28 1,466,294
3,750,000 (c) Boost Newco Borrower LLC 7.500 01/15/31 3,978,517
2,000,000 (c) Garda World Security Corp 4.625 02/15/27 1,985,692
2,424,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 5.750 04/15/26 2,434,164
250,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 249,924
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,165,466
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,000,000 (c) Carvana Co, (cash 11.000%, PIK 13.000%) 9.000 06/01/30 2,092,088
1,000,000 (c) LBM Acquisition LLC 9.500 06/15/31 1,048,020
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,140,108
CONSUMER SERVICES - 0.7%
2,000,000 (c) 1011778 BC ULC / New Red Finance Inc 3.875 01/15/28 1,946,738
3,000,000 (c) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 2,805,056
1,000,000 (c) Caesars Entertainment Inc 7.000 02/15/30 1,034,118
1,000,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4.625 01/15/29 955,951
4,500,000 (c) Odeon Finco PLC 12.750 11/01/27 4,664,412
TOTAL CONSUMER SERVICES 11,406,275
ENERGY - 0.1%
101,488 (c) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 103,019
1,000,000 (c) eG Global Finance PLC 12.000 11/30/28 1,104,576
TOTAL ENERGY 1,207,595
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
1,000,000 (c) Office Properties Income Trust 9.000 03/31/29 996,522
3,000,000 (c) RLJ Lodging Trust LP 3.750 07/01/26 2,961,844
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,958,366
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
5,000,000 (c) CHS/Community Health Systems Inc 10.875 01/15/32 5,291,155
2,039,042 (c) Global Medical Response Inc, (cash 9.500%, PIK 10.000%) 10.000 10/31/28 2,039,042
4,500,000 (c) Mozart Debt Merger Sub Inc 3.875 04/01/29 4,321,111
2,750,000 (c) Radiology Partners Inc 8.500 07/15/32 2,807,365
10,276,156 (c) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 11,073,072
4,355,000 (c) Team Health Holdings Inc 8.375 06/30/28 4,408,436
2,500,000 Tenet Healthcare Corp 4.625 06/15/28 2,471,629
500,000 Tenet Healthcare Corp 6.125 10/01/28 500,361
TOTAL HEALTH CARE EQUIPMENT & SERVICES 32,912,171
INSURANCE - 0.8%
6,100,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 6,013,361
4,000,000 (c) HUB International Ltd 7.250 06/15/30 4,183,896
2,000,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 2,075,380
TOTAL INSURANCE 12,272,637
MATERIALS - 0.3%
1,875,000 (c),(d) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4.000 09/01/29 1,720,564
1,500,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 1,588,779
776,000 (c) WR Grace Holdings LLC 4.875 06/15/27 769,756
TOTAL MATERIALS 4,079,099

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 1.0%
$ 600,000 (c) Advantage Sales & Marketing Inc 6.500% 11/15/28 $ 498,041
5,000,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 4,974,802
3,500,000 (c) CSC Holdings LLC 5.500 04/15/27 3,365,988
7,392 (c) iHeartCommunications Inc 9.125 05/01/29 6,333
3,000,000 (c) McGraw-Hill Education Inc 5.750 08/01/28 3,015,615
500,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000 08/15/27 495,938
3,000,000 (c) Sinclair Television Group Inc 8.125 02/15/33 3,073,500
TOTAL MEDIA & ENTERTAINMENT 15,430,217
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
3,000,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 2,570,652
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,570,652
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,000,000 (c) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 2,019,712
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,019,712
SOFTWARE & SERVICES - 0.1%
2,240,000 (c) Open Text Holdings Inc 4.125 12/01/31 2,060,865
TOTAL SOFTWARE & SERVICES 2,060,865
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000 (c) CommScope Technologies LLC 5.000 03/15/27 1,979,715
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,979,715
TELECOMMUNICATION SERVICES - 1.5%
1,504,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,483,801
5,651,000 EchoStar Corp 10.750 11/30/29 6,081,889
7,284,000 (c) Frontier Communications Holdings LLC 5.875 10/15/27 7,281,920
2,000,000 (c) Level 3 Financing Inc 4.000 04/15/31 1,675,000
1,000,000 (c) Lumen Technologies Inc 10.000 10/15/32 1,012,899
260,000 (c) Telesat Canada / Telesat LLC 5.625 12/06/26 201,500
6,935,000 (c) Zayo Group Holdings Inc 4.000 03/01/27 6,708,598
TOTAL TELECOMMUNICATION SERVICES 24,445,607
TRANSPORTATION - 0.3%
3,287,000 (c) Air Canada 3.875 08/15/26 3,247,276
1,500,000 (c) United Airlines Inc 4.625 04/15/29 1,476,141
TOTAL TRANSPORTATION 4,723,417
UTILITIES - 0.3%
496,702 Pacific Gas and Electric Co 3.150 01/01/26 493,700
496,702 Pacific Gas and Electric Co 4.500 07/01/40 423,897
2,602,000 PG&E Corp 5.000 07/01/28 2,572,367
1,000,000 PG&E Corp 5.250 07/01/30 974,569
TOTAL UTILITIES 4,464,533
TOTAL CORPORATE BONDS
(Cost $153,039,841) 156,416,974
SHARES DESCRIPTION VALUE
47161218 EXCHANGE-TRADED FUNDS - 2.9% 47161218
2,015,737 (d) Invesco Senior Loan ETF 42,169,218
120,000 SPDR Blackstone Senior Loan ETF 4,992,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $47,595,086) 47,161,218
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1359707148 VARIABLE RATE SENIOR LOAN INTERESTS - 85.1% 1359707148
AUTOMOBILES & COMPONENTS - 1.4%
1,939,464 (e) Adient US LLC, Term Loan B2, (TSFR1M + 2.250%) 6.566 01/29/31 1,944,923
8,505,802 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.816 05/06/30 8,518,561
8,000,000 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7.066 01/28/32 8,016,240
3,239,629 (e) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 8.180 10/04/28 3,177,234
TOTAL AUTOMOBILES & COMPONENTS 21,656,958

Portfolio of Investments August 31, 2025
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 7.3%
$ 180,609 (e),(f) Air Comm Corporation, LLC, Delayed Draw Term Loan 1.000% 12/11/31 $ 181,399
2,874,824 (e) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 7.064 12/11/31 2,887,401
1,667,889 (e) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.750%) 9.046 11/03/31 1,688,320
2,089,239 (e) Barentz International B.V., Term Loan B, (TSFR3M + 3.250%) 7.646 03/28/31 2,078,793
4,969,545 (e) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7.316 01/27/32 4,980,925
2,373,278 (e) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.500%) 6.808 10/17/30 2,380,695
2,940,000 (e) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.566 07/09/32 2,950,114
6,982,783 (e) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 7.666 11/03/28 6,991,023
585,000 (e),(g) Chariot Buyer LLC, (TBD) TBD TBD 585,951
4,337,237 (e) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6.792 03/18/30 4,364,367
879,432 (e) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8.180 05/17/28 584,822
2,783,369 (e),(h) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7.713 04/12/28 2,648,265
1,365,000 (e) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 9.566 07/08/30 1,315,860
875,000 (e) DG Investment Intermediate Holdings 2, Inc., Term Loan,
(TSFR1M + 3.750%)
8.102 07/12/32 880,469
902,783 (e),(g) Foundation Building Materials Holding Company LLC, Term
Loan, (TBD)
TBD TBD 906,259
1,791,438 (e) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 6.066 06/04/31 1,790,936
3,333,000 (e) Herc Holdings Inc, Term Loan B, (TSFR1M + 2.000%) 6.351 06/02/32 3,354,664
1,379,310 (e),(f) Kaman Corporation, Delayed Draw Term Loan, (TSFR3M +
1.875%)
4.039 02/26/32 1,383,628
14,620,690 (e) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.750%)
6.871 02/26/32 14,666,452
3,351,006 (e) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6.702 06/21/28 3,359,953
1,677,325 (e) Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 2.750%) 7.066 09/26/31 1,685,712
1,529,238 (e) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
7.066 03/28/31 1,538,085
1,336,000 (e) Minimax Viking GmbH, Term Loan B, (TSFR1M + 2.250%) 6.566 03/17/32 1,340,596
1,555,890 (e) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8.447 10/15/29 1,234,598
767,000 (e),(h) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9.545 10/15/29 782,582
5,507,197 (e) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6.566 01/31/32 5,512,374
4,101,016 (e) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7.296 04/30/32 4,142,231
2,315,000 (e) Resideo Funding Inc., Incremental Term Loan, (TSFR1M +
2.000%)
6.363 08/13/32 2,314,282
1,611,974 (e) Titan Acquisition Limited, Term Loan B, (TSFR3M + TSFR6M +
4.500%)
8.731 02/15/29 1,619,406
14,901,139 (e) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 7.197 04/30/30 14,970,578
3,146,225 (e) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6.796 01/20/32 3,152,297
5,102,304 (e) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.796 02/28/31 5,112,151
5,950,000 (e) TransDigm, Inc., Term Loan M, (TSFR3M + 2.500%) 6.853 08/13/32 5,958,449
8,024,936 (e) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8.180 11/20/28 8,046,683
TOTAL CAPITAL GOODS 117,390,320
COMMERCIAL & PROFESSIONAL SERVICES - 4.3%
8,500,000 (e) Allied Universal Holdco LLC, Term Loan B, (TSFR3M + 3.250%) 7.590 08/20/32 8,539,100
1,652,332 (e) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6.566 09/29/31 1,655,174
1,329,667 (e) American Auto Auction Group, LLC, Term Loan, (TSFR1M +
4.500%)
8.816 05/28/32 1,343,656
2,686,245 (e) Anticimex International AB, Term Loan B1, (SOFR90A +
3.400%)
7.760 11/16/28 2,696,318
4,009,828 (e) Anticimex International AB, Term Loan B6, (SOFR90A +
3.400%)
7.760 11/16/28 4,027,371
192,931 (e),(f) Archkey Solutions LLC, Delayed Draw Term Loan B 4.750 11/03/31 195,294
4,784,801 (e) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7.930 06/02/28 4,780,615
4,836,664 (e) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6.816 10/01/31 4,852,214
2,831,786 (e) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7.308 08/01/29 2,847,559
3,277,360 (e) First Advantage Holdings, LLC, Repriced Term Loan B, (TSFR1M
+ 2.750%)
7.066 10/31/31 3,289,667
6,406,702 (e) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
7.362 02/01/29 6,417,113
3,600,000 (e) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.824 03/03/32 3,602,250

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 2,635,399 (e) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.500%) 6.814% 07/25/30 $ 2,641,289
1,561,365 (e) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR6M + 2.000%)
6.129 10/15/30 1,561,685
2,865,755 (e) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8.558 04/12/27 1,499,148
1,710,713 (e) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8.180 03/27/28 1,725,151
14,589,531 (e) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
7.180 03/27/28 14,609,081
2,069,363 (e) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7.796 06/24/31 2,079,709
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 68,362,394
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
370,812 (e) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8.218 11/08/27 371,122
2,926,882 (e) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.500%) 6.742 10/16/31 2,944,810
7,382,889 (e) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6.558 11/08/32 7,389,349
1,388,459 (e) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7.296 06/17/31 1,393,666
4,481,088 (e) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.841 06/09/31 4,488,683
812,738 (e) Kodiak Building Partners Inc., Term Loan B, (TSFR3M + 3.750%) 8.041 12/04/31 809,776
3,968,449 (e),(h) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
8.210 06/06/31 3,867,809
2,549,851 (e) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.757 04/23/31 2,550,654
3,215,062 (e) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8.807 04/17/28 2,699,190
3,098,806 (e),(h) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.816 03/27/31 3,108,768
977,000 (e) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7.807 03/06/28 946,268
1,950,000 (e) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 8.360 08/18/32 1,933,854
425,481 (e) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6.930 10/20/28 409,791
9,642,270 (e) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.816 01/30/31 9,634,460
3,214,708 (e) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7.566 10/29/29 3,220,205
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 45,768,405
CONSUMER DURABLES & APPAREL - 2.0%
2,826,462 (e) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6.566 12/21/28 2,825,586
8,603,700 (e) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7.351 07/31/28 8,616,950
3,110,584 (e) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6.930 05/30/28 3,117,754
31,175 (e) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11.910 06/29/28 29,026
2,175,406 (e) Somnigroup International Inc, Term Loan B, (TSFR1M +
2.250%)
6.610 10/24/31 2,183,564
4,900,718 (e) Varsity Brands, Inc., Term Loan, (TSFR3M + 3.250%) 7.448 08/26/31 4,922,942
6,916,649 (e) Weber-Stephen Products LLC, Term Loan B, (TSFR1M +
3.250%)
7.680 10/29/27 6,911,704
3,415,000 (e) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.750%) 8.954 02/20/32 3,432,075
TOTAL CONSUMER DURABLES & APPAREL 32,039,601
CONSUMER SERVICES - 5.8%
3,582,022 (e) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
6.329 06/11/31 3,572,333
5,082,356 (e) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.816 05/31/30 5,098,263
6,962,719 (e) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6.816 08/17/28 6,980,125
3,960,788 (e) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6.566 02/06/30 3,956,827
3,456,250 (e) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6.566 02/06/31 3,451,498
525,000 (e) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
9.046 03/29/32 537,141
895,500 (e) CE Intermediate I, LLC, Term Loan B, (TSFR3M + 3.000%) 7.376 03/25/32 899,790
4,429,273 (e) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
6.556 05/24/30 4,441,454
8,389,840 (e) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8.854 12/02/31 8,393,783
2,493,750 (e) DK Crown Holdings Inc., Term Loan B, (TSFR1M + 1.750%) 6.101 03/04/32 2,491,518

Portfolio of Investments August 31, 2025
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 3,142,464 (e) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.675%)
7.971% 06/25/29 $ 3,163,424
2,752,767 (e) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7.566 01/29/29 2,754,667
4,365,000 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 6.296 06/04/32 4,361,355
5,279,526 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6.046 11/29/30 5,263,027
4,218,487 (e) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR6M +
2.750%)
7.016 10/31/29 4,222,874
3,555,000 (e) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 3.250%)
7.573 05/27/32 3,584,080
4,040,728 (e) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6.816 12/15/27 4,042,001
6,039,231 (e) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6.610 04/16/29 6,061,878
4,191,102 (e) PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
2.750%)
7.046 03/24/31 4,212,057
3,283,178 (e) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7.286 04/04/29 3,253,761
2,659,872 (e) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
6.316 12/04/31 2,662,093
455,200 (e) Six Flags Entertainment Corporation, Term Loan B, (TSFR1M +
2.000%)
6.316 05/01/31 453,455
7,889,204 (e) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8.577 03/06/28 6,725,586
2,786,000 (e) UFC Holdings, LLC, Term Loan B, (TSFR3M + 2.250%) 6.465 11/21/31 2,796,712
TOTAL CONSUMER SERVICES 93,379,702
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.0%
700,000 (e),(g) Boots Group Finco LP, (TBD) TBD TBD 702,625
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 702,625
ENERGY - 1.6%
3,470,762 (e) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7.699 02/07/28 3,491,986
2,385,261 (e) Epic Crude Services, LP, Term Loan B, (TSFR3M + 2.500%) 6.828 10/15/31 2,398,117
13,903,408 (e) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7.587 11/16/26 13,909,248
1,361,988 (e) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
7.575 12/21/28 1,364,780
3,952,715 (e) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6.816 11/17/28 3,963,684
1,158,940 (e) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6.808 02/16/28 1,162,324
TOTAL ENERGY 26,290,139
FINANCIAL SERVICES - 1.5%
3,654,035 (e) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 7.066 07/30/31 3,666,020
1,835,243 (e) AqGen Island Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7.316 08/02/28 1,839,115
1,530,323 (e) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7.816 12/15/28 1,543,078
2,820,000 (e),(g) Beach Acquisition Bidco LLC, (TBD) TBD TBD 2,841,150
3,835,000 (e) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 6.050 07/30/32 3,816,170
1,558,095 (e) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.250%)
7.447 01/27/32 1,564,912
1,777,219 (b),(e),(i) Ditech Holding Corporation, Term Loan 0.000 06/30/27 178
4,307,504 (e) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
7.316 03/24/31 4,312,501
1,944,000 (e),(g) Orion US Finco Inc, (TBD) TBD TBD 1,959,280
1,750,000 (e) Priority Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 8.066 07/30/32 1,757,656
400,000 (e),(g) Tiger Acquisition LLC, (TBD) TBD TBD 400,550
TOTAL FINANCIAL SERVICES 23,700,610
FOOD, BEVERAGE & TOBACCO - 2.0%
1,308,392 (e) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M +
3.500%)
7.831 12/23/30 1,318,211
629,000 (e),(g) B&G Foods Inc, (TBD) TBD TBD 599,280
2,562,968 (e) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7.430 12/08/28 2,572,579
907,692 (e) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
11.198 09/30/30 888,403
207,734 (e) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
11.198 09/30/30 211,629

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 3,279,437 (e) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 7.066% 02/12/31 $ 3,282,766
2,906,000 (e),(g) Froneri US Inc, (TBD) TBD TBD 2,904,736
1,642,000 (e) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9.796 01/24/29 1,646,105
6,440,928 (e) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7.461 07/12/29 6,467,786
129,310 (e),(f) Sauer Brands Inc, Delayed Draw Term Loan, (TSFR3M +
1.625%)
1.625 02/19/32 130,135
1,370,689 (e) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.000%) 7.316 02/19/32 1,379,428
2,030,000 (e) Sazerac Company, Inc., Term Loan B, (TSFR1M + 2.500%) 6.860 07/09/32 2,043,418
8,566,552 (e) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6.546 03/31/28 8,587,069
TOTAL FOOD, BEVERAGE & TOBACCO 32,031,545
HEALTH CARE EQUIPMENT & SERVICES - 8.6%
2,629,236 (e) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10.066 12/23/27 2,466,552
5,471,370 (e) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7.066 08/24/28 5,499,876
3,459,000 (e) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.566 01/15/31 3,468,270
2,181,994 (e) Concentra Health Services Inc, Repriced Term Loan B, (TSFR1M
+ 2.000%)
6.316 07/28/31 2,194,955
2,748,673 (e) EyeCare Partners, LLC, Second Out Term Loan B, (TSFR3M +
TSFR6M + 2.305%), (cash 5.227%, PIK 3.610%)
4.419 11/30/28 2,140,034
6,291,449 (e) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8.396 10/01/27 6,201,796
6,760,045 (e) Global Medical Response, Inc., PIK Term Loan, (TSFR3M +
2.750%), (cash 8.945%, PIK 0.750%)
4.848 10/02/28 6,771,064
1,913,193 (e) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
8.068 05/19/31 1,902,613
2,992,548 (e) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR1M + 4.000%)
8.341 12/18/28 2,909,011
3,713,000 (e),(h) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7.908 11/01/28 2,877,575
22,154,124 (e) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6.316 10/23/28 22,179,602
5,436,488 (e) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8.156 03/02/28 5,380,166
157,762 (e) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
8.146 03/02/28 156,127
2,000,000 (e) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7.976 08/06/32 2,008,750
3,871,987 (e) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7.091 03/17/31 3,883,003
13,443,695 (e) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.816 11/15/28 13,471,725
9,466,750 (e) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.816 02/21/31 9,487,245
1,965,000 (e) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8.798 06/30/32 1,968,891
3,823,363 (e) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6.316 12/03/31 3,837,700
313,010 (e) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 10.057%, PIK 1.000%)
5.529 06/28/28 327,293
2,939,592 (e) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 8.057%, PIK 1.500%)
4.779 06/28/28 2,833,046
1,839,343 (e) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 8.296 09/30/30 1,831,066
17,840,308 (e) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.816 12/19/30 17,882,857
7,250,000 (e) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8.796 06/30/28 7,235,681
3,869,157 (e) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 8.316 10/29/31 3,870,608
6,954 (b),(e) Vyaire Medical, Inc., PIK Roll Up Term Loan 0.000 06/14/27 1
303,385 (b),(e),(i) Vyaire Medical, Inc., Term Loan B 0.000 04/16/25 30
3,980,000 (e) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
7.566 11/26/31 3,989,134
TOTAL HEALTH CARE EQUIPMENT & SERVICES 136,774,671
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,092,518 (e),(h) Kronos Acquisition Holdings Inc., Term Loan, (TSFR3M +
4.000%)
8.296 07/08/31 814,472
1,158,000 (e) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
8.057 05/16/28 1,158,035
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,972,507

Portfolio of Investments August 31, 2025
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 6.9%
$ 3,130,418 (e) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7.316% 11/06/30 $ 3,132,875
5,740,000 (e) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7.566 05/28/32 5,770,164
15,241,185 (e),(h) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.823 09/19/31 15,224,953
5,338,175 (e) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6.566 01/30/32 5,342,285
4,570,791 (e),(h) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9.680 02/03/28 4,462,235
698,294 (e) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8.666 08/21/28 698,619
5,813,694 (e) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.566 09/19/30 5,759,191
10,316,871 (e) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.680 07/30/27 10,325,022
19,658,227 (e) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 7.066 06/16/31 19,671,103
453,500 (e) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6.611 10/15/30 455,768
6,268,807 (e) HUB International Limited, Term Loan B, (TSFR3M + 2.500%) 6.825 06/20/30 6,288,271
10,970,063 (e) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 6.316 09/15/31 11,016,686
8,801,479 (e) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.816 07/31/31 8,835,409
3,180,000 (e) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
7.566 06/17/32 3,197,903
5,941,855 (e) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
7.046 05/06/31 5,958,581
3,743,705 (e) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6.546 09/27/30 3,743,986
1,049,491 (e) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6.546 11/23/29 1,049,244
TOTAL INSURANCE 110,932,295
MATERIALS - 4.1%
3,222,968 (e) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 7.066 08/19/30 3,230,026
5,896,442 (e) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.250%)
7.581 06/09/31 5,918,996
133,677 (e),(f) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan,
(TSFR1M + 2.438%)
4.595 03/29/32 133,695
7,646,323 (e) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
7.566 03/29/32 7,647,355
5,967,130 (e) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.491 04/13/29 5,968,473
1,395,000 (e) CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8.307 12/29/27 1,192,725
3,353,167 (e) Discovery Purchaser Corporation, Term Loan, (TSFR3M +
3.750%)
8.082 10/04/29 3,349,210
3,575,000 (e) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7.796 04/02/32 3,563,846
192,648 (e) Ineos US Finance LLC, First Lien Term Loan B, (TSFR1M +
3.000%)
7.316 02/07/31 174,507
1,374,188 (e) Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7.566 02/19/30 1,265,394
6,871,677 (e) Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9.019 02/09/26 4,214,640
1,485,292 (e) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8.321 07/03/28 1,318,204
4,814,835 (e) Nouryon Finance B.V., Term Loan B1, (TSFR1M + 3.250%) 7.601 04/03/28 4,835,899
246,267 (e) Nouryon Finance B.V., Term Loan B2, (TSFR1M + 3.250%) 7.611 04/03/28 247,345
1,145,000 (e),(g) Olympus Water US Holding Corp, (TBD) TBD TBD 1,143,569
532,214 (e) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8.180 08/03/26 486,060
925,000 (e),(g) Plaze, Inc., Term Loan B, (TBD) TBD TBD 844,784
4,697,866 (e) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8.256 09/15/28 4,707,262
5,380,000 (e),(g) Qnity Electronics Inc, (TBD) TBD TBD 5,374,970
4,527,802 (e) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7.816 04/21/31 4,569,797
2,582,304 (e) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7.566 07/30/31 2,572,775
217,170 (e),(f) USALCO, LLC, Delayed Draw Term Loan 1.000 09/30/31 217,272
2,095,030 (e) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7.816 09/30/31 2,096,015
TOTAL MATERIALS 65,072,819
MEDIA & ENTERTAINMENT - 4.2%
1,335,941 (e),(h) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8.797 10/28/27 1,144,373
12,759,268 (e),(h) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11.340 01/04/29 12,817,259
6,649,008 (e) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7.773 03/24/31 6,668,290
3,103,728 (e) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7.301 10/30/30 3,110,029

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 8,429,401 (e) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8.430% 08/23/28 $ 8,450,475
1,648,382 (e) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7.896 06/18/29 1,589,452
7,463,859 (e) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 9.000 04/15/27 7,317,306
10,565,821 (e),(h) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.863 01/18/28 10,555,097
980,244 (e) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9.570 08/02/27 983,371
423,057 (e) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
10.230 06/30/28 426,761
698,000 (e) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7.830 11/30/29 675,664
3,352,080 (e) McGraw-Hill Global Education Holdings, LLC, Term Loan B,
(TSFR1M + 3.250%)
7.566 08/06/31 3,368,572
698,880 (e) Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 6.968 06/02/28 696,839
4,148,935 (e) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
7.256 02/10/31 4,176,422
1,420,000 (e) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7.870 12/31/29 1,289,360
3,352,000 (e),(g) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TBD)
TBD TBD 3,125,740
TOTAL MEDIA & ENTERTAINMENT 66,395,010
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
875,000 (e) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7.816 08/02/32 881,562
6,274,032 (e) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.566 05/05/28 6,297,559
5,625,000 (e) Opal Bidco SAS, Term Loan B, (TSFR3M + 3.250%) 7.575 04/23/32 5,664,544
9,623,621 (e) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.573 05/19/31 9,415,125
1,837,372 (e) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 6.316 04/20/29 1,841,580
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 24,100,370
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
6,934,511 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1,
(TSFR1M + 2.750%)
7.066 01/31/30 6,963,393
1,394,457 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
7.066 01/31/30 1,398,522
5,740,000 (e) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7.930 12/08/25 5,586,139
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,948,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
8,820,893 (e) Instructure Holdings, Inc., Term Loan, (TSFR6M + 3.000%) 7.205 11/13/31 8,836,064
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,836,064
SOFTWARE & SERVICES - 15.5%
976,773 (e) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.750%) 7.046 02/03/31 978,843
136,556 (e) Apttus Corporation, Term Loan B, (TSFR3M + 3.500%) 7.808 05/08/28 137,026
2,013,000 (e) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9.680 01/22/29 1,918,168
3,920,000 (e) Avalara, Inc, Term Loan B, (TSFR3M + 3.250%) 7.546 03/29/32 3,948,322
6,047,799 (e) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.856%,
PIK 7.500%)
11.856 08/01/28 5,125,510
3,002,475 (e) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 7.316 11/25/31 3,010,777
12,031,855 (e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.296 01/31/31 12,058,927
16,935,651 (e) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 16,933,957
4,125,927 (e) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7.066 01/31/31 4,106,845
3,937,000 (e) Clearwater Analytics, LLC, Term Loan B, (TSFR6M + 2.250%) 6.460 04/21/32 3,951,783
349,123 (e) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7.483 03/24/31 350,456
730,000 (e) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
7.483 08/13/32 732,121
6,500,000 (e) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
7.104 03/29/32 6,501,332
7,707,730 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7.104 05/01/31 7,717,403
7,980,000 (e) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7.570 10/09/31 8,007,451
875,000 (e) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.250%) 7.484 08/06/32 881,562
6,893,043 (e) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.750%)
7.066 10/09/29 6,908,139
13,520,230 (e) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.816 05/30/31 13,570,119

Portfolio of Investments August 31, 2025
(continued)
Floating Rate Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 615,313 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7.351% 06/27/31 $ 618,005
22,018,390 (e) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.816 01/30/32 22,059,674
5,066,767 (e) Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6.566 10/30/28 5,082,601
4,817,925 (e) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 7.058 12/08/31 4,809,638
3,581,025 (e) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 7.566 03/22/32 3,592,717
11,490,509 (e) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 7.349 03/01/29 11,006,931
430,000 (e) MedAssets Software Intermediate Holdings, Inc., Second Out
Term Loan, (TSFR1M + 4.000%)
8.455 12/18/28 374,100
10,056,512 (e) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7.566 06/17/31 10,086,833
3,869,418 (e) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 6.066 01/31/30 3,872,204
3,098,700 (e) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 9.066 03/24/31 2,933,121
2,014,875 (e) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
7.082 11/03/31 2,023,700
5,843,721 (e) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
7.316 04/30/31 5,843,721
3,019,137 (e) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7.546 10/28/30 3,032,527
571,000 (e),(h) PROOFPOINT INC, (CME Term SOFR 1 Month + 3.000%) 7.311 08/31/28 575,163
4,178,841 (e) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7.316 08/31/28 4,209,305
3,694,140 (e) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10.722 05/15/28 3,750,864
6,406,858 (e) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
7.222 05/15/28 3,277,108
8,346,667 (e) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 8.066 11/28/28 8,377,967
1,874,517 (e) Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%) 7.930 03/05/27 1,880,375
2,867,812 (e) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8.058 10/03/31 2,874,982
2,517,627 (e) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
6.066 08/31/28 2,506,411
11,703,003 (e),(h) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10.958 10/29/29 11,456,421
15,398,687 (e) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.810 02/10/31 15,409,004
5,341,716 (e) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8.570 04/24/28 5,004,520
4,788,873 (e) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 6.560 04/14/31 4,798,858
4,422,000 X Corp 9.500 10/29/29 4,354,078
7,554,375 (e) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7.066 09/28/29 7,543,081
TOTAL SOFTWARE & SERVICES 248,192,650
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
22,533,723 (e) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 9.066 12/17/29 22,973,807
16,202,980 (e) Delta TopCo, Inc., Term Loan B, (TSFR3M + 2.750%) 7.071 12/03/29 16,165,794
2,042,201 (e) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6.560 09/22/31 2,058,160
6,198,002 (e) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.500%) 10.070 08/21/28 5,918,131
336,134 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.930 03/05/29 334,756
5,136,929 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.974 05/30/30 5,107,623
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 52,558,271
TELECOMMUNICATION SERVICES - 6.4%
1,832,492 (e),(i) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10.188 02/02/26 1,634,675
4,727,149 (e),(i) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10.500 08/14/26 4,211,110
2,886,781 (e) Altice France S.A., Term Loan B14, (TSFR3M + 5.500%) 9.818 08/31/28 2,656,560
4,571,752 (e) Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 2.750%) 7.066 11/24/28 4,591,273
1,982,980 (e) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8.816 09/13/29 1,961,455
4,797,182 (b),(e) Cyxtera DC Holdings, Inc., Term Loan B 0.000 05/01/26 26,384
4,178,000 (e) Digicel International Finance Limited, Term Loan B, (Prime +
4.250%)
11.750 07/30/32 4,181,489
13,226,139 (e) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6.866 07/01/31 13,256,427
2,025,800 (e) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6.566 09/20/30 2,019,105
7,523,000 (e) Level 3 Financing Inc., Term Loan B, (TSFR1M + 4.250%) 8.566 03/29/32 7,576,300
10,603,457 (e) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.780 04/15/30 10,552,666
4,119,903 (e) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 10.316 06/01/28 4,212,601

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 5,113,416 (e),(i) Numericable Group SA, Term Loan B11, (Prime + 1.750%) 9.250% 05/31/28 $ 4,540,713
2,486,000 (e),(h) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7.210 12/07/26 1,908,005
786,000 (e),(g) Zayo Group Holdings Inc, (TBD) TBD TBD 773,664
31,407,000 (e) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7.430 03/09/27 30,475,311
7,371,072 (e) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6.978 04/28/28 7,143,233
TOTAL TELECOMMUNICATION SERVICES 101,720,971
TRANSPORTATION - 1.9%
2,403,415 (e) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6.323 03/21/31 2,407,922
2,773,536 (e) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6.575 04/20/28 2,768,779
6,278,353 (e) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.750%)
7.007 07/01/31 6,286,201
414,934 (e) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6.816 07/01/31 414,992
9,812,604 (e) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6.816 09/23/31 9,824,870
2,082,591 (e) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 7.430 03/31/28 2,017,291
5,000,000 (e) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.750%) 7.079 04/12/32 5,019,800
2,272,243 (e) United Airlines, Inc., First Lien Term Loan B, (TSFR3M + 2.000%) 6.196 02/24/31 2,279,059
TOTAL TRANSPORTATION 31,018,914
UTILITIES - 2.3%
4,586,000 (e),(h) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7.476 10/28/31 4,622,688
1,461,150 (e) Hamilton Projects Acquiror, LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6.816 05/30/31 1,468,799
614,062 (e) Invenergy Thermal Operating I LLC, Term Loan B, (TSFR3M +
3.500%)
7.796 05/06/32 621,355
40,938 (e) Invenergy Thermal Operating I LLC, Term Loan C, (TSFR3M +
3.500%)
7.796 05/06/32 41,424
2,159,500 (e) Kestrel Acquisition, LLC, Term Loan B, (TSFR3M + 3.500%) 7.796 11/06/31 2,169,401
798,000 (e) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8.796 02/19/32 789,852
1,750,000 (e) NRG Energy, Inc., Term Loan, (TSFR1M + TSFR3M + 1.750%) 6.115 04/16/31 1,754,428
11,770,850 (e) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6.733 12/15/31 11,826,526
13,510,092 (e) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 13,567,780
TOTAL UTILITIES 36,862,253
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,357,232,031) 1,359,707,148
SHARES DESCRIPTION VALUE
230440 WARRANTS - 0.0% 230440
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 49,801
3,029 ACBL HLDG CORP 168,110
11,952 (b) American Commercial Barge Line LLC 2,988
27,261 (b) American Commercial Barge Line LLC 9,541
TOTAL TRANSPORTATION 230,440
TOTAL WARRANTS
(Cost $225,956) 230,440
TOTAL LONG-TERM INVESTMENTS
(Cost $1,579,748,067) 1,569,923,627
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
10,475,121 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
4.310 (k) 10,475,121
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,475,121) 10,475,121

Portfolio of Investments August 31, 2025
(continued)
Floating Rate Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  3.7%
INVESTMENT COMPANIES - 3.7% –
58,694,461 BlackRock Liquidity Funds T-Fund 4.517(l) $ 58,694,461
TOTAL INVESTMENT COMPANIES
(Cost $58,694,461) 58,694,461
TOTAL SHORT-TERM INVESTMENTS
(Cost $58,694,461) 58,694,461
TOTAL INVESTMENTS - 102.6%
(Cost $1,648,917,649) 1,639,093,209
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (41,190,994)
NET ASSETS - 100% $ 1,597,902,215
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $141,414,761 or 8.6% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $10,164,871.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(g) When-issued or delayed delivery security.
(h) Portion of investment purchased on a delayed delivery basis.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Portfolio of Investments August 31, 2025
High Yield Income
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.2%
2,663 COMMON STOCKS - 0.0% 2,663
CONSUMER SERVICES - 0.0%
380,445 (a) 24 Hour Fitness Worldwide Inc $ 2,663
TOTAL CONSUMER SERVICES 2,663
TOTAL COMMON STOCKS
(Cost $1,432,732) 2,663
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
533319363 CORPORATE BONDS - 88.1% (b) 533319363
AUTOMOBILES & COMPONENTS - 2.3%
$ 1,500,000 (c) Dealer Tire LLC / DT Issuer LLC 8.000% 02/01/28 1,454,390
1,830,000 (c),(d) Dornoch Debt Merger Sub Inc 6.625 10/15/29 1,588,214
2,400,000 (c) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 2,412,761
4,000,000 (c) IHO Verwaltungs GmbH 8.000 11/15/32 4,176,312
4,350,000 (c) Phinia Inc 6.625 10/15/32 4,467,572
TOTAL AUTOMOBILES & COMPONENTS 14,099,249
CAPITAL GOODS - 6.3%
4,200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 4,333,993
545,000 (c) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 562,338
1,800,000 (c) Builders FirstSource Inc 6.375 03/01/34 1,853,876
1,600,000 (c) Cornerstone Building Brands Inc 9.500 08/15/29 1,539,949
1,500,000 (c) Dcli Bidco LLC 7.750 11/15/29 1,536,958
2,500,000 (c) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 2,553,575
2,655,000 (c) Goat Holdco LLC 6.750 02/01/32 2,701,064
1,275,000 (c) Herc Holdings Inc 7.000 06/15/30 1,326,961
2,000,000 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9.000 02/15/29 2,098,676
1,825,000 (c) JH North America Holdings Inc 0.000 01/31/31 1,844,920
1,500,000 (c) Masterbrand Inc 7.000 07/15/32 1,553,854
1,480,000 (c) New Flyer Holdings Inc 9.250 07/01/30 1,587,590
2,440,000 (c) Quikrete Holdings Inc 6.375 03/01/32 2,516,496
1,750,000 (c) Standard Building Solutions Inc 6.500 08/15/32 1,806,196
1,500,000 (c) Terex Corp 6.250 10/15/32 1,518,438
3,100,000 (c) TransDigm Inc 6.875 12/15/30 3,214,685
2,000,000 (c) TransDigm Inc 6.000 01/15/33 2,022,454
2,000,000 (c) TransDigm Inc 6.375 05/31/33 2,026,578
1,600,000 (c) WESCO Distribution Inc 6.375 03/15/33 1,659,546
TOTAL CAPITAL GOODS 38,258,147
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
1,250,000 (c) ASGN Inc 4.625 05/15/28 1,223,375
1,565,000 (c) CACI International Inc 6.375 06/15/33 1,614,207
3,000,000 (c) Neptune Bidco US Inc 9.290 04/15/29 2,983,470
4,750,000 (c) RR Donnelley & Sons Co 9.500 08/01/29 4,819,235
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,640,287
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
3,000,000 (c) Cougar JV Subsidiary LLC 8.000 05/15/32 3,179,469
1,750,000 Kohl's Corp 5.125 05/01/31 1,376,910
3,000,000 (c) Kohl's Corp 10.000 06/01/30 3,221,901
1,485,000 (c) LCM Investments Holdings II LLC 8.250 08/01/31 1,574,595
3,000,000 (c) Michaels Cos Inc/The 5.250 05/01/28 2,367,659
2,000,000 (c) Queen MergerCo Inc 6.750 04/30/32 2,065,610
2,315,000 (c) Veritiv Operating Co 10.500 11/30/30 2,505,913
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 16,292,057
CONSUMER DURABLES & APPAREL - 2.0%
1,650,000 (c) Beach Acquisition Bidco LLC 10.000 07/15/33 1,751,401
1,250,000 (c) CD&R Smokey Buyer Inc 9.500 10/15/29 952,275
2,770,000 (c) Champ Acquisition Corp 8.375 12/01/31 2,944,576
600,000 Newell Brands Inc 5.750 04/01/46 521,389
2,000,000 (c) Newell Brands Inc 8.500 06/01/28 2,111,450
2,000,000 (c) S&S Holdings LLC 8.375 10/01/31 1,878,407

Portfolio of Investments August 31, 2025
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 2,000,000 VF Corp 2.950% 04/23/30 $ 1,744,851
430,000 Whirlpool Corp 6.125 06/15/30 434,780
TOTAL CONSUMER DURABLES & APPAREL 12,339,129
CONSUMER SERVICES - 5.0%
2,400,000 (c) Carnival Corp 5.875 06/15/31 2,460,348
2,155,000 (c) Carnival Corp 5.750 08/01/32 2,190,557
2,500,000 (c) Churchill Downs Inc 5.750 04/01/30 2,500,395
1,830,000 (c) Flutter Treasury DAC 5.875 06/04/31 1,863,324
1,310,000 (c) Hilton Domestic Operating Co Inc 5.750 09/15/33 1,320,807
2,690,000 (c) Life Time Inc 6.000 11/15/31 2,718,612
1,500,000 (c) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 1,282,390
1,500,000 MGM Resorts International 6.125 09/15/29 1,532,039
2,000,000 (c) Muvico LLC 15.000 02/19/29 2,132,500
2,500,000 (c) NCL Corp Ltd 6.750 02/01/32 2,578,283
1,500,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.250 07/15/29 1,452,337
2,670,000 (c) Vail Resorts Inc 5.625 07/15/30 2,705,378
2,000,000 (c) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 1,998,653
3,525,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 3,568,368
TOTAL CONSUMER SERVICES 30,303,991
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
3,000,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 2,954,525
500,000 (c) US Foods Inc 5.750 04/15/33 501,632
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,456,157
ENERGY - 11.2%
1,500,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 1,537,630
1,155,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 1,172,447
1,500,000 (c),(d) Baytex Energy Corp 7.375 03/15/32 1,465,649
890,244 (c) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 903,677
7,450,000 (c) Buckeye Partners LP 6.875 07/01/29 7,720,793
1,500,000 (c) Chord Energy Corp 6.750 03/15/33 1,538,424
2,000,000 (c) CITGO Petroleum Corp 8.375 01/15/29 2,085,828
1,500,000 (c) Civitas Resources Inc 8.625 11/01/30 1,561,564
3,335,000 (c) CNX Resources Corp 7.250 03/01/32 3,460,549
2,500,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 2,465,641
1,000,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,045,307
975,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 975,633
5,560,000 (c) Global Partners LP / GLP Finance Corp 8.250 01/15/32 5,844,950
1,890,000 (c) Harvest Midstream I LP 7.500 05/15/32 1,945,969
2,300,000 (c) Kinetik Holdings LP 6.625 12/15/28 2,366,279
1,600,000 (c) Matador Resources Co 6.250 04/15/33 1,611,828
910,000 (c) NFE Financing LLC 12.000 11/15/29 334,425
2,580,000 (c) Noble Finance II LLC 8.000 04/15/30 2,671,058
1,500,000 (c) Northern Oil & Gas Inc 8.125 03/01/28 1,511,313
2,350,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 2,308,283
1,600,000 (c) Rockies Express Pipeline LLC 6.750 03/15/33 1,671,323
3,500,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 3,642,086
2,800,000 (c) Sunoco LP 6.250 07/01/33 2,861,670
1,500,000 (c) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 1,473,700
2,500,000 (c) Transocean Inc 8.000 02/01/27 2,495,588
1,500,000 (c) Transocean Inc 8.250 05/15/29 1,451,011
3,000,000 (c) Venture Global Calcasieu Pass LLC 3.875 11/01/33 2,672,420
670,000 (c),(d) Venture Global LNG Inc 7.000 01/15/30 690,399
3,000,000 (c) Venture Global LNG Inc 9.875 02/01/32 3,266,637
1,400,000 (c),(e),(f) Venture Global LNG Inc 9.000 N/A 1,390,259
1,525,000 (c) Venture Global Plaquemines LNG LLC 6.500 01/15/34 1,592,050
TOTAL ENERGY 67,734,390
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.1%
4,185,000 (c) Iron Mountain Inc 6.250 01/15/33 4,282,473

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 2,670,000 (c) Millrose Properties Inc 6.375% 08/01/30 $ 2,694,030
3,500,000 (d) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 3,315,454
2,145,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 2,248,880
1,500,000 (c) Office Properties Income Trust 9.000 03/31/29 1,494,783
1,860,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 1,911,716
640,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 661,036
2,270,000 (c),(d) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 2,161,949
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,770,321
FINANCIAL SERVICES - 8.8%
2,800,000 (c) Azorra Finance Ltd 7.750 04/15/30 2,939,387
1,280,000 (c) Azorra Finance Ltd 7.250 01/15/31 1,322,025
1,075,000 (c) Block Inc 6.000 08/15/33 1,103,650
2,000,000 Block Inc 6.500 05/15/32 2,072,258
2,800,000 (c) Burford Capital Global Finance LLC 6.250 04/15/28 2,795,766
320,000 (c) Burford Capital Global Finance LLC 7.500 07/15/33 327,040
2,000,000 (c) Compass Group Diversified Holdings LLC 5.250 04/15/29 1,845,005
2,000,000 (c) Encore Capital Group Inc 8.500 05/15/30 2,113,758
1,330,000 (c) Freedom Mortgage Holdings LLC 8.375 04/01/32 1,371,739
2,250,000 (c) Freedom Mortgage Holdings LLC 7.875 04/01/33 2,287,511
3,000,000 (c) Hunt Cos Inc 5.250 04/15/29 2,937,344
2,500,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 2,438,787
1,380,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 1,314,636
2,525,000 (c) Jane Street Group / JSG Finance Inc 6.125 11/01/32 2,536,671
1,145,000 OneMain Finance Corp 6.125 05/15/30 1,162,835
2,800,000 OneMain Finance Corp 5.375 11/15/29 2,768,545
1,165,000 (c) Osaic Holdings Inc 6.750 08/01/32 1,187,027
1,600,000 (c) PennyMac Financial Services Inc 6.875 05/15/32 1,638,139
2,725,000 (c) PennyMac Financial Services Inc 7.875 12/15/29 2,896,383
425,000 (c) Rocket Cos Inc 6.375 08/01/33 441,033
800,000 (c) Rocket Cos Inc 6.125 08/01/30 823,160
2,000,000 (c) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 1,803,170
4,365,000 (c) Starwood Property Trust Inc 6.000 04/15/30 4,435,071
4,000,000 (c) Stonex Escrow Issuer LLC 6.875 07/15/32 4,111,552
1,825,000 (c),(f),(g) UBS Group AG 6.600 N/A 1,824,879
2,400,000 (c) WEX Inc 6.500 03/15/33 2,455,593
TOTAL FINANCIAL SERVICES 52,952,964
FOOD, BEVERAGE & TOBACCO - 0.9%
1,700,000 (c),(d) Fiesta Purchaser Inc 9.625 09/15/32 1,826,498
1,750,000 (c) Post Holdings Inc 6.375 03/01/33 1,767,769
2,000,000 (c) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,980,760
TOTAL FOOD, BEVERAGE & TOBACCO 5,575,027
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
1,000,000 (c) CHS/Community Health Systems Inc 6.000 01/15/29 964,049
3,000,000 (c) CHS/Community Health Systems Inc 10.875 01/15/32 3,174,693
2,170,000 (c) DaVita Inc 4.625 06/01/30 2,089,112
4,600,000 (c) DaVita Inc 6.875 09/01/32 4,758,847
1,500,000 (c),(d) Embecta Corp 5.000 02/15/30 1,405,629
6,086,543 (c) Global Medical Response Inc, (cash 9.500%, PIK 10.000%) 10.000 10/31/28 6,086,543
1,000,000 (c) LifePoint Health Inc 11.000 10/15/30 1,102,375
3,000,000 (c) Molina Healthcare Inc 6.250 01/15/33 3,021,336
2,000,000 (c) Prime Healthcare Services Inc 9.375 09/01/29 2,063,820
2,360,036 (c) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9.781 02/15/30 2,301,035
3,290,000 (c) Radiology Partners Inc 8.500 07/15/32 3,358,630
2,500,000 (c) Star Parent Inc 9.000 10/01/30 2,646,613
2,570,000 (c) Team Health Holdings Inc 8.375 06/30/28 2,601,534
2,600,000 Tenet Healthcare Corp 6.125 06/15/30 2,639,798
TOTAL HEALTH CARE EQUIPMENT & SERVICES 38,214,014

Portfolio of Investments August 31, 2025
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 3.6%
$ 2,350,000 (c) Acrisure LLC / Acrisure Finance Inc 6.750% 07/01/32 $ 2,411,112
5,100,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 5,213,352
5,315,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 5,515,810
2,995,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 3,134,154
2,000,000 (c) HUB International Ltd 5.625 12/01/29 2,006,768
3,000,000 (c) Panther Escrow Issuer LLC 7.125 06/01/31 3,113,070
500,000 (c) Ryan Specialty LLC 5.875 08/01/32 503,420
TOTAL INSURANCE 21,897,686
MATERIALS - 5.5%
1,690,000 (c) Arsenal AIC Parent LLC 8.000 10/01/30 1,790,024
2,500,000 Celanese US Holdings LLC 7.050 11/15/30 2,599,367
1,500,000 (c) Cleveland-Cliffs Inc 6.875 11/01/29 1,523,458
2,500,000 (c) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 2,535,813
1,245,000 (c) Compass Minerals International Inc 8.000 07/01/30 1,302,251
1,500,000 (c) Crown Americas LLC 5.875 06/01/33 1,517,258
1,750,000 (c) Fortescue Treasury Pty Ltd 4.375 04/01/31 1,664,025
1,500,000 (c) Methanex US Operations Inc 6.250 03/15/32 1,513,604
500,000 (c) Mineral Resources Ltd 9.250 10/01/28 522,709
1,000,000 (c) Mineral Resources Ltd 8.000 11/01/27 1,017,827
1,935,000 (c) NOVA Chemicals Corp 7.000 12/01/31 2,032,493
2,500,000 (c) Olin Corp 6.625 04/01/33 2,496,759
1,990,000 (c) Olympus Water US Holding Corp 6.750 08/01/32 1,970,565
1,800,000 (c),(d) Olympus Water US Holding Corp 6.250 10/01/29 1,755,567
1,500,000 (c),(d) Owens-Brockway Glass Container Inc 7.250 05/15/31 1,526,241
2,525,000 (c) Qnity Electronics Inc 6.250 08/15/33 2,610,150
2,630,000 (c),(d) Sealed Air Corp 6.500 07/15/32 2,720,493
545,000 (c) Trivium Packaging Finance BV 8.250 07/15/30 578,872
1,800,000 (c) WR Grace Holdings LLC 5.625 08/15/29 1,684,135
TOTAL MATERIALS 33,361,611
MEDIA & ENTERTAINMENT - 7.9%
1,715,000 (c) Advantage Sales & Marketing Inc 6.500 11/15/28 1,423,568
3,000,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 2,767,244
3,000,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 2,839,682
2,750,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 2,550,976
1,500,000 (c) Clear Channel Outdoor Holdings Inc 7.750 04/15/28 1,458,877
4,000,000 (c),(d) CSC Holdings LLC 5.500 04/15/27 3,846,844
1,635,000 (c) CSC Holdings LLC 4.125 12/01/30 1,071,313
1,635,000 (c) CSC Holdings LLC 4.500 11/15/31 1,060,650
4,050,000 (c) CSC Holdings LLC 11.250 05/15/28 4,047,635
4,000,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 3,979,997
1,300,000 (c) DISH DBS Corp 5.250 12/01/26 1,261,049
1,550,000 (c) DISH Network Corp 11.750 11/15/27 1,638,766
1,000,000 (c) Gray Media Inc 7.250 08/15/33 985,165
1,000,000 (c) iHeartCommunications Inc 4.750 01/15/28 856,250
3,365,000 (c) LCPR Senior Secured Financing DAC 6.750 10/15/27 2,098,185
2,210,000 (c) Match Group Holdings II LLC 4.125 08/01/30 2,080,940
2,400,000 (c) McGraw-Hill Education Inc 7.375 09/01/31 2,519,503
2,000,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 1,922,179
2,000,000 Univision Communications Inc 8.000 08/15/28 2,075,854
3,000,000 (c) Univision Communications Inc 7.375 06/30/30 3,016,381
625,000 (c) Univision Communications Inc 9.375 08/01/32 658,183
1,000,000 (d) Warnermedia Holdings Inc 4.279 03/15/32 863,000
1,000,000 Warnermedia Holdings Inc 5.050 03/15/42 673,750
2,500,000 Warnermedia Holdings Inc 4.054 03/15/29 2,375,000
TOTAL MEDIA & ENTERTAINMENT 48,070,991
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
1,250,000 (c) 1261229 BC Ltd 10.000 04/15/32 1,297,939
2,000,000 (c) Bausch Health Americas Inc 8.500 01/31/27 1,995,000
1,000,000 (c) Bausch Health Cos Inc 5.250 02/15/31 675,000
2,000,000 (c) Bausch Health Cos Inc 4.875 06/01/28 1,805,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 1,000,000 (c) Bausch Health Cos Inc 11.000% 09/30/28 $ 1,048,750
2,500,000 (c) Charles River Laboratories International Inc 4.000 03/15/31 2,312,760
1,500,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 1,436,469
1,000,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 856,884
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,427,802
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
1,892,400 (c),(d) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 1,863,026
1,855,000 (c) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 1,847,283
500,000 (c) Cushman & Wakefield US Borrower LLC 8.875 09/01/31 536,166
1,000,000 Kennedy-Wilson Inc 4.750 03/01/29 952,308
1,800,000 (d) Kennedy-Wilson Inc 5.000 03/01/31 1,680,436
1,500,000 (c) Permian Resources Operating LLC 6.250 02/01/33 1,527,906
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,407,125
SOFTWARE & SERVICES - 2.0%
3,000,000 (c) Amentum Escrow Corp 7.250 08/01/32 3,128,859
2,000,000 (c) CA Magnum Holdings 5.375 10/31/26 1,987,474
775,000 (c) Cloud Software Group Inc 8.250 06/30/32 828,574
2,250,000 (c) Cloud Software Group Inc 6.500 03/31/29 2,274,743
1,500,000 (c) Condor Merger Sub Inc 7.375 02/15/30 1,385,243
1,140,000 (c) Fair Isaac Corp 6.000 05/15/33 1,155,297
580,000 (c) Gen Digital Inc 6.250 04/01/33 596,415
500,000 (c) Open Text Holdings Inc 4.125 12/01/31 460,015
TOTAL SOFTWARE & SERVICES 11,816,620
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
1,350,000 (c) Imola Merger Corp 4.750 05/15/29 1,316,121
2,500,000 (c) Viasat Inc 6.500 07/15/28 2,430,661
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,746,782
TELECOMMUNICATION SERVICES - 6.9%
2,000,000 (c) Altice Financing SA 9.625 07/15/27 1,860,000
3,150,000 (c) Altice France SA 5.125 07/15/29 2,693,250
710,000 (c) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 727,805
3,574,250 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 3,526,248
2,400,000 EchoStar Corp 10.750 11/30/29 2,583,000
1,717,000 (c) Level 3 Financing Inc 3.625 01/15/29 1,459,450
1,200,000 (c) Level 3 Financing Inc 6.875 06/30/33 1,210,770
3,000,000 (c) Level 3 Financing Inc 7.000 03/31/34 3,020,376
1,500,000 (c) Lumen Technologies Inc 4.500 01/15/29 1,364,996
3,500,000 (e) Rogers Communications Inc 7.000 04/15/55 3,590,230
3,000,000 (c) Sable International Finance Ltd 7.125 10/15/32 3,050,259
295,000 (c) Telesat Canada / Telesat LLC 5.625 12/06/26 228,625
3,000,000 (c) Virgin Media Secured Finance PLC 4.500 08/15/30 2,816,379
2,720,000 (c) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 2,829,281
9,250,000 (c) Zayo Group Holdings Inc 4.000 03/01/27 8,948,022
2,120,000 (c) Zayo Group Holdings Inc 6.125 03/01/28 1,968,984
TOTAL TELECOMMUNICATION SERVICES 41,877,675
TRANSPORTATION - 1.5%
1,500,000 (c) Air Transport Services Group Inc 7.250 03/15/32 1,574,769
1,800,000 (c) Allegiant Travel Co 7.250 08/15/27 1,831,124
500,000 (c) Genesee & Wyoming Inc 6.250 04/15/32 508,400
1,600,000 (c),(d) Grupo Aeromexico SAB de CV 8.625 11/15/31 1,579,840
2,000,000 (c),(d) Rand Parent LLC 8.500 02/15/30 2,072,702
1,595,000 (c),(d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,658,760
TOTAL TRANSPORTATION 9,225,595
UTILITIES - 5.8%
5,000,000 (c),(e) AltaGas Ltd 7.200 10/15/54 5,066,595
2,775,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,814,552
4,000,000 (c) ContourGlobal Power Holdings SA 6.750 02/28/30 4,130,000
2,250,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 2,082,935
3,000,000 (c) LONG RIDGE ENERGY LLC 8.750 02/15/32 3,107,346
3,000,000 (c) NRG Energy Inc 5.250 06/15/29 2,991,100
2,190,000 (c) NRG Energy Inc 6.000 02/01/33 2,219,484

Portfolio of Investments August 31, 2025
(continued)
High Yield Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,750,000 (c) NRG Energy Inc 6.250% 11/01/34 $ 1,794,182
2,000,000 (c) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,949,137
2,000,000 (c) TerraForm Power Operating LLC 4.750 01/15/30 1,929,856
2,500,000 (c) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 2,451,973
2,500,000 (c),(d) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 2,553,338
1,670,000 (c) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,761,245
TOTAL UTILITIES 34,851,743
TOTAL CORPORATE BONDS
(Cost $520,414,343) 533,319,363
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
54991275 VARIABLE RATE SENIOR LOAN INTERESTS - 9.1% 54991275
CAPITAL GOODS - 0.2%
1,496,104 (h) Foundation Building Materials Holding Company LLC, Term
Loan, (TSFR1M + TSFR3M + 3.250%)
7.750 01/31/28 1,501,864
TOTAL CAPITAL GOODS 1,501,864
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
2,288,021 (h) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8.396 10/01/27 2,255,417
2,028,881 (h) Heartland Dental, LLC, Term Loan, (TSFR1M + 4.500%) 8.858 04/28/28 2,032,817
2,000,000 (h) Pathway Vet Alliance LLC, Tranche A Term Loan A, (TSFR3M +
5.000%)
9.308 06/30/28 2,014,460
4,500,000 (h) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8.796 06/30/28 4,491,112
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,793,806
INSURANCE - 0.5%
3,000,000 (h) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8.666 08/21/28 3,001,395
TOTAL INSURANCE 3,001,395
MATERIALS - 0.6%
1,500,000 (h) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.491 04/13/29 1,500,338
2,178,594 (h) Plaze, Inc., Incremental Term Loan, (TSFR1M + 3.750%) 8.180 08/03/26 1,989,666
TOTAL MATERIALS 3,490,004
MEDIA & ENTERTAINMENT - 2.0%
2,977,556 (h) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11.340 01/04/29 2,991,089
2,480,916 (h) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8.863 01/18/28 2,478,398
1,246,118 (h) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
10.230 06/30/28 1,257,028
4,964,987 (h) WideOpenWest Finance LLC, Super Priority First Out New
Money Term Loan, (TSFR3M + 7.000%)
11.582 12/20/28 5,091,793
TOTAL MEDIA & ENTERTAINMENT 11,818,308
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
1,770,000 (h) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7.930 12/08/25 1,722,555
1,500,000 (h) U.S. Anesthesia Partners, Inc., Term Loan, (TSFR1M + 4.250%) 8.718 10/02/28 1,496,565
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,219,120
SOFTWARE & SERVICES - 0.6%
1,994,885 (h) Twitter, Inc., Term Loan, (TSFR3M + 6.500%) 10.958 10/29/29 1,952,853
2,000,000 (h) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8.570 04/24/28 1,873,750
TOTAL SOFTWARE & SERVICES 3,826,603
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,500,000 (h) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 9.066 12/17/29 1,529,295
1,500,000 (h) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8.974 05/30/30 1,491,442
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,020,737
TELECOMMUNICATION SERVICES - 2.2%
1,984,772 (h),(i) Altice France S.A., Term Loan B12, (Prime + 2.688%) 10.188 02/02/26 1,770,515
2,468,434 (h),(i) Altice France S.A., Term Loan B13, (Prime + 3.000%) 10.500 08/14/26 2,198,968
1,991,646 (h) GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M +
3.750%)
8.180 04/28/28 1,992,274
2,753,962 (h) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.780 04/15/30 2,740,771

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 987,374 (h),(i) Numericable Group SA, Term Loan B11, (Prime + 1.750%) 9.250% 05/31/28 $ 876,788
2,680,000 (h) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7.210 12/07/26 2,056,900
1,750,000 (h) Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 6.978 04/28/28 1,695,907
TOTAL TELECOMMUNICATION SERVICES 13,332,123
UTILITIES - 0.2%
997,500 (h) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8.796 02/19/32 987,315
TOTAL UTILITIES 987,315
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $54,770,183) 54,991,275
TOTAL LONG-TERM INVESTMENTS
(Cost $576,617,258) 588,313,301
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.1%
30,684,351 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
4.310 (k) 30,684,351
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $30,684,351) 30,684,351
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  1.0%
INVESTMENT COMPANIES - 1.0% –
6,235,829 BlackRock Liquidity Funds T-Fund 4.517(l) 6,235,829
TOTAL INVESTMENT COMPANIES
(Cost $6,235,829) 6,235,829
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,235,829) 6,235,829
TOTAL INVESTMENTS - 103.3%
(Cost $613,537,438) 625,233,481
OTHER ASSETS & LIABILITIES, NET -  (3.3)% (19,951,734)
NET ASSETS - 100% $ 605,281,747
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $480,907,938 or 76.9% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $29,452,227.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
2.2% of Total Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(h) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments August 31, 2025
(continued)
High Yield Income

See Notes to Financial Statements
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Portfolio of Investments August 31, 2025
Preferred Securities and Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
4718445707 CORPORATE BONDS - 87.1% (a) 4718445707
AUTOMOBILES & COMPONENTS - 1.1%
$ 43,118,000 (b),(c) General Motors Financial Co Inc 5.750 % N/A $ 42,120,952
16,979,000 (b),(c),(d) General Motors Financial Co Inc 5.700 N/A 16,644,915
TOTAL AUTOMOBILES & COMPONENTS 58,765,867
BANKS - 50.1%
25,782,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 25,656,916
44,883,000 (b),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 49,609,763
52,800,000 (b),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 54,934,704
16,450,000 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 16,724,616
10,700,000 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 10,799,323
27,655,400 (b),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 29,110,821
49,400,000 (b),(e) Banco Santander SA 8.000 N/A 53,684,215
15,435,000 (b),(e) Banco Santander SA 4.750 N/A 15,081,443
78,000,000 (b),(e) Banco Santander SA 9.625 N/A 91,944,372
44,789,000 (b),(c) Bank of America Corp 6.250 N/A 44,828,987
70,396,000 (b),(c) Bank of America Corp 6.625 N/A 72,473,245
6,780,000 (b),(c) Bank of America Corp 4.375 N/A 6,622,816
26,726,000 (b),(c) Bank of America Corp 6.300 N/A 26,831,675
29,666,000 (c) Bank of Montreal 6.875 11/26/85 29,848,001
75,435,000 (c) Bank of Montreal 7.300 11/26/84 79,115,926
37,542,000 (c) Bank of Montreal 7.700 05/26/84 39,142,828
15,255,000 (c) Bank of Nova Scotia/The 8.000 01/27/84 16,255,118
31,020,000 (b),(e) Barclays PLC 8.000 N/A 32,636,142
96,433,000 (b),(e) Barclays PLC 9.625 N/A 108,144,209
22,101,000 (b),(e) Barclays PLC 7.625 N/A 22,829,051
32,326,000 (b),(d),(e),(f) BNP Paribas SA 7.375 N/A 33,229,738
64,127,000 (b),(e),(f) BNP Paribas SA 8.000 N/A 68,085,816
38,013,000 (b),(e),(f) BNP Paribas SA 8.500 N/A 40,376,040
24,811,000 (b),(e),(f) BNP Paribas SA 9.250 N/A 26,602,776
47,866,000 (b),(e),(f) BNP Paribas SA 7.750 N/A 50,270,213
17,778,000 (b),(e),(f) BNP Paribas SA 7.450 N/A 18,143,548
36,102,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 36,811,188
41,168,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 41,406,692
13,777,000 (b),(c) Citigroup Inc 6.250 N/A 13,860,310
9,885,000 (b),(c),(d) Citigroup Inc 7.375 N/A 10,270,535
31,871,000 (b),(c) Citigroup Inc 7.625 N/A 33,335,472
34,157,000 (b),(c) Citigroup Inc 7.125 N/A 34,970,415
33,224,000 (b),(c) Citigroup Inc 7.000 N/A 34,871,678
12,000,000 (b),(c) Citigroup Inc 6.950 N/A 12,184,704
24,862,000 (b),(c) Citigroup Inc 6.875 N/A 25,297,309
16,865,000 (b),(c) Citizens Financial Group Inc 4.000 N/A 16,480,525
3,846,000 (b),(c),(g) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.704 N/A 3,849,254
106,179,000 (b),(d),(e),(f) Credit Agricole SA 6.700 N/A 105,772,686
10,336,000 (b),(c) Fifth Third Bancorp 4.500 N/A 10,308,141
7,016,000 (b),(c),(g) Fifth Third Bancorp (TSFR3M + 3.295%) 7.590 N/A 6,994,311
20,174,000 (b),(c),(g) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.552 N/A 20,779,220
14,612,000 (b),(d),(e) HSBC Holdings PLC 6.950 N/A 15,013,742
21,462,000 (b),(d),(e) HSBC Holdings PLC 6.500 N/A 21,828,399
53,510,000 (b),(d),(e) HSBC Holdings PLC 8.000 N/A 56,516,031
23,395,000 (b),(e) HSBC Holdings PLC 6.875 N/A 24,128,153
61,624,000 (b),(d),(e) HSBC Holdings PLC 6.950 N/A 63,705,289
26,515,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 27,024,565
36,559,000 (b),(d),(e) ING Groep NV 5.750 N/A 36,611,974
33,907,000 (b),(e) ING Groep NV, Reg S 7.500 N/A 35,316,791
40,809,000 (b),(c) JPMorgan Chase & Co 6.500 N/A 41,913,822
4,657,000 (b),(c) JPMorgan Chase & Co 3.650 N/A 4,590,787
73,116,000 (b),(c) JPMorgan Chase & Co 6.875 N/A 76,828,538
6,491,000 (b),(c) KeyCorp 5.000 N/A 6,416,651
37,007,000 (b),(e) Lloyds Banking Group PLC 8.000 N/A 39,750,329
58,896,000 (b),(e) Lloyds Banking Group PLC 6.750 N/A 58,944,475

Portfolio of Investments August 31, 2025
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 5,323,000 (b),(c) M&T Bank Corp 5.125 % N/A $ 5,280,506
14,785,000 (b),(c) M&T Bank Corp 3.500 N/A 14,291,285
81,636,000 (b),(e) NatWest Group PLC 8.125 N/A 90,390,236
61,624,000 (b),(e) NatWest Group PLC 7.300 N/A 64,134,747
19,767,000 (b),(d),(e),(f) Nordea Bank Abp 6.300 N/A 19,764,739
14,535,000 (b),(e),(f) Nordea Bank Abp 6.625 N/A 14,618,649
45,844,000 (b),(c) PNC Financial Services Group Inc/The 6.250 N/A 46,368,272
6,555,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 6,659,972
14,835,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 14,934,305
16,330,000 (b),(c) PNC Financial Services Group Inc/The 3.400 N/A 15,793,004
8,444,000 (b),(c) PNC Financial Services Group Inc/The 5.000 N/A 8,391,123
49,105,000 (c) Royal Bank of Canada 6.750 08/24/85 49,892,300
45,240,000 (b),(e),(f) Societe Generale SA 9.375 N/A 48,291,890
39,975,000 (b),(e),(f) Societe Generale SA 8.500 N/A 42,190,055
54,126,000 (b),(e),(f) Societe Generale SA 10.000 N/A 59,569,668
25,875,000 (b),(e),(f) Standard Chartered PLC 7.750 N/A 26,828,494
20,719,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 21,820,028
48,536,000 (b),(c) Truist Financial Corp 6.669 N/A 48,531,103
17,384,000 (b),(c) Truist Financial Corp 5.100 N/A 17,233,197
2,988,000 (b),(c) US Bancorp 5.300 N/A 2,978,843
6,580,000 (c) Wells Fargo & Co 7.950 11/15/29 7,360,873
39,036,000 (b),(c) Wells Fargo & Co 3.900 N/A 38,660,567
24,750,000 (b),(c),(d) Wells Fargo & Co 7.625 N/A 26,433,446
44,179,000 (b),(c) Wells Fargo & Co 6.850 N/A 46,282,230
TOTAL BANKS 2,715,463,820
CAPITAL GOODS - 1.5%
11,955,000 (b),(c) Air Lease Corp 4.650 N/A 11,823,851
5,586,000 (b),(c) Air Lease Corp 4.125 N/A 5,460,919
12,383,000 (b),(c) Air Lease Corp 6.000 N/A 12,165,327
18,564,000 (c),(f) ILFC E-Capital Trust I 6.430 12/21/65 15,584,923
43,963,000 (c),(f) ILFC E-Capital Trust I 6.680 12/21/65 37,614,800
TOTAL CAPITAL GOODS 82,649,820
ENERGY - 4.5%
4,735,000 (c) Enbridge Inc 5.500 07/15/77 4,715,287
14,306,000 (c) Enbridge Inc 5.750 07/15/80 14,288,080
14,880,000 (c) Enbridge Inc 7.625 01/15/83 15,883,894
55,192,000 (c) Enbridge Inc 8.500 01/15/84 62,433,963
2,874,000 (b),(c) Energy Transfer LP 6.625 N/A 2,855,404
44,894,000 (b),(c) Energy Transfer LP 7.125 N/A 46,069,415
11,442,000 (b),(c) Energy Transfer LP 6.500 N/A 11,483,660
5,335,000 (c) Energy Transfer LP 8.000 05/15/54 5,683,962
24,656,000 (c) Energy Transfer LP 6.750 02/15/56 24,535,170
8,380,000 (c) South Bow Corp 7.500 03/01/55 8,758,709
4,125,000 (c) Transcanada Trust 5.875 08/15/76 4,127,528
31,347,000 (c) Transcanada Trust 5.600 03/07/82 30,692,685
11,570,000 (b),(c),(f) Venture Global LNG Inc 9.000 N/A 11,489,494
TOTAL ENERGY 243,017,251
FINANCIAL SERVICES - 11.6%
17,895,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 18,735,857
20,600,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 21,191,405
12,807,000 (b),(c) Ally Financial Inc 4.700 N/A 12,461,996
12,289,000 (b),(c) Ally Financial Inc 4.700 N/A 11,206,823
20,885,000 (b),(c),(f) American AgCredit Corp 5.250 N/A 20,362,875
13,295,000 (b),(c),(f) Capital Farm Credit ACA 5.000 N/A 13,128,813
5,000,000 (b),(c) Capital One Financial Corp 5.500 N/A 4,957,534
11,655,000 (b),(c),(d) Capital One Financial Corp 3.950 N/A 11,420,936
20,975,000 (b),(c) Charles Schwab Corp/The 4.000 N/A 20,658,986
3,955,000 (c) Citigroup Capital III 7.625 12/01/36 4,394,279
6,700,000 (b),(c),(f) Compeer Financial ACA 4.875 N/A 6,499,000
49,069,000 (h) Credit Suisse Group AG 0.000 12/31/49 6,133,625
61,301,000 (h) Credit Suisse Group AG 7.500 12/31/49 7,662,625

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 8,421,000 (h) Credit Suisse Group AG 5.250% 12/31/49 $ 1,052,625
12,260,000 (h) Credit Suisse Group AG 6.380 12/31/49 1,532,500
62,450,000 (h) Credit Suisse Group AG 7.250 12/31/49 7,806,250
36,075,000 (h) Credit Suisse Group AG 7.500 12/31/49 4,509,375
16,319,000 (b),(e) Deutsche Bank AG 6.000 N/A 16,300,529
30,600,000 (b),(d),(e) Deutsche Bank AG, Reg S 8.130 N/A 32,053,500
36,992,000 (b),(c) Goldman Sachs Group Inc/The 6.850 N/A 38,097,062
28,868,000 (b),(c),(d) Goldman Sachs Group Inc/The 7.379 N/A 29,012,138
12,486,000 (b),(c) Goldman Sachs Group Inc/The 5.300 N/A 12,454,864
33,489,000 (b),(c),(d) Goldman Sachs Group Inc/The 6.125 N/A 33,545,596
45,460,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 47,720,953
20,175,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 21,392,985
2,400,000 (b),(e) Julius Baer Group Ltd, Reg S 7.500 N/A 2,480,784
11,629,000 (b),(e) Nomura Holdings Inc 7.000 N/A 11,919,678
30,495,000 (b),(c) State Street Corp 6.700 N/A 31,561,502
13,334,000 (b),(e),(f) UBS Group AG 7.000 N/A 13,440,985
74,094,000 (b),(e),(f) UBS Group AG 9.250 N/A 87,015,179
29,805,000 (b),(e),(f) UBS Group AG 9.250 N/A 32,664,462
18,420,000 (b),(d),(e),(f) UBS Group AG 7.750 N/A 19,667,752
26,248,000 (b),(c) Voya Financial Inc 7.758 N/A 27,683,556
TOTAL FINANCIAL SERVICES 630,727,029
FOOD, BEVERAGE & TOBACCO - 2.7%
13,835,000 (b),(c),(f) Dairy Farmers of America Inc 7.125 N/A 13,419,950
39,310,000 (b),(c),(f) Land O' Lakes Inc 8.000 N/A 37,639,325
65,313,000 (b),(c),(f) Land O' Lakes Inc 7.250 N/A 55,827,462
46,071,000 (b),(c),(f) Land O' Lakes Inc 7.000 N/A 38,202,755
TOTAL FOOD, BEVERAGE & TOBACCO 145,089,492
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000 (c) CVS Health Corp 6.750 12/10/54 7,752,839
4,343,000 (c) CVS Health Corp 7.000 03/10/55 4,521,532
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,274,371
INSURANCE - 9.6%
7,115,000 (c) Aegon Ltd 5.500 04/11/48 7,154,339
19,306,000 (c) American National Group Inc 7.000 12/01/55 19,754,672
51,650,000 (c) Assurant Inc 7.000 03/27/48 52,851,834
64,240,000 (c),(f) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 59,487,649
19,875,000 (c) AXIS Specialty Finance LLC 4.900 01/15/40 19,253,178
22,597,000 (c) Corebridge Financial Inc 6.375 09/15/54 22,873,226
14,288,000 (c) Enstar Finance LLC 5.500 01/15/42 14,125,708
9,883,000 (c),(f) Enstar Group Ltd 7.500 04/01/45 10,299,746
5,830,000 (c),(f) Fidelis Insurance Holdings Ltd 6.625 04/01/41 5,813,594
24,448,000 (c),(f) MetLife Inc 9.250 04/08/38 29,053,905
4,531,000 (b),(c) MetLife Inc 5.875 N/A 4,602,250
11,023,000 (c) MetLife Inc 6.350 03/15/55 11,480,741
14,051,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 13,156,957
45,898,000 (b),(e) Phoenix Group Holdings PLC, Reg S 8.500 N/A 48,800,560
21,542,000 (c) Provident Financing Trust I 7.405 03/15/38 23,304,389
8,234,000 (c) Prudential Financial Inc 5.125 03/01/52 8,068,713
13,400,000 (c) Prudential Financial Inc 6.500 03/15/54 14,084,204
9,585,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 9,763,377
89,664,000 (b),(c),(f) SBL Holdings Inc 9.508 N/A 90,560,640
55,600,000 (b),(c),(f) SBL Holdings Inc 6.500 N/A 52,820,000
TOTAL INSURANCE 517,309,682
MATERIALS - 0.1%
5,000,000 (b),(c),(f) Cemex SAB de CV 7.200 N/A 5,157,250
TOTAL MATERIALS 5,157,250
MEDIA & ENTERTAINMENT - 0.2%
10,628,000 (c) Paramount Global 6.375 03/30/62 10,645,727
TOTAL MEDIA & ENTERTAINMENT 10,645,727

Portfolio of Investments August 31, 2025
(continued)
Preferred Securities and Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.5%
$ 14,843,000 (c) Bell Telephone Co of Canada or Bell Canada 7.000% 09/15/55 $ 15,181,198
17,730,000 (c) Rogers Communications Inc 7.125 04/15/55 18,405,100
13,396,000 (c) TELUS Corp 7.000 10/15/55 13,746,721
22,509,000 (c) Vodafone Group PLC 7.000 04/04/79 23,750,956
9,350,000 (c) Vodafone Group PLC 4.125 06/04/81 8,655,760
TOTAL TELECOMMUNICATION SERVICES 79,739,735
UTILITIES - 4.0%
5,575,000 (c),(f) AES Andes SA 8.150 06/10/55 5,885,845
9,618,000 (c) AES Corp/The 7.600 01/15/55 9,882,746
7,093,000 (c),(f) AltaGas Ltd 7.200 10/15/54 7,187,472
11,494,000 (c) American Electric Power Co Inc 3.875 02/15/62 11,143,312
10,244,000 (c) CMS Energy Corp 6.500 06/01/55 10,449,320
6,574,000 (c) Dominion Energy Inc 7.000 06/01/54 7,035,758
8,455,000 (c) Duke Energy Corp 6.450 09/01/54 8,754,070
35,009,000 (c) Emera Inc 6.750 06/15/76 35,228,786
18,153,000 (c) Entergy Corp 7.125 12/01/54 18,905,505
11,121,000 (c) EUSHI Finance Inc 7.625 12/15/54 11,619,210
15,071,000 (c) NextEra Energy Capital Holdings Inc 6.750 06/15/54 15,922,647
10,443,000 (c) PG&E Corp 7.375 03/15/55 10,363,470
11,762,000 (c) Sempra 4.125 04/01/52 11,399,227
14,485,000 (c) Sempra 6.550 04/01/55 14,265,468
10,983,000 (c) Sempra 6.375 04/01/56 11,071,479
3,395,000 (b),(c),(f) Vistra Corp 8.000 N/A 3,465,535
5,900,000 (b),(c),(f) Vistra Corp 7.000 N/A 5,971,048
17,517,000 (b),(c),(f) Vistra Corp 8.875 N/A 19,054,765
TOTAL UTILITIES 217,605,663
TOTAL CORPORATE BONDS
(Cost $4,740,558,813) 4,718,445,707
SHARES DESCRIPTION RATE VALUE
515968502 PREFERRED STOCK - 9.5% 515968502
BANKS - 1.4%
486,433 Fifth Third Bancorp 8.267 12,428,363
280,000 (g) Huntington Bancshares Inc/OH (TSFR3M + 2.962%) 7.279 6,705,972
285,287 KeyCorp 6.125 7,120,763
1,355,330 KeyCorp 6.200 33,612,184
217,405 KeyCorp 5.625 4,893,787
209,354 KeyCorp 5.650 4,670,688
302,269 Regions Financial Corp 5.700 7,230,274
35,354 Synovus Financial Corp 8.397 934,760
TOTAL BANKS 77,596,791
FINANCIAL SERVICES - 2.7%
680,940 Bank of New York Mellon Corp/The 6.150 17,622,727
558,300 Equitable Holdings Inc 5.250 11,942,037
518,768 Morgan Stanley 6.375 13,078,141
1,344,835 Morgan Stanley 5.850 32,921,561
870,125 Morgan Stanley 6.625 22,562,341
242,300 Morgan Stanley 6.500 6,183,496
322,188 Morgan Stanley 6.875 8,170,688
350,835 (d) Synchrony Financial 5.625 6,883,383
1,058,054 Voya Financial Inc 5.350 24,991,235
TOTAL FINANCIAL SERVICES 144,355,609
FOOD, BEVERAGE & TOBACCO - 1.2%
193,870 CHS Inc 7.875 5,141,432
1,451,502 CHS Inc 7.100 36,810,091
528,896 CHS Inc 6.750 13,000,264
44,881 CHS Inc 7.500 1,148,505
79,800 (f) Dairy Farmers of America Inc 7.875 7,660,800
TOTAL FOOD, BEVERAGE & TOBACCO 63,761,092

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
INSURANCE - 4.1%
504,425 American National Group Inc 7.375% $ 12,812,395
1,233,711 American National Group Inc 6.625 30,978,483
603,290 (d) Aspen Insurance Holdings Ltd 5.625 13,103,459
367,750 (d) Aspen Insurance Holdings Ltd 7.125 9,340,850
191,504 Assurant Inc 5.250 3,908,597
540,503 Athene Holding Ltd 7.750 13,993,623
1,006,376 Athene Holding Ltd 6.350 25,028,571
1,550,528 Delphi Financial Group Inc 7.663 37,522,777
1,540,908 Enstar Group Ltd 7.000 36,057,247
78,593 Enstar Group Ltd 7.000 1,787,991
23,571 PartnerRe Ltd 4.875 400,707
853,330 Reinsurance Group of America Inc 5.750 21,077,251
556,200 Reinsurance Group of America Inc 7.125 14,216,472
221,929 Selective Insurance Group Inc 4.600 3,848,249
TOTAL INSURANCE 224,076,672
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T Inc 4.750 6,178,338
TOTAL TELECOMMUNICATION SERVICES 6,178,338
TOTAL PREFERRED STOCK
(Cost $533,798,344) 515,968,502
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
115255612 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.2% 115255612
$ 18,191,000 (b) CoBank ACB 6.250 N/A 18,198,458
33,000,000 (b) CoBank ACB 6.450 N/A 33,395,076
6,807,000 (b) CoBank ACB 7.250 N/A 6,993,451
17,887,000 (b) CoBank ACB 7.125 N/A 18,327,997
6,770,000 (b),(f) Farm Credit Bank of Texas 6.200 N/A 6,668,025
8,767,000 (b),(f) Farm Credit Bank of Texas 7.750 N/A 9,127,744
21,999,000 (b) Farm Credit Bank of Texas 7.000 N/A 22,544,861
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $113,759,203) 115,255,612
TOTAL LONG-TERM INVESTMENTS
(Cost $5,388,116,360) 5,349,669,821
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
91,596,475 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
4.310 (j) 91,596,475
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $91,596,475) 91,596,475
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.0%
1,200,000 REPURCHASE AGREEMENTS - 0.0% 1,200,000
1,200,000 (k) Fixed Income Clearing Corporation 4.260 09/02/25 1,200,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,200,000) 1,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,200,000) 1,200,000
TOTAL INVESTMENTS - 100.5%
(Cost $5,480,912,835) 5,442,466,296
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (24,804,750)
NET ASSETS - 100% $ 5,417,661,546
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments August 31, 2025
(continued)
Preferred Securities and Income

See Notes to Financial Statements
Investments in Derivatives
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
52.4% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $87,619,914.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 33.7% of Total Investments.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,331,150,865 or 24.5% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) For fair value measurement disclosure purposes, investment classified as Level 3.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 4.260% dated 8/29/25 to be repurchased at $1,200,568 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 4/15/28, valued at $1,224,023.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,229 12/25 $ 249,674,973 $ 250,762,500 $ 1,087,527
U.S. Treasury Long Bond 553 12/25 63,068,527 63,180,250 111,723
U.S. Treasury Ultra Bond 530 12/25 61,894,305 61,778,125 (116,180)
Total $374,637,805 $375,720,875 $1,083,070

Portfolio of Investments August 31, 2025
Strategic Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
ASSET-BACKED SECURITIES - 12.0% –
$ 1,000,535 (a) Aaset 2021-2 Trust, Series 2021 2A 2.798% 01/15/47 $ 942,315
600,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 3.214%)
7.574 12/18/37 570,244
2,000,000 (a) Adams Outdoor Advertising LP, Series 2023 1 6.967 07/15/53 2,047,655
2,200,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5.060 09/15/29 2,198,811
1,900,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5.500 09/15/29 1,899,913
763,144 (a) Alterna Funding III LLC, Series 2024 1A 6.260 05/16/39 769,877
791,099 (a) Alterna Funding III LLC, Series 2024 1A 7.136 05/16/39 797,265
524,408 (b) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-R1,
Series 2004 R1, (TSFR1M + 0.714%)
2.788 02/25/34 516,847
3,000,000 (a) Applebee's Funding LLC / IHOP Funding LLC 6.720 06/07/55 3,010,565
850,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2.130 08/20/27 830,891
2,400,000 (a) Blue Stream Issuer LLC, Series 2024 1A 5.408 11/20/54 2,431,893
2,425,000 (a) Bojangles Issuer LLC, Series 2024 1A 6.584 11/20/54 2,488,472
3,250,000 (a) Brex Commercial Charge Card Master Trust, Series 2024 1 6.680 07/15/27 3,263,629
204,131 (a) British Airways 2020-1 Class B Pass Through Trust, Series 2020
A
8.375 11/15/28 215,556
1,465,000 (a) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 3.100 12/15/50 1,388,306
1,250,000 (a) Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A 4.690 12/15/50 1,172,114
1,150,000 (a) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 1,115,758
626,666 (a) CARS-DB5 LP, Series 2021 1A 1.920 08/15/51 604,208
321,095 Carvana Auto Receivables Trust 2021-N4, Series 2021 N4 2.300 09/11/28 313,637
500,000 (a) Carvana Auto Receivables Trust 2024-N3, Series 2024 N3 4.900 12/10/30 502,827
2,240,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.200 10/26/54 2,221,139
2,760,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 2,717,841
1,349,178 (a) CF Hippolyta Issuer LLC, Series 2020 1 2.280 07/15/60 1,053,766
674,589 (a) CF Hippolyta Issuer LLC, Series 2020 1 2.600 07/15/60 520,137
2,125,000 (a),(b) CIFC Funding 2020-I Ltd, Series 2020 1A, (TSFR3M + 3.362%) 7.679 07/15/36 2,133,715
385,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 6.762%) 11.087 10/20/34 387,167
1,760,000 (a),(b) CIFC Funding 2020-II Ltd, Series 2020 2A, (TSFR3M + 3.312%) 7.637 10/20/34 1,767,147
2,410,000 (a) Cologix Data Centers US Issuer LLC, Series 2021 1A 3.300 12/26/51 2,340,055
1,500,000 (a) Compass Datacenters Issuer III LLC, Series 2025 1A 5.656 02/25/50 1,526,664
1,000,000 (a) Concord Music Royalties LLC, Series 2024 1A 5.644 10/20/74 1,006,797
2,500,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
6.000 05/20/55 2,575,391
3,000,000 (a) Crescendo Royalty Funding LP, Series 2021 1 3.567 12/20/51 2,934,947
1,482,776 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 1A 5.450 04/20/48 1,453,474
1,000,000 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 2A 5.560 11/20/48 1,011,082
621,340 (a) DB Master Finance LLC, Series 2019 1A 4.021 05/20/49 618,027
1,155,000 (a) DB Master Finance LLC, Series 2021 1A 2.045 11/20/51 1,119,231
1,155,000 (a) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 1,080,421
73,600 (a) Diamond Resorts Owner Trust 2021-1, Series 2021 1A 2.700 11/21/33 73,482
73,600 (a) Diamond Resorts Owner Trust 2021-1, Series 2021 1A 3.830 11/21/33 73,487
1,440,000 (a) Domino's Pizza Master Issuer LLC, Series 2019 1A 3.668 10/25/49 1,384,939
972,500 (a) Domino's Pizza Master Issuer LLC, Series 2021 1A 2.662 04/25/51 918,891
1,300,000 (a),(b) Elmwood CLO 20 Ltd, Series 2022 7A, (TSFR3M + 3.650%) 7.972 01/17/37 1,312,557
1,500,000 (a),(b) Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 3.600%) 7.929 04/18/37 1,513,154
3,880,000 (a) EWC Master Issuer LLC, Series 2022 1A 5.500 03/15/52 3,836,970
2,187,386 (a),(b) FNA 8 LLC, Series 2025 1 5.623 03/15/45 2,204,590
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 11.500 08/20/53 1,046,410
2,000,000 (a) Frontier Issuer LLC, Series 2023 1 6.600 08/20/53 2,032,099
1,000,000 (a) Frontier Issuer LLC, Series 2023 1 8.300 08/20/53 1,025,238
2,000,000 (a),(b) GRACIE POINT INTERNATIONAL FUNDING 2023-2, Series
2023 2A, (SOFR90A + 5.400%)
9.748 03/01/27 2,011,398
2,865,000 (a) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 2,752,047
1,500,000 (a) Hertz Vehicle Financing III LLC, Series 2024 2A 6.210 01/27/31 1,540,766
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2024 1A 6.120 01/25/29 1,020,074
6,150,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3.939 02/01/62 6,046,356
179,327 (a) Hilton Grand Vacations Trust 2019-A, Series 2019 AA 2.840 07/25/33 177,412
707,625 (a) Horizon Aircraft Finance II Ltd, Series 2019 1 3.721 07/15/39 688,137

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
557,209 (a) Horizon Aircraft Finance III Ltd, Series 2019 2 3.425% 11/15/39 $ 530,897
2,862,600 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5.375 09/15/49 2,890,789
1,000,000 (a) Hotwire Funding LLC, Series 2024 1A 6.672 06/20/54 1,022,798
1,100,000 (a) Hotwire Funding LLC, Series 2021 1 2.658 11/20/51 1,065,969
324,076 (a) Hpefs Equipment Trust 2022-2, Series 2022 2A 4.940 03/20/30 324,089
1,222,678 (a),(c) Industrial DPR Funding Ltd, Series 2022 1A 5.380 04/15/34 1,098,735
1,545,999 (a) Jonah Energy Abs I LLC, Series 2022 1 7.200 12/10/37 1,556,139
932,179 (a) Lunar 2021-1 Structured Aircraft Portfolio Notes, Series 2021 1 5.682 10/15/46 897,553
1,805,484 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 1,764,788
3,994,267 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5.760 12/22/64 4,054,196
123,368 (a) MAPS 2021-1 Trust, Series 2021 1A 2.521 06/15/46 116,975
2,500,000 (a) Mission Lane Credit Card Master Trust, Series 2025 A 12.250 05/15/30 2,526,960
251,449 (a) MVW 2019-2 LLC, Series 2019 2A 2.680 10/20/38 248,675
94,715 (a) MVW 2021-1W LLC, Series 2021 1WA 1.940 01/22/41 90,829
1,000,000 (a) Oak Street Investment Grade Net Lease Fund Series 2021-1,
Series 2021 1A
4.230 01/20/51 855,982
301,339 (a) Oportun Issuance Trust 2021-C, Series 2021 C 3.610 10/08/31 296,941
170,938 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 168,759
5,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 6.450 05/09/33 5,045,366
2,500,000 (a),(b) Palmer Square CLO 2022-1 Ltd, Series 2022 1A, (TSFR3M +
3.050%)
7.375 04/20/35 2,507,595
52,652 (a) Sierra Timeshare 2021-1 Receivables Funding LLC, Series 2021
1A
1.790 11/20/37 52,057
1,833,500 (a) Sonic Capital LLC, Series 2020 1A 3.845 01/20/50 1,801,546
1,000,000 (a) Sotheby's Artfi Master Trust, Series 2024 1A 7.910 12/22/31 1,007,048
714,747 (a) Start II LTD, Series 2019 1 5.095 03/15/44 710,655
1,488,750 (a) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 1,512,215
2,583,975 (a) Taco Bell Funding LLC, Series 2021 1A 2.294 08/25/51 2,385,251
1,500,000 (a) Uniti Fiber Abs Issuer Llc, Series 2025 1A 5.877 04/20/55 1,540,545
2,155,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 3.156 02/15/52 2,081,789
3,000,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4.288 02/15/52 2,875,825
550,670 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 527,972
1,387,179 (a) Wendy's Funding LLC, Series 2018 1A 3.884 03/15/48 1,360,016
834,645 (a) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 773,616
826,440 (a) Willis Engine Structured Trust VI, Series 2021 A 3.104 05/15/46 774,504
976,757 (a) Willis Engine Structured Trust VII, Series 2023 A 8.000 10/15/48 1,013,339
1,491,766 (a) Willis Engine Structured Trust VIII, Series 2025 A 6.070 06/15/50 1,517,121
624,000 (a) Zaxbys Funding LLC, Series 2021 1A 3.238 07/30/51 587,338
4,500,000 (a) Zayo Issuer LLC, Series 2025 1A 5.648 03/20/55 4,600,265
1,500,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,560,746
TOTAL ASSET-BACKED SECURITIES
(Cost $136,629,050) 136,951,674
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
348077641 CORPORATE BONDS - 30.5% (d) 348077641
AUTOMOBILES & COMPONENTS - 0.3%
1,500,000 (a) Ford Otomotiv Sanayi AS 7.125 04/25/29 1,535,515
2,000,000 (e),(f) General Motors Financial Co Inc 5.750 N/A 1,953,753
TOTAL AUTOMOBILES & COMPONENTS 3,489,268
BANKS - 7.1%
1,600,000 (e),(g) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 1,768,501
1,500,000 (a),(h) Banco Bradesco SA/Cayman Islands 6.500 01/22/30 1,582,350
800,000 (a),(e),(g) Banco de Credito e Inversiones SA 8.750 N/A 864,520
500,000 (a),(e),(g) Banco del Estado de Chile 7.950 N/A 533,756
1,050,000 (a),(e),(g) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 1,059,747
500,000 (a),(e),(g) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 520,000
1,500,000 (a),(e),(g) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,578,941
1,775,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5.621 12/10/29 1,825,942
2,200,000 (e),(g) Banco Santander SA 9.625 N/A 2,593,303
500,000 (a),(f) Bangkok Bank PCL/Hong Kong 3.466 09/23/36 454,051

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
1,000,000 (a),(g) Bank Hapoalim BM, Reg S 3.255% 01/21/32 $ 972,500
1,500,000 (e),(f) Bank of America Corp 6.125 N/A 1,513,943
1,000,000 (f) Bank of America Corp 5.744 02/12/36 1,024,537
4,800,000 (e),(f) Bank of America Corp 6.625 N/A 4,941,638
1,685,000 Bank of America Corp 5.162 01/24/31 1,739,060
5,000,000 (f) Bank of Montreal 7.300 11/26/84 5,243,980
1,340,000 (e),(g) Barclays PLC 8.000 N/A 1,409,814
1,100,000 (a),(g) BBVA Bancomer SA Institucion de Banca Multiple Grupo
Financiero BBVA Mexico
7.625 02/11/35 1,149,500
1,000,000 (a),(g) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8.450 06/29/38 1,087,475
2,040,000 (a),(e),(g) BNP Paribas SA 7.450 N/A 2,081,946
3,000,000 (f) Canadian Imperial Bank of Commerce 6.950 01/28/85 3,017,394
1,945,000 Citibank NA 4.576 05/29/27 1,960,633
2,235,000 Citigroup Inc 5.610 09/29/26 2,236,595
1,685,000 (e),(f) Citigroup Inc 7.625 N/A 1,762,426
2,000,000 (e),(f) CoBank ACB 6.250 N/A 2,000,820
1,675,000 (a) Development Bank of Kazakhstan JSC 2.950 05/06/31 1,477,251
375,000 (a) Grupo Aval Ltd 4.375 02/04/30 348,450
1,560,000 (e),(f),(h) Huntington Bancshares Inc/OH 5.625 N/A 1,589,980
2,000,000 (a),(h) Itau Unibanco Holding SA/Cayman Island 6.000 02/27/30 2,069,980
900,000 (f) JPMorgan Chase & Co 5.576 07/23/36 918,006
2,000,000 (e),(f) JPMorgan Chase & Co 3.650 N/A 1,971,564
2,000,000 (e),(f) JPMorgan Chase & Co 6.875 N/A 2,101,552
2,000,000 (e),(g),(h) Lloyds Banking Group PLC 6.750 N/A 2,001,646
1,700,000 (a),(g) Mizrahi Tefahot Bank Ltd, Reg S 3.077 04/07/31 1,672,545
2,975,000 Morgan Stanley Private Bank NA 4.734 07/18/31 3,016,792
3,000,000 (e),(g) NatWest Group PLC 8.125 N/A 3,321,705
2,000,000 (e),(f) PNC Financial Services Group Inc/The 3.400 N/A 1,934,232
3,000,000 (f) Royal Bank of Canada 6.750 08/24/85 3,048,099
2,000,000 (e),(f) Truist Financial Corp 6.669 N/A 1,999,798
1,415,000 (e),(f) Truist Financial Corp 5.100 N/A 1,402,725
2,900,000 (e),(f) Wells Fargo & Co 3.900 N/A 2,872,109
1,130,000 Wells Fargo & Co 5.605 04/23/36 1,173,206
1,440,000 (e),(f) Wells Fargo & Co 7.625 N/A 1,537,946
1,500,000 (a),(e),(g),(i) Yapi ve Kredi Bankasi AS 8.250 N/A 1,505,625
TOTAL BANKS 80,886,583
CAPITAL GOODS - 1.4%
1,500,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,547,855
3,890,000 Boeing Co/The 5.805 05/01/50 3,740,767
1,000,000 (a) Goat Holdco LLC 6.750 02/01/32 1,017,350
1,500,000 (a),(h) IHS Holding Ltd 7.875 05/29/30 1,530,644
1,500,000 (a),(h) IHS Holding Ltd 8.250 11/29/31 1,547,782
2,500,000 (a) IRB Infrastructure Developers Ltd 7.110 03/11/32 2,561,676
1,515,000 Regal Rexnord Corp 6.050 04/15/28 1,568,471
1,275,000 (a),(h) Sisecam UK PLC 8.625 05/02/32 1,338,750
1,200,000 (a) Sociedad Quimica y Minera de Chile SA 6.500 11/07/33 1,281,564
TOTAL CAPITAL GOODS 16,134,859
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,500,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,521,864
1,380,000 Verisk Analytics Inc 5.250 03/15/35 1,391,722
1,270,000 Waste Management Inc 4.950 03/15/35 1,276,351
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,189,937
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
1,500,000 (a) Kohl's Corp 10.000 06/01/30 1,610,950
1,625,000 (a) Michaels Cos Inc/The 5.250 05/01/28 1,282,482
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,893,432
CONSUMER DURABLES & APPAREL - 0.1%
1,500,000 (a) S&S Holdings LLC 8.375 10/01/31 1,408,805
TOTAL CONSUMER DURABLES & APPAREL 1,408,805

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.7%
2,000,000 (a) Arcos Dorados BV 6.375% 01/29/32 $ 2,088,480
4,085,000 Piedmont Operating Partnership LP 9.250 07/20/28 4,540,383
800,000 Sands China Ltd 3.250 08/08/31 725,311
TOTAL CONSUMER SERVICES 7,354,174
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
1,210,000 Kroger Co/The 5.000 09/15/34 1,205,986
975,000 Kroger Co/The 5.500 09/15/54 912,938
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,118,924
ENERGY - 2.8%
1,000,000 (a) Buckeye Partners LP 6.875 07/01/29 1,036,348
1,000,000 (a) CNX Resources Corp 7.250 03/01/32 1,037,646
1,300,000 (a) Cosan Luxembourg SA 5.500 09/20/29 1,257,779
1,100,000 (a) Eagle Funding Luxco Sarl 5.500 08/17/30 1,115,510
100,000 Ecopetrol SA 5.875 05/28/45 73,773
575,000 Ecopetrol SA 6.875 04/29/30 585,336
450,000 Ecopetrol SA 4.625 11/02/31 394,897
1,000,000 (h) Ecopetrol SA 5.875 11/02/51 707,171
1,985,285 (a) EIG Pearl Holdings Sarl 3.545 08/31/36 1,803,346
900,000 (a) Empresa Nacional del Petroleo 3.450 09/16/31 814,725
826,000 (a) Energean Israel Finance Ltd, Reg S 5.375 03/30/28 801,220
2,470,000 (e),(f) Energy Transfer LP 7.125 N/A 2,534,670
1,700,000 (a) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 1,482,642
1,400,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,471,750
2,000,000 (a) Indika Energy Tbk PT 8.750 05/07/29 1,967,949
500,000 (a) Medco Laurel Tree Pte Ltd 6.950 11/12/28 503,871
500,000 (a) Medco Maple Tree Pte Ltd 8.960 04/27/29 522,469
1,060,000 ONEOK Inc 5.050 11/01/34 1,033,500
200,000 (a) Petroleos del Peru SA 4.750 06/19/32 162,134
1,490,000 Petroleos Mexicanos 6.700 02/16/32 1,432,539
100,000 Petroleos Mexicanos 6.750 09/21/47 78,375
559,000 Petroleos Mexicanos 7.690 01/23/50 477,808
560,000 (a) Petronas Capital Ltd 4.950 01/03/31 579,457
2,400,000 (a) Petronas Capital Ltd 5.340 04/03/35 2,478,487
1,500,000 (a) Raizen Fuels Finance SA 5.700 01/17/35 1,375,350
1,993,000 (f) South Bow Corp 7.500 03/01/55 2,083,068
1,000,000 (a) Thaioil Treasury Center Co Ltd 2.500 06/18/30 900,977
1,780,000 (f) Transcanada Trust 5.500 09/15/79 1,753,481
2,000,000 (a),(e),(f) Venture Global LNG Inc 9.000 N/A 1,986,084
TOTAL ENERGY 32,452,362
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
1,625,000 GLP Capital LP / GLP Financing II Inc 5.750 06/01/28 1,668,041
1,655,000 GLP Capital LP / GLP Financing II Inc 4.000 01/15/30 1,601,065
986,000 Healthcare Realty Holdings LP 3.750 07/01/27 977,251
2,990,000 Healthcare Realty Holdings LP 2.400 03/15/30 2,704,478
1,000,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,048,429
1,490,000 Ventas Realty LP 5.000 01/15/35 1,473,095
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,472,359
FINANCIAL SERVICES - 3.7%
1,354,000 (f) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,417,622
1,500,000 (a) Azorra Finance Ltd 7.750 04/15/30 1,574,672
1,075,000 (a) Block Inc 6.000 08/15/33 1,103,650
EUR 3,000,000 (e),(g) Deutsche Bank AG, Reg S 7.125 N/A 3,629,139
1,955,000 (e),(f) Goldman Sachs Group Inc/The 7.500 N/A 2,073,025
3,000,000 (e),(f) Goldman Sachs Group Inc/The 6.850 N/A 3,089,619
14,286 (a),(b) Hestia Re Ltd (1-Month U.S. Treasury Bill + 0.100%) 4.262 04/22/29 7,143
1,655,000 JPMorgan Chase & Co 5.572 04/22/36 1,720,594
6,625,000 JPMorgan Chase & Co 5.103 04/22/31 6,834,958
6,095,000 Morgan Stanley 5.192 04/17/31 6,282,573
3,055,000 Morgan Stanley 5.664 04/17/36 3,179,877
2,000,000 (a) Muthoot Finance Ltd 6.375 04/23/29 2,012,461
1,429,000 (e),(g) Nomura Holdings Inc 7.000 N/A 1,464,719

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
1,970,000 (e),(f) State Street Corp 6.700 % N/A $ 2,038,897
2,060,000 (a),(e),(g) UBS Group AG 9.250 N/A 2,419,241
830,000 (a),(e),(g) UBS Group AG 7.000 N/A 836,660
1,000,000 (e),(f) Voya Financial Inc 7.758 N/A 1,054,692
1,585,000 (a) Wynnton Funding Trust II 5.991 08/15/55 1,575,400
TOTAL FINANCIAL SERVICES 42,314,942
FOOD, BEVERAGE & TOBACCO - 1.5%
1,275,000 (a) Arcor SAIC 7.600 07/31/33 1,277,550
1,200,000 (a) Cia Cervecerias Unidas SA 3.350 01/19/32 1,075,319
2,000,000 (a) Grupo Nutresa SA 8.000 05/12/30 2,127,000
2,730,000 (a),(e),(f) Land O' Lakes Inc 8.000 N/A 2,613,975
2,370,000 (a) Mars Inc 4.600 03/01/28 2,399,520
3,090,000 (a) Mars Inc 4.800 03/01/30 3,149,046
1,815,000 (a) Mars Inc 5.200 03/01/35 1,831,826
2,125,000 (a) Mars Inc 5.700 05/01/55 2,072,193
TOTAL FOOD, BEVERAGE & TOBACCO 16,546,429
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
2,000,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 2,116,462
1,010,000 CVS Health Corp 5.050 03/25/48 865,869
515,000 CVS Health Corp 5.450 09/15/35 516,156
1,375,000 UnitedHealth Group Inc 5.050 04/15/53 1,206,813
1,500,000 UnitedHealth Group Inc 5.500 07/15/44 1,457,226
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,162,526
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,540,000 Haleon US Capital LLC 3.625 03/24/32 1,452,084
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,452,084
INSURANCE - 2.0%
1,600,000 (a),(f) Allianz SE 6.350 09/06/53 1,697,842
2,000,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 2,075,564
2,835,000 (f) AXIS Specialty Finance LLC 4.900 01/15/40 2,746,302
1,485,000 (f) Enstar Finance LLC 5.500 01/15/42 1,468,133
2,424,000 (a),(f) Enstar Group Ltd 7.500 04/01/45 2,526,215
1,000,000 (a),(f) Hanwha Life Insurance Co Ltd 3.379 02/04/32 981,440
1,810,000 (a) Omnis Funding Trust 6.722 05/15/55 1,869,230
1,070,000 (a) Pine Street Trust III 6.223 05/15/54 1,062,743
1,500,000 (f) Prudential Financial Inc 6.000 09/01/52 1,547,715
1,900,000 (f) Prudential Financial Inc 6.500 03/15/54 1,997,014
1,355,000 Reinsurance Group of America Inc 5.750 09/15/34 1,396,980
1,000,000 (a),(b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 7.812 01/05/27 1,025,700
1,000,000 (a),(b) Vitality Re XV Ltd (3-Month U.S. Treasury Bill + 2.500%) 0.000 01/07/28 1,014,700
1,500,000 (a),(b) Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%) 6.049 01/08/29 1,500,300
TOTAL INSURANCE 22,909,878
MATERIALS - 2.0%
1,700,000 (a) Alpek SAB de CV 4.250 09/18/29 1,601,489
1,990,000 Amcor Finance USA Inc 3.625 04/28/26 1,979,463
1,000,000 AngloGold Ashanti Holdings PLC 3.750 10/01/30 946,258
1,005,000 Berry Global Inc 1.570 01/15/26 993,153
1,275,000 (a),(e),(f) Cemex SAB de CV 7.200 N/A 1,315,099
1,025,000 (a) Corp Nacional del Cobre de Chile 6.440 01/26/36 1,085,611
1,750,000 (a) Corp Nacional del Cobre de Chile 6.330 01/13/35 1,828,435
1,120,000 (a) Freeport Indonesia PT 5.315 04/14/32 1,143,047
530,000 International Flavors & Fragrances Inc 5.000 09/26/48 455,757
1,525,000 (a) LD Celulose International GmbH 7.950 01/26/32 1,602,602
1,025,000 (a) OCP SA 3.750 06/23/31 938,336
500,000 (a) OCP SA 6.700 03/01/36 516,753
1,500,000 (a) Olin Corp 6.625 04/01/33 1,498,055
1,990,000 (a) Olympus Water US Holding Corp 6.750 08/01/32 1,970,565
2,000,000 (a) Sasol Financing USA LLC 8.750 05/03/29 2,017,430
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,327,772

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MATERIALS (continued)
2,000,000 (a) Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 05/13/32 $ 2,056,103
TOTAL MATERIALS 23,275,928
MEDIA & ENTERTAINMENT - 0.7%
800,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.550 06/01/34 848,632
660,000 Comcast Corp 5.650 06/01/54 633,735
2,475,000 (a) CSC Holdings LLC 11.250 05/15/28 2,473,555
$ 1,200,000 (a) Gray Media Inc 7.250 08/15/33 1,182,197
2,185,000 (f) Paramount Global 6.375 03/30/62 2,188,645
TOTAL MEDIA & ENTERTAINMENT 7,326,764
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,325,000 Amgen Inc 5.650 03/02/53 1,281,474
985,000 (a) Merck KGaA 4.125 08/15/28 985,124
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,266,598
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,065,000 Broadcom Inc 5.200 07/15/35 1,074,691
285,000 Intel Corp 5.700 02/10/53 262,083
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,336,774
SOFTWARE & SERVICES - 0.2%
1,000,000 (a) Amentum Escrow Corp 7.250 08/01/32 1,042,953
1,465,000 Oracle Corp 6.000 08/03/55 1,431,127
TOTAL SOFTWARE & SERVICES 2,474,080
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,500,000 (a) Viasat Inc 6.500 07/15/28 1,458,396
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,458,396
TELECOMMUNICATION SERVICES - 1.3%
2,360,000 AT&T Inc 3.800 12/01/57 1,624,009
1,555,000 AT&T Inc 5.400 02/15/34 1,603,043
775,000 (a) CT Trust 5.125 02/03/32 734,824
1,400,000 (a) Level 3 Financing Inc 6.875 06/30/33 1,412,565
1,000,000 (a) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,061,860
1,000,000 (a),(e),(f) Network i2i Ltd 3.975 N/A 991,500
2,544,000 (f) Rogers Communications Inc 7.125 04/15/55 2,640,867
1,375,000 (a) Sitios Latinoamerica SAB de CV 5.375 04/04/32 1,353,113
300,000 (a) Sitios Latinoamerica SAB de CV 6.000 11/25/29 309,173
1,000,000 (a) Veon Midco BV 3.375 11/25/27 934,319
2,000,000 (a) Zayo Group Holdings Inc 4.000 03/01/27 1,934,707
TOTAL TELECOMMUNICATION SERVICES 14,599,980
TRANSPORTATION - 0.7%
500,000 (a) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 435,114
1,132,826 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2.875 07/11/34 1,018,799
1,500,000 (a) Grupo Aeromexico SAB de CV 8.250 11/15/29 1,483,031
975,000 (a) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 1,005,722
2,575,000 (a),(h) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 2,626,500
1,500,000 (a) Transnet SOC Ltd 8.250 02/06/28 1,574,980
TOTAL TRANSPORTATION 8,144,146
UTILITIES - 3.3%
2,900,000 (f) AES Corp/The 6.950 07/15/55 2,805,705
1,185,655 (a) Alfa Desarrollo SpA2021 1 4.550 09/27/51 933,793
340,000 American Water Capital Corp 5.700 09/01/55 334,584
960,000 Atmos Energy Corp 5.200 08/15/35 972,815
2,000,000 (a) Comision Federal de Electricidad 3.348 02/09/31 1,785,319
775,000 (a) Comision Federal de Electricidad 5.700 01/24/30 780,138
1,446,750 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 1,503,727
2,000,000 (f) Dominion Energy Inc 7.000 06/01/54 2,140,480
725,000 DTE Energy Co 5.850 05/15/55 741,181
1,950,000 Duke Energy Progress LLC 5.350 03/15/53 1,837,106
500,000 Duke Energy Progress LLC 5.050 03/15/35 504,642
1,685,000 (e),(f) Edison International 5.375 N/A 1,637,272
1,500,000 (e),(f) Edison International 5.000 N/A 1,341,073

See Notes to Financial Statements
PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 800,000 (a) Empresas Publicas de Medellin ESP 4.375% 02/15/31 $ 728,392
950,000 (a) Eskom Holdings SOC Ltd 6.350 08/10/28 969,117
2,225,000 (f) EUSHI Finance Inc 7.625 12/15/54 2,324,678
870,000 Florida Power & Light Co 5.700 03/15/55 870,929
1,050,000 Interstate Power and Light Co 5.600 06/29/35 1,085,670
2,000,000 (a) LONG RIDGE ENERGY LLC 8.750 02/15/32 2,071,564
2,500,000 (f) PG&E Corp 7.375 03/15/55 2,480,961
1,500,000 (a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4.500 07/14/28 1,438,970
1,500,000 (a) Saavi Energia Sarl 8.875 02/10/35 1,590,000
2,035,000 (e),(f) Sempra 4.875 N/A 2,033,965
687,075 (a) Sweihan PV Power Co PJSC2022 1 3.625 01/31/49 570,255
551,554 (a) UEP Penonome II SA2020 1 6.500 10/01/38 494,882
1,700,000 (a),(e),(f) Vistra Corp 8.875 N/A 1,849,238
1,500,000 (a),(h) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,581,957
TOTAL UTILITIES 37,408,413
TOTAL CORPORATE BONDS
(Cost $344,611,771) 348,077,641
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 33.1% –
2,000,000 (a),(b) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
8.478 04/15/34 1,567,750
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
6.113 06/15/35 2,501,448
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
7.363 06/15/35 2,503,883
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.863 06/15/35 1,001,666
257,024 (a),(b) Arroyo Mortgage Trust 2019-3, Series 2019 3 3.416 10/25/48 246,500
3,500,000 (a),(b) BAMLL Trust 2025-ASHF, Series 2025 ASHF, (TSFR1M +
2.350%)
6.714 02/15/42 3,524,028
1,200,000 (b) BANK, Series 2017 BNK5 4.190 06/15/60 1,145,315
700,000 (b) BANK 2017-BNK8, Series 2017 BNK8 4.227 11/15/50 582,778
2,700,000 (b) BANK 2019-BNK18, Series 2019 BN18 4.214 05/15/62 2,291,532
2,000,000 (a) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 1,485,196
2,000,000 (b) BANK5 2024-5YR5 6.539 02/15/29 2,083,012
2,000,000 (b) BBCMS Mortgage Trust 2022-C16, Series 2022 C16 4.600 06/15/55 1,930,040
3,925,000 (a),(b) BBCMS Trust 2015-SRCH, Series 2015 SRCH 5.122 08/10/35 3,697,135
3,000,000 (a),(b) BBCMS Trust 2018-CBM, Series 2018 CBM, (TSFR1M + 1.488%) 6.817 07/15/37 2,862,545
3,400,000 (b) Benchmark 2018-B1 Mortgage Trust, Series 2018 B1 4.343 01/15/51 2,789,587
3,400,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.435 02/15/51 2,582,789
2,500,000 (b) Benchmark 2018-B3 Mortgage Trust, Series 2018 B3 4.553 04/10/51 2,193,912
3,000,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.888 12/15/62 2,099,444
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 2.500 12/15/62 360,373
1,500,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.493 12/15/62 1,249,088
2,500,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3.830 12/15/72 1,990,251
1,750,000 Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4.267 03/15/52 1,683,997
3,600,000 (b) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4.971 03/15/52 3,184,799
1,000,000 (a),(b) Benchmark 2020-IG2 Mortgage Trust, Series 2020 IG2 2.791 09/15/48 837,002
1,000,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3.654 09/15/48 959,116
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3.873 08/15/52 1,621,199
1,500,000 (b) BMO 2024-C9 Mortgage Trust, Series 2024 C9 6.340 07/15/57 1,586,938
2,000,000 (a),(b) BPR 2023-STON Mortgage Trust, Series 2023 STON 7.871 12/05/39 2,081,182
3,000,000 (a),(b) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
5.664 02/15/37 2,688,028
1,753,476 (a),(b) BX Commercial Mortgage Trust 2021-SOAR, Series 2021
SOAR, (LIBOR 1 M + 1.914%)
1.910 06/15/38 1,753,585
2,500,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 4.874%)
9.234 10/15/41 2,516,182
1,500,000 (a),(b) BX Trust 2023-DELC, Series 2023 DELC, (TSFR1M + 3.339%) 7.702 05/15/38 1,514,129

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 3,500,000 (b) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352% 05/15/52 $ 3,007,687
705,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 480,988
2,000,000 (b) CD Mortgage Trust, Series 2017 CD3 3.984 02/10/50 1,368,258
47,867 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/52 47,573
750,000 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 3.603 04/15/52 692,491
567,647 (a),(b) Citigroup Commercial Mortgage Trust 2014-GC23, Series 2014
GC23
4.741 07/10/47 542,777
1,527,979 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3.758 04/10/48 1,472,401
1,690,000 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
4.111 04/10/48 1,539,551
1,900,000 Citigroup Commercial Mortgage Trust 2016-GC37, Series 2016
GC37
4.233 04/10/49 1,872,621
3,500,000 (b) Citigroup Commercial Mortgage Trust 2016-P3, Series 2016 P3 4.271 04/15/49 3,300,027
2,500,000 (b) Citigroup Commercial Mortgage Trust 2017-C4, Series 2017
C4
4.283 10/12/50 2,390,516
2,260,000 (b) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 4.254 09/15/50 1,766,861
1,574,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3.502 08/10/56 1,349,086
850,000 (a),(b) Citigroup Commercial Mortgage Trust 2021-PRM2, Series 2021
PRM2, (TSFR1M + 2.014%)
6.378 10/15/38 845,266
1,511,544 COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 1,467,573
830,745 (b) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.792 02/10/47 804,481
2,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 870,040
2,000,000 (b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.751 06/10/47 1,410,040
2,000,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 1,198,808
1,840,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.885 03/10/48 1,666,804
684,109 (b) COMM 2015-CCRE23 Mortgage Trust, Series 2015 CR23 4.367 05/10/48 665,349
122,774 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4.413 08/10/48 122,305
1,500,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,377,712
500,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4.413 08/10/48 481,760
550,000 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 519,211
3,000,000 (b) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4.670 10/10/48 2,835,286
2,043,000 (b) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4.701 10/10/48 1,969,620
3,500,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4.668 05/10/51 2,968,896
2,500,000 (b) COMM 2019-GC44 Mortgage Trust, Series 2019 GC44 3.625 08/15/57 2,101,792
4,830,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9.848 12/25/41 5,037,082
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
10.348 12/25/41 5,242,989
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 6,418,004
4,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14.823 03/25/42 5,011,203
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 9.500%)
14.837 03/25/42 5,530,056
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
11.348 04/25/42 5,393,711
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 6,828,518
4,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
16.350 06/25/42 4,643,982
3,500,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9.898 01/25/43 3,814,068
3,350,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 7.900%)
12.248 01/25/43 3,764,654
3,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 5.350%)
9.700 05/25/43 3,282,219
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 8.250%)
12.600 05/25/43 5,622,634
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
9.100 06/25/43 5,396,246

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,415,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 6.850%)
11.200% 06/25/43 $ 1,580,041
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 5,288,925
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
10.248 07/25/43 6,495,485
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7.898 10/25/43 6,300,955
3,972,870 (a),(b) CSMC 2021-INV2 Trust, Series 2021 INV2 3.280 11/25/56 3,317,725
1,000,000 (a),(b) CSMC 2021-NQM1, Series 2021 NQM1 2.130 05/25/65 802,850
1,871,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4.251 12/15/49 1,774,773
3,500,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4.422 12/15/49 3,196,338
1,300,000 (a),(b) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 7.296 06/10/37 1,311,906
30,450,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC 0.665 05/10/41 888,019
6,368,442 Fannie Mae Pool, FN MA5165 5.500 10/01/53 6,426,099
12,326,396 Fannie Mae Pool, FN MA5107 5.500 08/01/53 12,425,653
12,789,850 Fannie Mae Pool, FN MA5039 5.500 06/01/53 12,896,786
9,963 (b) Fannie Mae Pool, FN 946228, (LIBOR 12 M + 1.587%) 7.337 09/01/37 10,172
641 (b) Fannie Mae Pool, FN 905597, (LIBOR 12 M + 1.875%) 6.750 12/01/36 660
7,633,911 Fannie Mae Pool, FN MA4919 5.500 02/01/53 7,711,093
137,310 (b) Fannie Mae REMICS, Series 2013 98, (SOFR30A + 5.836%),
(I/O)
1.487 09/25/43 14,655
76,640 (a),(b) Flagstar Mortgage Trust 2017-2, Series 2017 2 3.977 10/25/47 70,223
1,798,699 (a),(b) Flagstar Mortgage Trust 2021-11INV, Series 2021 11IN 3.449 11/25/51 1,461,685
11,173,637 (b) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.305 07/25/41 988,308
1,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2020-DNA6, Series 2020
DNA6, (SOFR30A + 3.000%)
7.348 12/25/50 1,068,956
5,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021
DNA6, (SOFR30A + 7.500%)
11.848 10/25/41 5,295,380
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
11.448 01/25/42 6,380,975
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 6,528,065
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 6,658,136
2,605,667 (b) Government National Mortgage Association, Series 2023 111,
(SOFR30A + 23.205%)
6.259 08/20/53 2,893,529
1,614,076 (b) Government National Mortgage Association, Series 2023 96,
(SOFR30A + 26.100%)
7.199 07/20/53 1,765,255
1,081,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (LIBOR 1 M + 1.497%)
3.449 07/15/31 341,401
1,500,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
6.261 07/15/31 212,342
1,000,000 (b) GS Mortgage Securities Trust 2016-GS3, Series 2016 GS3 4.100 10/10/49 947,566
2,260,000 (b) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 4.035 11/10/49 2,045,957
1,500,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 1,314,569
6,000,000 (b) GS Mortgage Securities Trust 2018-GS9, Series 2018 GS9 4.489 03/10/51 5,259,403
1,425,000 (b) GS Mortgage Securities Trust 2019-GC38, Series 2019 GC38 4.158 02/10/52 1,381,142
1,000,000 GS Mortgage Securities Trust 2020-GSA2, Series 2020 GSA2 2.012 12/12/53 881,182
4,450 (a),(b) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, Series
2019 PJ2
4.000 11/25/49 4,215
92,504 (a),(b) GS Mortgage-Backed Securities Corp Trust 2019-PJ2, Series
2019 PJ2
4.000 11/25/49 87,623
6,307,599 (a),(b) GS Mortgage-Backed Securities Trust 2022-PJ1, Series 2022
PJ1
2.829 05/28/52 5,198,524
3,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5.644 02/05/45 3,093,192
2,000,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 7.324 05/10/39 2,040,722
1,500,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6.023 07/13/42 1,531,821
334,556 (b) Impac Secured Assets CMN Owner Trust, Series 2000 3 8.000 10/25/30 312,714
203,330 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 2.051 10/25/55 193,467
2,000,000 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 3.531 10/25/55 1,863,532
311,011 (a),(b) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 1.617 06/25/56 276,817

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 450,000 (a),(b) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 2.383% 06/25/56 $ 342,615
2,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 7.969 06/10/42 2,039,895
2,440,699 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 2.858%)
7.918 04/15/37 2,335,974
4,634,713 (a),(b) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3.658 09/25/52 3,940,184
134,194 (b) JP Morgan Alternative Loan Trust 2007-S1, Series 2007 S1,
(TSFR1M + 0.674%)
4.997 04/25/47 129,186
2,000,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.065 01/16/37 1,620,019
1,318,813 (a),(b) JP Morgan Mortgage Trust 2020-INV1, Series 2020 INV1 4.186 08/25/50 1,152,601
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4.728 08/15/48 1,423,473
2,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4.728 08/15/48 1,986,074
3,750,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2015-C33,
Series 2015 C33
4.136 12/15/48 3,427,946
1,400,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.348 03/17/49 1,232,999
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.848 03/17/49 1,450,902
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
3.848 07/15/50 1,741,645
1,400,000 (a),(b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4.570 09/15/50 900,284
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
3.820 09/15/50 1,705,743
190,000 (a) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, Series 2013 GCP
3.985 02/15/36 180,910
3,015,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6.733 11/05/39 3,018,041
34,356,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC, (I/O) 0.235 02/10/42 200,641
2,765,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3.524 07/15/52 2,627,708
2,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 1,411,800
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.943%)
7.773 03/15/39 999,149
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7.943 07/15/36 1,097,276
1,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8.693 07/15/36 1,014,305
61,363 (a),(b) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5.276 08/25/55 61,077
3,200,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 7.203 08/15/29 3,195,446
1,150,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2.516 09/15/54 1,059,165
2,400,000 (a),(b) OPEN Trust 2023-AIR, Series 2023 AIR, (TSFR1M + 5.236%) 9.599 11/15/40 2,409,783
2,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
5.358 07/15/38 1,878,905
9,289 (a),(b) Sequoia Mortgage Trust 2018-7, Series 2018 7 4.000 09/25/48 8,852
4,946 (a),(b) Sequoia Mortgage Trust 2019-2, Series 2019 2 4.000 06/25/49 4,701
40,180,000 (a),(b) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0.258 07/15/41 483,289
1,155,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 976,821
1,831,354 (a),(b) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
8.313 02/15/39 1,835,596
2,140,000 (a),(b) SREIT Trust 2021-PALM, Series 2021 PALM, (TSFR1M + 1.524%) 5.887 10/15/34 2,135,009
2,000,000 (a),(b) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 7.602 06/15/39 2,003,000
2,511,000 UBS Commercial Mortgage Trust 2017-C1, Series 2017 C1 4.036 06/15/50 2,380,778
5,100,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 5.044 06/15/51 4,741,271
2,500,000 (b) UBS Commercial Mortgage Trust 2018-C8, Series 2018 C8 4.838 02/15/51 2,307,860
2,000,000 (a),(b) Verus Securitization Trust 2021-8, Series 2021 8 3.288 11/25/66 1,570,511
26,925 (b) Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, Series 2004 RA3
5.509 08/25/38 26,832
2,000,000 (b) Wells Fargo Commercial Mortgage Trust 2015-P2, Series 2015
P2
4.818 12/15/48 1,974,704
1,765,000 (b) Wells Fargo Commercial Mortgage Trust 2016-C36, Series
2016 C36
4.249 11/15/59 1,552,114

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6.258% 12/15/34 $ 2,234,995
3,000,000 (b) Wells Fargo Commercial Mortgage Trust 2024-C63, Series
2024 C63
5.820 08/15/57 3,110,406
1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.941%)
7.304 07/15/37 1,506,082
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6.850 08/15/42 2,406,301
2,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-DWHP, Series
2025 DWHP, (TSFR1M + 3.340%)
7.703 04/15/38 2,500,875
919,520 (a),(b) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
Series 2021 INV1
3.308 08/25/51 776,418
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $387,558,044) 377,894,572
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
91336247 SOVEREIGN DEBT - 8.0% 91336247
ANGOLA - 0.2%
2,150,000 (a) Angolan Government International Bond 8.750 04/14/32 1,986,381
TOTAL ANGOLA 1,986,381
ARGENTINA - 0.1%
2,325,000 Argentine Republic Government International Bond 4.125 07/09/35 1,476,956
TOTAL ARGENTINA 1,476,956
AZERBAIJAN - 0.1%
1,700,000 (a) Republic of Azerbaijan International Bond 3.500 09/01/32 1,573,319
TOTAL AZERBAIJAN 1,573,319
BAHRAIN - 0.0%
500,000 (a) Bahrain Government International Bond 6.000 09/19/44 437,779
TOTAL BAHRAIN 437,779
BARBADOS - 0.2%
2,250,000 (a) Barbados Government International Bond 8.000 06/26/35 2,263,140
TOTAL BARBADOS 2,263,140
BENIN - 0.1%
1,550,000 (a) Benin Government International Bond 7.960 02/13/38 1,527,321
TOTAL BENIN 1,527,321
BRAZIL - 0.2%
1,145,000 Brazilian Government International Bond 6.000 10/20/33 1,151,240
1,250,000 Brazilian Government International Bond 7.125 05/13/54 1,215,037
TOTAL BRAZIL 2,366,277
CHILE - 0.4%
EUR 800,000 Chile Government International Bond 3.750 01/14/32 958,048
EUR 530,000 Chile Government International Bond 3.800 07/01/35 621,418
2,150,000 Chile Government International Bond 3.100 05/07/41 1,601,535
TOTAL CHILE 3,181,001
COLOMBIA - 0.2%
3,200,000 Colombia Government International Bond 5.000 06/15/45 2,333,408
459,000 Colombia Government International Bond 5.200 05/15/49 336,071
TOTAL COLOMBIA 2,669,479
COSTA RICA - 0.1%
905,000 (a) Costa Rica Government International Bond 5.625 04/30/43 822,645
TOTAL COSTA RICA 822,645
COTE D'IVOIRE - 0.4%
1,725,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 1,598,817
621,254 (a) Ivory Coast Government International Bond 5.750 12/31/32 603,536
1,625,000 (a) Ivory Coast Government International Bond 8.250 01/30/37 1,618,531
TOTAL COTE D'IVOIRE 3,820,884

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DOMINICAN REPUBLIC - 0.3%
$ 1,525,000 (a) Dominican Republic International Bond 4.500% 01/30/30 $ 1,475,514
2,225,000 (a) Dominican Republic International Bond 6.950 03/15/37 2,319,674
TOTAL DOMINICAN REPUBLIC 3,795,188
ECUADOR - 0.0%
380,000 (a) Ecuador Government International Bond 5.000 07/31/30 340,347
TOTAL ECUADOR 340,347
EGYPT - 0.3%
1,500,000 (a) Egypt Government International Bond 8.625 02/04/30 1,544,458
2,250,000 (a) Egypt Government International Bond 8.500 01/31/47 1,870,661
TOTAL EGYPT 3,415,119
GHANA - 0.1%
157,300 (a) Ghana Government International Bond 5.000 07/03/29 150,990
1,651,200 (a) Ghana Government International Bond 5.000 07/03/35 1,356,342
TOTAL GHANA 1,507,332
GUATEMALA - 0.2%
1,475,000 (a) Guatemala Government Bond 6.600 06/13/36 1,541,375
750,000 (a) Guatemala Government Bond 6.250 08/15/36 769,215
TOTAL GUATEMALA 2,310,590
HONDURAS - 0.2%
1,675,000 (a) Honduras Government International Bond 5.625 06/24/30 1,607,163
TOTAL HONDURAS 1,607,163
HUNGARY - 0.5%
1,650,000 Hungary Government International Bond 7.625 03/29/41 1,906,178
1,600,000 (a) Hungary Government International Bond 5.500 03/26/36 1,575,589
1,500,000 (a) Hungary Government International Bond 5.375 09/26/30 1,535,756
1,300,000 (a) Magyar Export-Import Bank Zrt 6.125 12/04/27 1,342,819
TOTAL HUNGARY 6,360,342
INDONESIA - 0.1%
1,475,000 Indonesia Government International Bond 5.250 01/15/30 1,533,963
TOTAL INDONESIA 1,533,963
IRAQ - 0.1%
942,187 (a) Iraq International Bond 5.800 01/15/28 934,398
TOTAL IRAQ 934,398
ISRAEL - 0.1%
1,675,000 Israel Government International Bond 5.750 03/12/54 1,548,085
TOTAL ISRAEL 1,548,085
JORDAN - 0.2%
600,000 (a) Jordan Government International Bond 7.375 10/10/47 556,338
600,000 (a) Jordan Government International Bond 5.850 07/07/30 594,097
TOTAL JORDAN 1,150,435
KAZAKHSTAN - 0.1%
1,500,000 (a) Kazakhstan Government International Bond 5.500 07/01/37 1,524,043
TOTAL KAZAKHSTAN 1,524,043
MEXICO - 0.7%
1,966,000 Mexico Government International Bond 4.750 03/08/44 1,560,512
1,000,000 Mexico Government International Bond 4.750 04/27/32 964,500
3,325,000 Mexico Government International Bond 4.280 08/14/41 2,600,150
1,975,000 Mexico Government International Bond 6.400 05/07/54 1,830,233
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,363,050
TOTAL MEXICO 8,318,445
MOROCCO - 0.1%
850,000 (a) Morocco Government International Bond 5.500 12/11/42 783,173
TOTAL MOROCCO 783,173
NIGERIA - 0.2%
2,150,000 (a) Nigeria Government International Bond 10.375 12/09/34 2,359,839
TOTAL NIGERIA 2,359,839
OMAN - 0.2%
2,050,000 (a) Oman Government International Bond 6.500 03/08/47 2,154,985
TOTAL OMAN 2,154,985

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA - 0.2%
$ 1,450,000 Panama Government International Bond 8.000% 03/01/38 $ 1,600,220
TOTAL PANAMA 1,600,220
PARAGUAY - 0.2%
1,625,000 (a) Paraguay Government International Bond 5.600 03/13/48 1,475,939
1,425,000 (a) Paraguay Government International Bond 6.000 02/09/36 1,479,007
TOTAL PARAGUAY 2,954,946
PERU - 0.3%
2,000,000 Peruvian Government International Bond 3.300 03/11/41 1,515,700
1,755,000 Peruvian Government International Bond 5.875 08/08/54 1,707,615
TOTAL PERU 3,223,315
PHILIPPINES - 0.1%
1,225,000 Philippine Government International Bond 4.200 03/29/47 1,025,082
TOTAL PHILIPPINES 1,025,082
POLAND - 0.2%
1,555,000 Republic of Poland Government International Bond 5.500 04/04/53 1,458,572
1,475,000 Republic of Poland Government International Bond 5.375 02/12/35 1,508,556
TOTAL POLAND 2,967,128
REPUBLIC OF SERBIA - 0.2%
1,500,000 (a) Serbia International Bond 6.500 09/26/33 1,598,460
TOTAL REPUBLIC OF SERBIA 1,598,460
ROMANIA - 0.3%
1,370,000 (a) Romanian Government International Bond 6.125 01/22/44 1,253,569
450,000 (a) Romanian Government International Bond 7.625 01/17/53 469,429
1,100,000 (a) Romanian Government International Bond 5.750 03/24/35 1,043,616
TOTAL ROMANIA 2,766,614
RWANDA - 0.1%
1,375,000 (a) Rwanda International Government Bond 5.500 08/09/31 1,207,510
TOTAL RWANDA 1,207,510
SAUDI ARABIA - 0.2%
2,065,000 (a) Saudi Government International Bond 3.750 01/21/55 1,425,681
1,500,000 (a) Saudi Government International Bond 5.625 01/13/35 1,578,116
TOTAL SAUDI ARABIA 3,003,797
SENEGAL - 0.1%
1,600,000 (a) Senegal Government International Bond 6.250 05/23/33 1,187,480
700,000 (a) Senegal Government International Bond 6.750 03/13/48 444,788
TOTAL SENEGAL 1,632,268
SOUTH AFRICA - 0.2%
1,900,000 Republic of South Africa Government International Bond 5.375 07/24/44 1,466,785
1,575,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,439,252
TOTAL SOUTH AFRICA 2,906,037
TURKEY - 0.3%
EUR 850,000 Turkiye Government International Bond 5.200 08/17/31 1,004,192
1,950,000 Turkiye Government International Bond 7.125 02/12/32 1,999,695
TOTAL TURKEY 3,003,887
UKRAINE - 0.0%
55,000 (a) Ukraine Government International Bond 1.750 02/01/29 35,613
73,658 (a) Ukraine Government International Bond 0.000 02/01/35 38,118
15,548 (a) Ukraine Government International Bond 0.000 02/01/36 8,007
TOTAL UKRAINE 81,738
UZBEKISTAN - 0.2%
1,600,000 (a) Republic of Uzbekistan International Bond 5.375 02/20/29 1,596,616
TOTAL UZBEKISTAN 1,596,616
TOTAL SOVEREIGN DEBT
(Cost $92,388,907) 91,336,247
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
73640508 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4% 73640508
4,000,000 United States Treasury Note/Bond 4.750 02/15/45 3,940,625
25,000,000 United States Treasury Note/Bond 5.000 05/15/45 25,417,969

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 12,000,000 United States Treasury Note/Bond 4.750% 08/15/55 $ 11,677,500
2,000,000 United States Treasury Note/Bond 3.875 07/31/30 2,016,094
16,000,000 United States Treasury Note/Bond 3.875 07/31/27 16,066,250
4,000,000 United States Treasury Note/Bond 4.250 08/15/35 4,008,125
10,500,000 United States Treasury Note/Bond 3.625 08/15/28 10,513,945
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $73,451,119) 73,640,508
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
87538297 VARIABLE RATE SENIOR LOAN INTERESTS - 7.6% 87538297
CAPITAL GOODS - 1.1%
2,493,750 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 3.000%) 7.316 01/27/32 2,499,461
3,640,000 (b) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6.566 07/09/32 3,652,522
2,000,000 (b),(i) Chariot Buyer LLC, (TBD) TBD TBD 2,003,250
258,621 (b),(j) Kaman Corporation, Delayed Draw Term Loan, (TSFR3M +
1.875%)
4.039 02/26/32 259,430
2,741,379 (b) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.750%)
6.871 02/26/32 2,749,960
549,667 (b) QXO Inc, Term Loan B, (TSFR3M + 3.000%) 7.296 04/30/32 555,191
1,473,918 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 7.073 08/01/30 1,477,912
TOTAL CAPITAL GOODS 13,197,726
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
5,000,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR3M + 3.250%) 7.590 08/20/32 5,023,000
3,000,000 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.824 03/03/32 3,001,875
997,500 (b) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8.180 03/27/28 1,005,919
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,030,794
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
2,502,621 (b) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.757 04/23/31 2,503,410
2,247,384 (b) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.816 01/30/31 2,245,563
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,748,973
CONSUMER DURABLES & APPAREL - 0.2%
1,500,000 (b) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
3.000%)
7.351 07/31/28 1,502,310
428,894 (b) Weber-Stephen Products LLC, Term Loan B, (TSFR1M +
3.250%)
7.680 10/29/27 428,587
TOTAL CONSUMER DURABLES & APPAREL 1,930,897
CONSUMER SERVICES - 0.3%
992,201 (b) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6.816 05/31/30 995,306
2,333,841 (b) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR6M +
2.750%)
7.016 10/31/29 2,336,268
TOTAL CONSUMER SERVICES 3,331,574
FOOD, BEVERAGE & TOBACCO - 0.1%
88,376 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
11.198 09/30/30 86,498
16,844 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
11.198 09/30/30 17,160
120,690 (b),(j) Sauer Brands Inc, Delayed Draw Term Loan, (TSFR3M +
1.625%)
1.625 02/19/32 121,459
1,279,310 (b) Sauer Brands Inc, Term Loan B, (TSFR1M + 3.000%) 7.316 02/19/32 1,287,466
TOTAL FOOD, BEVERAGE & TOBACCO 1,512,583
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,860,000 (b) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8.566 01/15/31 1,864,985
1,925,182 (b) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.816 11/15/28 1,929,195
990,012 (b) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6.816 02/21/31 992,156
839,375 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.816 12/19/30 841,377
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,627,713

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.7%
$ 1,994,987 (b) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 7.316% 11/06/30 $ 1,996,553
3,000,000 (b),(i) Alera Group, Inc., Term Loan, (TBD) TBD TBD 3,015,765
1,243,750 (b) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 6.566 01/30/32 1,244,708
3,000,000 (b) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8.566 09/19/30 2,971,875
2,496,094 (b),(k) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7.680 07/30/27 2,498,066
3,633,325 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 7.066 06/16/31 3,635,705
1,989,975 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.816 07/31/31 1,997,646
1,595,081 (b) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
7.046 05/06/31 1,599,571
TOTAL INSURANCE 18,959,889
MATERIALS - 0.7%
1,500,000 (b) Charter NEX US, Inc., Term Loan B1, (TSFR1M + 2.750%) 7.107 12/02/30 1,508,025
3,441,350 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7.491 04/13/29 3,442,125
478,481 (b) Plaze, Inc., Term Loan B, (TSFR1M + 3.500%) 7.930 08/03/26 436,987
3,220,017 (b) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 8.256 09/15/28 3,226,457
TOTAL MATERIALS 8,613,594
MEDIA & ENTERTAINMENT - 0.3%
3,197,775 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
7.256 02/10/31 3,218,960
TOTAL MEDIA & ENTERTAINMENT 3,218,960
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
682,478 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.566 05/05/28 685,037
1,512,645 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.573 05/19/31 1,479,874
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,164,911
SOFTWARE & SERVICES - 1.1%
905,456 (b) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.296 01/31/31 907,493
2,493,750 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.199 07/30/31 2,493,501
2,384,903 (b) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 7.104 05/01/31 2,387,896
1,995,000 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7.570 10/09/31 2,001,863
480,000 (b) IGT Holding IV AB, Term Loan B5, (TSFR3M + 3.500%) 7.796 08/04/31 484,502
3,491,250 (b) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 7.058 12/08/31 3,485,245
1,087,678 (b) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6.810 02/10/31 1,088,407
TOTAL SOFTWARE & SERVICES 12,848,907
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,100,000 (b) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 9.066 12/17/29 1,121,483
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,121,483
TRANSPORTATION - 0.0%
48,294 (b) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.075 10/20/27 48,524
TOTAL TRANSPORTATION 48,524
UTILITIES - 0.1%
1,176,744 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.733 05/17/30 1,181,769
TOTAL UTILITIES 1,181,769
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $87,279,031) 87,538,297
TOTAL LONG-TERM INVESTMENTS
(Cost $1,121,917,922) 1,115,438,939
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
13,304,127 (l) State Street Navigator Securities Lending Government Money
Market Portfolio
4.310 (m) 13,304,127
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $13,304,127) 13,304,127

Portfolio of Investments August 31, 2025
(continued)
Strategic Income

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.0%
23053216 REPURCHASE AGREEMENTS - 2.0% 23053216
$ 18,900,000 (n) Fixed Income Clearing Corporation 4.260% 09/02/25 $ 18,900,000
4,153,216 (o) Fixed Income Clearing Corporation 1.360 09/02/25 4,153,216
TOTAL REPURCHASE AGREEMENTS
(Cost $23,053,216) 23,053,216
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,053,216) 23,053,216
TOTAL INVESTMENTS - 100.8%
(Cost $1,158,275,265) 1,151,796,282
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (9,571,091)
NET ASSETS - 100% $ 1,142,225,191
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $574,488,731 or 49.9% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(e) Perpetual security. Maturity date is not applicable.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
8.6% of Total Investments.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.8% of Total Investments.
(h) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,857,885.
(i) When-issued or delayed delivery security.
(j) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(k) Portion of investment purchased on a delayed delivery basis.
(l) Investments made with cash collateral received from securities on loan.
(m) The rate shown is the one-day yield as of the end of the reporting period.
(n) Agreement with Fixed Income Clearing Corporation, 4.260% dated 8/29/25 to be repurchased at $18,908,946 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 5/15/28, valued at $19,278,080.
(o) Agreement with Fixed Income Clearing Corporation, 1.360% dated 8/29/25 to be repurchased at $4,153,844 on 9/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 11/15/32, valued at $4,236,352.

See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Long Bond 375 12/25 $ 42,631,636 $ 42,843,750 $ 212,114
U.S. Treasury Ultra Bond 150 12/25 17,538,596 17,484,375 (54,221)
Total $60,170,232 $60,328,125 $157,893
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 5,284,461 EUR 4,480,507
Morgan Stanley Capital Services
LLC 10/10/25 $ 30,284
$ 999,256 EUR 849,898 Toronto Dominion Bank 10/10/25 2,602
Total         $32,886
Total unrealized appreciation on forward foreign currency contracts         $32,886
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX-NAHYS44V1-5Y 5.000% – % Quarterly 6/20/30 $ 10,000,000 $ (821,735) $ (733,428) $ (88,307)
Total
$ 10,000,000 $ (821,735)
$(733,428) $ (88,307)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Statement of Assets and Liabilities
See Notes to Financial Statements

August 31, 2025 Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
ASSETS
Long-term investments, at value
†‡
$ 216,723,482 $ 817,592,071 $ 1,569,923,627 $ 588,313,301 $ 5,349,669,821 $ 1,115,438,939
Investments purchased with collateral from
securities lending, at value (cost approximates
value) 9,301,923 12,803,252 10,475,121 30,684,351 91,596,475 13,304,127
Short-term investments, at value
◊
16,956,220 10,024,097 58,694,461 6,235,829 1,200,000 23,053,216
Cash 1,190,428 19,342 – – 61,746 951,471
Cash denominated in foreign currencies
^
32 – – – – 14
Cash collateral at broker for investments in futures
contracts
(1)
200,051 – – – 8,954,987 2,160,036
Cash collateral at broker for investments in swap
contracts
(1)
– – – – – 482,355
Unrealized appreciation on forward foreign
currency contracts 3,262 – – – – 32,886
Receivables:
Dividends 12,250 516,900 2,920 – 1,849,429 –
Interest 3,008,071 11,130,589 11,792,825 10,600,080 73,973,529 9,769,490
Investments sold 860,000 – 3,774,421 4,627,618 – 3,877,527
Reclaims – 86,910 – 3,045 22,317 –
Reimbursement from Adviser – 48,388 – 29,051 – 71,159
Shares sold 1,134,053 155,728 1,348,139 195,286 4,438,739 1,324,915
Variation margin on swaps contracts – – – – – 5,798
Other 39,352 85,926 157,945 83,886 292,834 76,447
Total assets 249,429,124 852,463,203 1,656,169,459 640,772,447 5,532,059,877 1,170,548,380
LIABILITIES
Cash overdraft denominated in foreign currencies
*
– – – 1,354 – –
Payables:
Management fees 101,021 484,248 774,972 307,967 2,936,506 466,295
Collateral from securities lending 9,301,923 12,803,252 10,475,121 30,684,351 91,596,475 13,304,127
Dividends 20,132 82,304 1,310,158 108,941 3,813,216 698,839
Interest 247 256 41,655 1,626 11,874 213
Investments purchased - regular settlement 2,061,957 – 2,375,301 1,995,000 106,362 3,760,845
Investments purchased - when-issued/delayed-
delivery settlement 4,911,985 – 36,462,473 – – 7,519,375
Shares redeemed 272,289 1,526,639 3,809,833 1,773,824 13,227,560 1,359,588
Unfunded senior loans – – 2,070,243 – – 354,483
Variation margin on futures contracts 1,250 – – – 983,781 342,188
Accrued expenses:
Custodian fees 31,360 59,689 248,401 66,820 231,439 98,214
Directors/Trustees fees 18,074 43,360 75,292 33,745 200,561 45,203
Professional fees 43,923 48,983 53,740 49,133 72,341 49,846
Shareholder reporting expenses 14,329 27,664 36,563 43,940 113,472 32,594
Shareholder servicing agent fees 36,384 158,720 265,750 400,113 880,528 202,622
12b-1 distribution and service fees 15,431 110,932 85,785 22,156 194,458 48,451
Other 23,103 535 181,957 1,730 29,758 40,306
Total liabilities 16,853,408 15,346,582 58,267,244 35,490,700 114,398,331 28,323,189
Net assets $ 232,575,716 $ 837,116,621 $ 1,597,902,215 $ 605,281,747 $ 5,417,661,546 $ 1,142,225,191
NET ASSETS CONSIST OF:
Paid-in capital $ 371,149,895 $ 1,069,101,005 $ 1,924,876,405 $ 815,415,261 $ 5,919,864,456 $ 1,255,135,431
Total distributable earnings (loss) (138,574,179) (231,984,384) (326,974,190) (210,133,514) (502,202,910) (112,910,240)
Net assets $ 232,575,716 $ 837,116,621 $ 1,597,902,215 $ 605,281,747 $ 5,417,661,546 $ 1,142,225,191
†
   Long-term investments, cost $ 213,891,186 $ 789,116,879 $ 1,579,748,067 $ 576,617,258 $ 5,388,116,360 $ 1,121,917,922
◊
   Short-term investments, cost $ 16,956,220 $ 10,024,097 $ 58,694,461 $ 6,235,829 $ 1,200,000 $ 23,053,216
‡ Includes securities loaned of $ 8,967,812 $ 12,365,857 $ 10,164,871 $ 29,452,227 $ 87,619,914 $ 12,857,885
^
   Cash denominated in foreign currencies, cost $ 32 $ – $ – $ – $ – $ 14
*
   Cash overdraft denominated in foreign
currencies, cost $ – $ – $ – $ 1,248 $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Credit Income Flexible Income
Floating Rate
Income
High Yield
Income
Preferred
Securities and
Income Strategic Income
CLASS A:
Net assets $ 47,766,449 $ 170,489,141 $ 213,718,666 $ 59,354,038 $ 463,327,470 $ 144,931,445
Shares outstanding 7,148,872 8,843,264 11,871,783 3,321,457 29,089,972 14,590,295
Net asset value ("NAV") per share $ 6.68 $ 19.28 $ 18.00 $ 17.87 $ 15.93 $ 9.93
Maximum sales charge 4.75% 4.75% 3.00% 4.75% 4.75% 4.25%
Offering price per share (NAV per share plus
maximum sales charge) $ 7.01 $ 20.24 $ 18.56 $ 18.76 $ 16.72 $ 10.37
CLASS C:
Net assets $ 6,372,597 $ 87,597,873 $ 47,085,111 $ 11,247,831 $ 113,220,255 $ 21,433,840
Shares outstanding 955,251 4,551,939 2,615,082 629,985 7,103,238 2,168,365
NAV and offering price per share $ 6.67 $ 19.24 $ 18.01 $ 17.85 $ 15.94 $ 9.88
CLASS R6:
Net assets $ — $ 14,522,660 $ 276,318,615 $ 19,778,823 $ 857,655,522 $ 304,223,469
Shares outstanding — 747,924 15,266,356 1,099,530 53,661,155 30,522,904
NAV and offering price per share $ — $ 19.42 $ 18.10 $ 17.99 $ 15.98 $ 9.97
CLASS I:
Net assets $ 178,436,670 $ 564,506,947 $ 1,060,779,823 $ 514,901,055 $ 3,983,458,299 $ 671,636,437
Shares outstanding 26,654,405 29,245,233 58,863,719 28,777,098 249,819,209 67,625,227
NAV and offering price per share $ 6.69 $ 19.30 $ 18.02 $ 17.89 $ 15.95 $ 9.93
Authorized shares - per class 2 billion Unlimited Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.0001
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
See Notes to Financial Statements

Year Ended August 31, 2025 Credit Income Flexible Income
Floating Rate
Income High Yield Income
INVESTMENT INCOME
Affiliated income $ — $ 41,758 $ — $ —
Dividends 64,823 9,273,853 3,262,980 1,038,409
Interest 10,821,829 43,160,871 127,230,307 52,432,454
Securities lending income, net 89,507 147,951 64,653 630,868
Tax withheld (3,735) (12,781) — —
Total investment income 10,972,424 52,611,652 130,557,940 54,101,731
EXPENSES
– – – –
Management fees 726,074 6,333,075 8,846,534 3,856,580
12b-1 service fees - Class A 121,590 434,819 548,318 148,804
12b-1 distribution and service fees - Class C 61,032 1,011,131 489,684 122,297
Shareholder servicing agent fees - Class A 42,733 115,910 162,727 99,887
Shareholder servicing agent fees - Class C 5,366 65,512 36,115 20,399
Shareholder servicing agent fees - Class R6 — 546 8,464 786
Shareholder servicing agent fees - Class I 64,965 415,538 769,821 934,649
Interest expense 6,294 6,420 360,317 25,370
Directors/Trustees fees 5,152 35,154 58,224 24,884
Custodian expenses 45,083 86,896 385,263 106,024
Registration fees 60,773 80,405 115,603 76,035
Professional fees 57,012 63,286 74,782 69,509
Shareholder reporting expenses 48,478 62,087 79,170 136,749
Other 12,346 12,471 31,129 16,637
Total expenses before fee waiver/expense reimbursement 1,256,898 8,723,250 11,966,151 5,638,610
Fee waiver/expense reimbursement (146,062) (708,476) — (476,928)
Net expenses 1,110,836 8,014,774 11,966,151 5,161,682
Net investment income (loss) 9,861,588 44,596,878 118,591,789 48,940,049
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (853,871) (6,996,126) (21,341,786) (425,245)
Futures contracts (106,535) — — —
Swap contracts — — — 122,874
Foreign currency transactions (13,976) — — —
Net realized gain (loss) (974,382) (6,996,126) (21,341,786) (302,371)
Change in unrealized appreciation (depreciation) on:
Investments 2,905,998 23,544,646 7,081,172 (753,783)
Forward foreign currency contracts 3,262 — — —
Futures contracts 120,370 — — —
Foreign currency translations 186 — — (75)
Net change in unrealized appreciation (depreciation) 3,029,816 23,544,646 7,081,172 (753,858)
Net realized and unrealized gain (loss) 2,055,434 16,548,520 (14,260,614) (1,056,229)
Net increase (decrease) in net assets from operations $ 11,917,022 $ 61,145,398 $ 104,331,175 $ 47,883,820

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended August 31, 2025
Preferred Securities
and Income Strategic Income
INVESTMENT INCOME
Dividends $ 36,912,938 $ 23,188
Interest 291,336,477 67,853,964
Securities lending income, net 660,751 181,393
Tax withheld — (24,025)
Total investment income 328,910,166 68,034,520
EXPENSES
– –
Management fees 31,977,228 5,018,415
12b-1 service fees - Class A 1,120,476 356,432
12b-1 distribution and service fees - Class C 1,220,796 191,394
Shareholder servicing agent fees - Class A 322,844 120,669
Shareholder servicing agent fees - Class C 85,641 16,837
Shareholder servicing agent fees - Class R6 22,674 17,670
Shareholder servicing agent fees - Class I 2,715,025 510,244
Interest expense 239,173 5,799
Directors/Trustees fees 189,235 39,456
Custodian expenses 351,923 136,975
Registration fees 186,761 101,268
Professional fees 117,438 63,712
Shareholder reporting expenses 224,060 81,522
Other 6,963 18,506
Total expenses before fee waiver/expense reimbursement 38,780,237 6,678,899
Fee waiver/expense reimbursement — (758,432)
Net expenses 38,780,237 5,920,467
Net investment income (loss) 290,129,929 62,114,053
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 12,367,016 (7,193,449)
Futures contracts (23,628,333) (5,315,700)
Swap contracts — 58,247
Foreign currency transactions (17) (112,401)
Net realized gain (loss) (11,261,334) (12,563,303)
Change in unrealized appreciation (depreciation) on:
Investments 112,893,225 12,225,576
Forward foreign currency contracts — 32,886
Futures contracts 5,829,632 755,619
Swap contracts — (88,307)
Foreign currency translations (17) 1,404
Net change in unrealized appreciation (depreciation) 118,722,840 12,927,178
Net realized and unrealized gain (loss) 107,461,506 363,875
Net increase (decrease) in net assets from operations $ 397,591,435 $ 62,477,928

Statement of Changes in Net Assets
See Notes to Financial Statements

Credit Income Flexible Income
Year Ended
8/31/25
Year Ended
8/31/24
Year Ended
8/31/25
Year Ended
8/31/24
OPERATIONS
Net investment income (loss) $ 9,861,588 $ 7,321,561 $ 44,596,878 $ 52,276,725
Net realized gain (loss) (974,382) (413,832) (6,996,126) (49,059,553)
Net change in unrealized appreciation (depreciation) 3,029,816 4,310,914 23,544,646 101,070,773
Net increase (decrease) in net assets from operations 11,917,022 11,218,643 61,145,398 104,287,945
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,154,447) (3,822,374) (5,956,884) (6,367,223)
Class C (473,436) (428,850) (2,687,594) (3,616,429)
Class R6 — — (531,919) (562,593)
Class I (6,588,592) (2,324,305) (23,469,161) (28,194,294)
Return of Capital:
Class A — — (2,730,505) (3,165,640)
Class C — — (1,588,514) (2,300,779)
Class R6 — — (222,053) (253,401)
Class I — — (10,028,362) (13,021,895)
Total distributions (11,216,475) (6,575,529) (47,214,992) (57,482,254)
FUND SHARE TRANSACTIONS
Subscriptions 193,160,478 37,553,006 104,920,773 177,062,947
Reinvestments of distributions 10,919,283 6,281,220 45,727,811 54,888,232
Redemptions (59,859,310) (41,171,264) (362,826,418) (432,934,498)
Net increase (decrease) from Fund share transactions 144,220,451 2,662,962 (212,177,834) (200,983,319)
Net increase (decrease) in net assets 144,920,998 7,306,076 (198,247,428) (154,177,628)
Net assets at the beginning of period 87,654,718 80,348,642 1,035,364,049 1,189,541,677
Net assets at the end of period $ 232,575,716 $ 87,654,718 $ 837,116,621 $ 1,035,364,049

See Notes to Financial Statements

Floating Rate Income High Yield Income
Year Ended
8/31/25
Year Ended
8/31/24
Year Ended
8/31/25
Year Ended
8/31/24
OPERATIONS
Net investment income (loss) $ 118,591,789 $ 132,363,519 $ 48,940,049 $ 43,406,139
Net realized gain (loss) (21,341,786) 215,043 (302,371) 5,707,310
Net change in unrealized appreciation (depreciation) 7,081,172 24,901,300 (753,858) 22,326,292
Net increase (decrease) in net assets from operations 104,331,175 157,479,862 47,883,820 71,439,741
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (16,923,196) (18,833,686) (4,483,363) (3,908,135)
Class C (3,407,278) (4,126,036) (831,810) (796,402)
Class R6 (20,081,086) (25,603,934) (1,899,960) (1,547,013)
Class I (81,903,164) (93,983,573) (43,761,517) (37,160,207)
Total distributions (122,314,724) (142,547,229) (50,976,650) (43,411,757)
FUND SHARE TRANSACTIONS
Subscriptions 778,530,046 579,282,071 149,518,668 193,087,475
Reinvestments of distributions 108,808,189 127,062,716 49,256,021 42,067,758
Redemptions (793,925,225) (739,248,278) (252,179,134) (109,692,325)
Net increase (decrease) from Fund share transactions 93,413,010 (32,903,491) (53,404,445) 125,462,908
Net increase (decrease) in net assets 75,429,461 (17,970,858) (56,497,275) 153,490,892
Net assets at the beginning of period 1,522,472,754 1,540,443,612 661,779,022 508,288,130
Net assets at the end of period $ 1,597,902,215 $ 1,522,472,754 $ 605,281,747 $ 661,779,022

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Preferred Securities and Income Strategic Income
Year Ended
8/31/25
Year Ended
8/31/24
Year Ended
8/31/25
Year Ended
8/31/24
OPERATIONS
Net investment income (loss) $ 290,129,929 $ 257,129,683 $ 62,114,053 $ 47,595,563
Net realized gain (loss) (11,261,334) (18,961,664) (12,563,303) (4,584,741)
Net change in unrealized appreciation (depreciation) 118,722,840 351,748,258 12,927,178 41,124,915
Net increase (decrease) in net assets from operations 397,591,435 589,916,277 62,477,928 84,135,737
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (25,346,949) (25,893,378) (9,001,828) (8,094,811)
Class C (5,978,155) (6,797,617) (1,064,482) (688,437)
Class R6 (37,835,606) (34,998,738) (19,112,428) (16,092,382)
Class I (220,299,721) (196,297,552) (37,760,450) (23,165,366)
Total distributions (289,460,431) (263,987,285) (66,939,188) (48,040,996)
FUND SHARE TRANSACTIONS
Subscriptions 1,767,095,427 1,729,989,088 450,690,437 339,570,250
Reinvestments of distributions 249,861,390 231,131,799 58,253,667 42,325,280
Redemptions (1,550,449,335) (1,831,897,089) (278,903,938) (202,865,773)
Net increase (decrease) from Fund share transactions 466,507,482 129,223,798 230,040,166 179,029,757
Net increase (decrease) in net assets 574,638,486 455,152,790 225,578,906 215,124,498
Net assets at the beginning of period 4,843,023,060 4,387,870,270 916,646,285 701,521,787
Net assets at the end of period $ 5,417,661,546 $ 4,843,023,060 $ 1,142,225,191 $ 916,646,285

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Credit Income
Class
A
8/31/25
$ 6.72 $ 0.50 $ 0.03 $ 0.53 $ (0.57) $ — $ — $ (0.57) $ 6.68
8/31/24
6.36 0.58 0.30 0.88 (0.52) — — (0.52) 6.72
8/31/23
6.36 0.47 (0.05) 0.42 (0.42) — — (0.42) 6.36
8/31/22
(d)
6.22 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.36
6/30/22
7.42 0.32 (1.20) (0.88) (0.32) — — (0.32) 6.22
6/30/21
6.69 0.34 0.71 1.05 (0.32) — — (0.32) 7.42
Class
C
8/31/25
6.71 0.45 0.03 0.48 (0.52) — — (0.52) 6.67
8/31/24
6.35 0.53 0.30 0.83 (0.47) — — (0.47) 6.71
8/31/23
6.35 0.42 (0.05) 0.37 (0.37) — — (0.37) 6.35
8/31/22
(d)
6.21 0.05 0.14 0.19 (0.04) — (0.01) (0.05) 6.35
6/30/22
7.41 0.26 (1.19) (0.93) (0.27) — — (0.27) 6.21
6/30/21
6.69 0.29 0.70 0.99 (0.27) — — (0.27) 7.41
Class
I
8/31/25
6.73 0.50 0.05 0.55 (0.59) — — (0.59) 6.69
8/31/24
6.37 0.60 0.30 0.90 (0.54) — — (0.54) 6.73
8/31/23
6.37 0.48 (0.04) 0.44 (0.44) — — (0.44) 6.37
8/31/22
(d)
6.23 0.06 0.14 0.20 (0.05) — (0.01) (0.06) 6.37
6/30/22
7.45 0.34 (1.22) (0.88) (0.34) — — (0.34) 6.23
6/30/21
6.71 0.36 0.72 1.08 (0.34) — — (0.34) 7.45
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
8 .22% $ 47,766 1 .07% 0 .96% 7 .55% 99%
14 .38 48,050 1 .25 1 .04 8 .87 133
6 .87 47,566 1 .23 1 .01 7 .49 86
3 .16 51,908 1 .50
(e)
1 .03
(e)
5 .53
(e)
6
( 12 .23 ) 51,332 1 .15 1 .00 4 .51 120
16 .01 77,953 1 .12 1 .00 4 .75 196
7 .39 6,373 1 .82 1 .71 6 .81 99
13 .57 6,346 1 .99 1 .79 8 .12 133
6 .09 6,265 1 .98 1 .76 6 .72 86
3 .02 8,926 2 .25
(e)
1 .78
(e)
4 .77
(e)
6
( 12 .92 ) 8,887 1 .90 1 .75 3 .70 120
15 .03 15,101 1 .87 1 .75 4 .02 196
8 .49 178,437 0 .82 0 .71 7 .59 99
14 .67 33,259 0 .99 0 .79 9 .17 133
7 .16 26,519 0 .98 0 .76 7 .61 86
3 .20 60,706 1 .25
(e)
0 .78
(e)
5 .55
(e)
6
( 12 .23 ) 25,439 0 .90 0 .75 4 .63 120
16 .40 94,051 0 .87 0 .75 4 .99 196

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Flexible Income
Class
A
8/31/25
$ 18.93 $ 0.89 $ 0.40 $ 1.29 $ (0.64) $ — $ (0.30) $ (0.94) $ 19.28
8/31/24
18.11 0.86 0.91 1.77 (0.64) — (0.31) (0.95) 18.93
8/31/23
18.93 0.81 (0.43) 0.38 (1.20) — — (1.20) 18.11
8/31/22
(e)
22.27 0.72 (3.16) (2.44) (0.90) — — (0.90) 18.93
9/30/21
21.36 0.81 1.04 1.85 (0.94) — — (0.94) 22.27
9/30/20
22.06 0.88 (0.39) 0.49 (1.19) — — (1.19) 21.36
Class
C
8/31/25
18.89 0.74 0.41 1.15 (0.50) — (0.30) (0.80) 19.24
8/31/24
18.08 0.72 0.90 1.62 (0.50) — (0.31) (0.81) 18.89
8/31/23
18.90 0.67 (0.43) 0.24 (1.06) — — (1.06) 18.08
8/31/22
(e)
22.22 0.58 (3.15) (2.57) (0.75) — — (0.75) 18.90
9/30/21
21.31 0.64 1.04 1.68 (0.77) — — (0.77) 22.22
9/30/20
22.01 0.72 (0.39) 0.33 (1.03) — — (1.03) 21.31
Class
R6
8/31/25
19.06 0.95 0.42 1.37 (0.71) — (0.30) (1.01) 19.42
8/31/24
18.24 0.92 0.91 1.83 (0.70) — (0.31) (1.01) 19.06
8/31/23
19.06 0.87 (0.43) 0.44 (1.26) — — (1.26) 18.24
8/31/22
(e)
22.42 0.79 (3.19) (2.40) (0.96) — — (0.96) 19.06
9/30/21
21.50 0.89 1.04 1.93 (1.01) — — (1.01) 22.42
9/30/20
22.20 0.96 (0.40) 0.56 (1.26) — — (1.26) 21.50
Class
I
8/31/25
18.95 0.94 0.40 1.34 (0.69) — (0.30) (0.99) 19.30
8/31/24
18.13 0.91 0.90 1.81 (0.68) — (0.31) (0.99) 18.95
8/31/23
18.95 0.86 (0.44) 0.42 (1.24) — — (1.24) 18.13
8/31/22
(e)
22.29 0.77 (3.16) (2.39) (0.95) — — (0.95) 18.95
9/30/21
21.38 0.87 1.03 1.90 (0.99) — — (0.99) 22.29
9/30/20
22.08 0.93 (0.39) 0.54 (1.24) — — (1.24) 21.38
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(f)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .05% $ 170,489 1 .03% 0 .96% 4 .71% 27%
10 .04 180,920 1 .04 0 .96 4 .69 40
2 .13 190,438 1 .03 0 .96 4 .45 26
( 11 .18 ) 230,505 1 .02
(f)
0 .95
(f)
3 .78
(f)
31
8 .71 298,734 1 .04 0 .95 3 .66 30
2 .35 264,865 1 .04 0 .96 4 .13 38
6 .25 87,598 1 .78 1 .71 3 .95 27
9 .17 119,398 1 .79 1 .71 3 .94 40
1 .37 150,633 1 .78 1 .71 3 .70 26
( 11 .81 ) 208,775 1 .77
(f)
1 .70
(f)
3 .03
(f)
31
7 .97 276,035 1 .79 1 .70 2 .91 30
1 .59 262,068 1 .79 1 .71 3 .38 38
7 .40 14,523 0 .72 0 .65 5 .02 27
10 .36 14,599 0 .73 0 .65 5 .00 40
2 .48 15,278 0 .72 0 .65 4 .75 26
( 10 .96 ) 15,113 0 .71
(f)
0 .64
(f)
4 .12
(f)
31
9 .09 14,881 0 .72 0 .64 3 .97 30
2 .69 6,682 0 .72 0 .64 4 .46 38
7 .31 564,507 0 .78 0 .71 4 .95 27
10 .31 720,447 0 .79 0 .71 4 .94 40
2 .40 833,193 0 .78 0 .71 4 .69 26
( 11 .00 ) 1,040,308 0 .77
(f)
0 .70
(f)
4 .03
(f)
31
9 .02 1,283,908 0 .79 0 .70 3 .90 30
2 .60 1,060,386 0 .79 0 .71 4 .38 38

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Floating Rate Income
Class
A
8/31/25
$ 18.18 $ 1.35 $ (0.13) $ 1.22 $ (1.40) $ — $ (1.40) $ 18.00
8/31/24
17.99 1.50 0.31 1.81 (1.62) — (1.62) 18.18
8/31/23
18.11 1.36 (0.11) 1.25 (1.37) — (1.37) 17.99
8/31/22
(d)
19.06 0.63 (0.93) (0.30) (0.65) — (0.65) 18.11
9/30/21
17.80 0.72 1.32 2.04 (0.78) — (0.78) 19.06
9/30/20
19.08 0.80 (1.14) (0.34) (0.94) — (0.94) 17.80
Class
C
8/31/25
18.18 1.22 (0.13) 1.09 (1.26) — (1.26) 18.01
8/31/24
17.99 1.37 0.31 1.68 (1.49) — (1.49) 18.18
8/31/23
18.11 1.23 (0.11) 1.12 (1.24) — (1.24) 17.99
8/31/22
(d)
19.06 0.50 (0.93) (0.43) (0.52) — (0.52) 18.11
9/30/21
17.80 0.59 1.31 1.90 (0.64) — (0.64) 19.06
9/30/20
19.08 0.66 (1.14) (0.48) (0.80) — (0.80) 17.80
Class
R6
8/31/25
18.27 1.42 (0.13) 1.29 (1.46) — (1.46) 18.10
8/31/24
18.09 1.57 0.30 1.87 (1.69) — (1.69) 18.27
8/31/23
18.21 1.45 (0.13) 1.32 (1.44) — (1.44) 18.09
8/31/22
(d)
19.16 0.69 (0.93) (0.24) (0.71) — (0.71) 18.21
9/30/21
17.88 0.79 1.33 2.12 (0.84) — (0.84) 19.16
9/30/20
19.17 0.86 (1.15) (0.29) (1.00) — (1.00) 17.88
Class
I
8/31/25
18.20 1.40 (0.14) 1.26 (1.44) — (1.44) 18.02
8/31/24
18.01 1.55 0.31 1.86 (1.67) — (1.67) 18.20
8/31/23
18.14 1.38 (0.09) 1.29 (1.42) — (1.42) 18.01
8/31/22
(d)
19.08 0.67 (0.92) (0.25) (0.69) — (0.69) 18.14
9/30/21
17.81 0.77 1.32 2.09 (0.82) — (0.82) 19.08
9/30/20
19.10 0.84 (1.15) (0.31) (0.98) — (0.98) 17.81
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
6 .93% $ 213,719 0 .97% 7 .49% 49%
10 .51 211,263 0 .99 8 .31 24
7 .24 204,409 1 .02 7 .61 24
( 1 .61 ) 246,410 0 .94
(e)
3 .70
(e)
37
11 .67 121,925 1 .03 3 .88 52
( 1 .81 ) 90,684 1 .01 4 .43 63
6 .18 47,085 1 .72 6 .75 49
9 .69 51,907 1 .74 7 .56 24
6 .45 48,289 1 .77 6 .89 24
( 2 .30 ) 55,285 1 .69
(e)
2 .93
(e)
37
10 .79 34,192 1 .78 3 .14 52
( 2 .50 ) 33,375 1 .76 3 .66 63
7 .33 276,319 0 .65 7 .79 49
10 .79 274,487 0 .67 8 .64 24
7 .59 271,373 0 .70 8 .08 24
( 1 .29 ) 227,215 0 .61
(e)
4 .03
(e)
37
12 .03 83,970 0 .70 4 .20 52
( 1 .46 ) 55,634 0 .67 4 .75 63
7 .20 1,060,780 0 .72 7 .73 49
10 .79 984,816 0 .74 8 .56 24
7 .46 1,016,373 0 .77 7 .73 24
( 1 .32 ) 1,795,387 0 .69
(e)
3 .97
(e)
37
11 .93 828,572 0 .78 4 .10 52
( 1 .56 ) 535,410 0 .76 4 .65 63

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield Income
Class
A
8/31/25
$ 17.91 $ 1.29 $ 0.01 $ 1.30 $ (1.34) $ — $ (1.34) $ 17.87
8/31/24
17.07 1.26 0.85 2.11 (1.27) — (1.27) 17.91
8/31/23
17.09 1.10 (0.05) 1.05 (1.07) — (1.07) 17.07
8/31/22
(d)
19.77 0.77 (2.68) (1.91) (0.77) — (0.77) 17.09
9/30/21
18.51 0.86 1.40 2.26 (1.00) — (1.00) 19.77
9/30/20
20.16 1.04 (1.57) (0.53) (1.12) — (1.12) 18.51
Class
C
8/31/25
17.90 1.15 0.01 1.16 (1.21) — (1.21) 17.85
8/31/24
17.06 1.13 0.84 1.97 (1.13) — (1.13) 17.90
8/31/23
17.08 0.97 (0.05) 0.92 (0.94) — (0.94) 17.06
8/31/22
(d)
19.75 0.64 (2.67) (2.03) (0.64) — (0.64) 17.08
9/30/21
18.49 0.72 1.40 2.12 (0.86) — (0.86) 19.75
9/30/20
20.14 0.89 (1.56) (0.67) (0.98) — (0.98) 18.49
Class
R6
8/31/25
18.02 1.37 0.02 1.39 (1.42) — (1.42) 17.99
8/31/24
17.17 1.33 0.86 2.19 (1.34) — (1.34) 18.02
8/31/23
17.19 1.19 (0.07) 1.12 (1.14) — (1.14) 17.17
8/31/22
(d)
19.88 0.84 (2.70) (1.86) (0.83) — (0.83) 17.19
9/30/21
18.60 0.93 1.42 2.35 (1.07) — (1.07) 19.88
9/30/20
20.25 1.11 (1.57) (0.46) (1.19) — (1.19) 18.60
Class
I
8/31/25
17.94 1.33 0.01 1.34 (1.39) — (1.39) 17.89
8/31/24
17.09 1.31 0.85 2.16 (1.31) — (1.31) 17.94
8/31/23
17.11 1.15 (0.06) 1.09 (1.11) — (1.11) 17.09
8/31/22
(d)
19.79 0.81 (2.67) (1.86) (0.82) — (0.82) 17.11
9/30/21
18.53 0.91 1.40 2.31 (1.05) — (1.05) 19.79
9/30/20
20.17 1.08 (1.55) (0.47) (1.17) — (1.17) 18.53
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
7 .55% $ 59,354 1 .07% 1 .00% 7 .23% 170%
12 .81 58,657 1 .08 1 .01 7 .26 181
6 .37 49,840 1 .07 1 .00 6 .51 135
( 9 .85 ) 50,895 1 .05
(e)
1 .00
(e)
4 .54
(e)
116
12 .44 53,994 1 .06 0 .99 4 .40 134
( 2 .58 ) 39,747 1 .04 1 .00 5 .43 128
6 .71 11,248 1 .82 1 .75 6 .48 170
11 .96 11,835 1 .83 1 .76 6 .50 181
5 .57 13,359 1 .82 1 .75 5 .72 135
( 10 .46 ) 18,123 1 .80
(e)
1 .75
(e)
3 .76
(e)
116
11 .61 30,391 1 .81 1 .75 3 .69 134
( 3 .33 ) 36,222 1 .80 1 .75 4 .70 128
8 .02 19,779 0 .66 0 .59 7 .62 170
13 .26 17,151 0 .69 0 .62 7 .62 181
6 .70 17,731 0 .68 0 .61 6 .99 135
( 9 .50 ) 7,779 0 .67
(e)
0 .62
(e)
4 .94
(e)
116
12 .87 7,568 0 .70 0 .63 4 .78 134
( 2 .19 ) 6,567 0 .68 0 .63 5 .82 128
7 .77 514,901 0 .82 0 .75 7 .48 170
13 .14 574,136 0 .83 0 .76 7 .53 181
6 .62 427,359 0 .82 0 .75 6 .76 135
( 9 .63 ) 458,620 0 .80
(e)
0 .75
(e)
4 .77
(e)
116
12 .69 579,139 0 .81 0 .74 4 .66 134
( 2 .29 ) 427,818 0 .79 0 .75 5 .67 128

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Preferred Securities and Income
Class
A
8/31/25
$ 15.60 $ 0.88 $ 0.33 $ 1.21 $ (0.88) $ — $ — $ (0.88) $ 15.93
8/31/24
14.46 0.84 1.17 2.01 (0.87) — — (0.87) 15.60
8/31/23
15.49 0.79 (0.98) (0.19) (0.84) — — (0.84) 14.46
8/31/22
(d)
17.84 0.66 (2.25) (1.59) (0.73) — (0.03) (0.76) 15.49
9/30/21
16.73 0.76 1.18 1.94 (0.83) — — (0.83) 17.84
9/30/20
17.21 0.83 (0.45) 0.38 (0.86) — — (0.86) 16.73
Class
C
8/31/25
15.61 0.77 0.33 1.10 (0.77) — — (0.77) 15.94
8/31/24
14.47 0.73 1.17 1.90 (0.76) — — (0.76) 15.61
8/31/23
15.50 0.68 (0.98) (0.30) (0.73) — — (0.73) 14.47
8/31/22
(d)
17.85 0.55 (2.26) (1.71) (0.61) — (0.03) (0.64) 15.50
9/30/21
16.74 0.63 1.18 1.81 (0.70) — — (0.70) 17.85
9/30/20
17.21 0.70 (0.44) 0.26 (0.73) — — (0.73) 16.74
Class
R6
8/31/25
15.65 0.94 0.32 1.26 (0.93) — — (0.93) 15.98
8/31/24
14.51 0.90 1.16 2.06 (0.92) — — (0.92) 15.65
8/31/23
15.53 0.84 (0.97) (0.13) (0.89) — — (0.89) 14.51
8/31/22
(d)
17.89 0.71 (2.26) (1.55) (0.78) — (0.03) (0.81) 15.53
9/30/21
16.77 0.83 1.18 2.01 (0.89) — — (0.89) 17.89
9/30/20
17.25 0.89 (0.46) 0.43 (0.91) — — (0.91) 16.77
Class
I
8/31/25
15.62 0.92 0.33 1.25 (0.92) — — (0.92) 15.95
8/31/24
14.47 0.88 1.18 2.06 (0.91) — — (0.91) 15.62
8/31/23
15.50 0.83 (0.98) (0.15) (0.88) — — (0.88) 14.47
8/31/22
(d)
17.86 0.70 (2.26) (1.56) (0.77) — (0.03) (0.80) 15.50
9/30/21
16.74 0.81 1.19 2.00 (0.88) — — (0.88) 17.86
9/30/20
17.22 0.87 (0.45) 0.42 (0.90) — — (0.90) 16.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
For the eleven months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was September 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000) Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
8 .03% $ 463,327 1 .00% 5 .66% 28%
14 .31 441,911 1 .03 5 .65 22
( 1 .21 ) 459,831 1 .01 5 .36 22
( 9 .07 ) 551,741 0 .99
(e)
4 .34
(e)
12
11 .79 597,657 0 .99 4 .32 14
2 .33 458,391 1 .03 4 .97 37
7 .22 113,220 1 .75 4 .90 28
13 .46 130,468 1 .78 4 .90 22
( 1 .93 ) 146,126 1 .76 4 .62 22
( 9 .72 ) 184,904 1 .74
(e)
3 .57
(e)
12
10 .96 232,618 1 .74 3 .57 14
1 .63 235,790 1 .78 4 .21 37
8 .35 857,656 0 .68 5 .97 28
14 .62 634,395 0 .70 5 .96 22
( 0 .81 ) 559,817 0 .69 5 .66 22
( 8 .84 ) 1,051,040 0 .67
(e)
4 .65
(e)
12
12 .16 944,235 0 .68 4 .65 14
2 .66 453,348 0 .69 5 .32 37
8 .28 3,983,458 0 .75 5 .91 28
14 .64 3,636,249 0 .78 5 .89 22
( 0 .94 ) 3,222,096 0 .76 5 .62 22
( 8 .91 ) 3,338,638 0 .74
(e)
4 .57
(e)
12
12 .11 3,842,118 0 .74 4 .57 14
2 .57 2,792,500 0 .78 5 .20 37

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Income
Class
A
8/31/25
$ 9.99 $ 0.58 $ (0.02) $ 0.56 $ (0.62) $ — $ (0.62) $ 9.93
8/31/24
9.55 0.57 0.45 1.02 (0.58) — (0.58) 9.99
8/31/23
9.78 0.49 (0.23) 0.26 (0.49) — (0.49) 9.55
8/31/22
(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.35 (1.59) (1.24) (0.33) — (0.33) 9.66
6/30/21
10.69 0.34 0.53 0.87 (0.33) — (0.33) 11.23
Class
C
8/31/25
9.94 0.50 (0.01) 0.49 (0.55) — (0.55) 9.88
8/31/24
9.51 0.50 0.43 0.93 (0.50) — (0.50) 9.94
8/31/23
9.73 0.41 (0.22) 0.19 (0.41) — (0.41) 9.51
8/31/22
(d)
9.61 0.05 0.13 0.18 (0.06) — (0.06) 9.73
6/30/22
11.17 0.26 (1.57) (1.31) (0.25) — (0.25) 9.61
6/30/21
10.64 0.26 0.52 0.78 (0.25) — (0.25) 11.17
Class
R6
8/31/25
10.02 0.61 — 0.61 (0.66) — (0.66) 9.97
8/31/24
9.59 0.61 0.43 1.04 (0.61) — (0.61) 10.02
8/31/23
9.82 0.52 (0.23) 0.29 (0.52) — (0.52) 9.59
8/31/22
(d)
9.69 0.07 0.13 0.20 (0.07) — (0.07) 9.82
6/30/22
11.27 0.39 (1.60) (1.21) (0.37) — (0.37) 9.69
6/30/21
10.73 0.38 0.53 0.91 (0.37) — (0.37) 11.27
Class
I
8/31/25
9.99 0.60 (0.01) 0.59 (0.65) — (0.65) 9.93
8/31/24
9.55 0.60 0.44 1.04 (0.60) — (0.60) 9.99
8/31/23
9.78 0.51 (0.23) 0.28 (0.51) — (0.51) 9.55
8/31/22
(d)
9.66 0.07 0.12 0.19 (0.07) — (0.07) 9.78
6/30/22
11.23 0.37 (1.58) (1.21) (0.36) — (0.36) 9.66
6/30/21
10.69 0.37 0.53 0.90 (0.36) — (0.36) 11.23
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
For the two months ended August 31, 2022. Prior to July 1, 2022, the Fund's fiscal year end was June 30th.
(e)
Annualized.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
5 .85% $ 144,931 0 .87% 0 .80% 5 .84% 87%
11 .04 143,953 0 .93 0 .82 5 .94 60
2 .72 117,023 0 .96 0 .83 5 .12 66
1 .94 105,182 1 .02
(e)
0 .84
(e)
3 .99
(e)
10
( 11 .26 ) 102,000 0 .93 0 .83 3 .19 75
8 .25 139,845 0 .95 0 .84 3 .07 128
5 .06 21,434 1 .62 1 .55 5 .10 87
10 .11 14,533 1 .68 1 .57 5 .18 60
2 .04 12,794 1 .71 1 .59 4 .33 66
1 .82 18,212 1 .77
(e)
1 .59
(e)
3 .23
(e)
10
( 11 .91 ) 19,754 1 .68 1 .58 2 .43 75
7 .39 30,993 1 .70 1 .59 2 .33 128
6 .32 304,223 0 .54 0 .47 6 .18 87
11 .28 275,725 0 .59 0 .48 6 .28 60
3 .09 243,866 0 .62 0 .50 5 .45 66
2 .10 240,575 0 .69
(e)
0 .51
(e)
4 .31
(e)
10
( 10 .97 ) 236,581 0 .59 0 .49 3 .59 75
8 .59 67,689 0 .62 0 .51 3 .40 128
6 .12 671,636 0 .62 0 .55 6 .10 87
11 .32 482,436 0 .68 0 .57 6 .18 60
2 .97 327,839 0 .71 0 .58 5 .35 66
1 .99 329,623 0 .77
(e)
0 .59
(e)
4 .23
(e)
10
( 11 .01 ) 333,270 0 .68 0 .58 3 .46 75
8 .51 424,677 0 .70 0 .59 3 .32 128

Notes to Financial Statements

1. General Information
Trust and Fund Information : The Nuveen Investment Funds, Inc., Nuveen Investment Trust III and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Nuveen Investment Funds, Inc. is comprised of Nuveen Credit Income Fund (“Credit Income”) and Nuveen Strategic Income Fund
(“Strategic Income”), among others, Nuveen Investment Trust III is comprised of Nuveen Floating Rate Income Fund (“Floating Rate Income”) and
Nuveen High Yield Income Fund (“High Yield Income”), and Nuveen Investment Trust V is comprised of Nuveen Flexible Income Fund (“Flexible
Income”) and Nuveen Preferred Securities and Income Fund (“Preferred Securities and Income”) among others (each a “Fund” and collectively the
“Funds”). Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. Nuveen Investment Trust III was organized as a Massachusetts business trust on August 20, 1998. Nuveen Investment Trust V was organized as a Massachusetts business trust on September 27,
2006.
Current Fiscal Period : The end of the reporting period for the Funds is August 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended August 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Advisers: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management LLC (“NAM”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation : None of the Trusts pay compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds' Board of Directors/Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the percentage of investments in non-U.S. securities for Preferred Securities and Income and Strategic
Income are as follows:

Notes to Financial Statements
(continued)
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications: Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class.  Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages
Preferred Securities and Income Value
% of Total
Investments
Country:
United Kingdom $ 711,870,168 13.1%
Canada 544,941,506 10.0
France 492,532,431 9.1
Spain 290,911,413 5. 3
Switzerland 183,966,162 3.4
Netherlands 79,083,103 1.5
Mexico 61,792,010 1.1
Germany 48,354,029 0.9
Ireland 39,927,262 0.7
Other 75,033,927 1.3
Total non-U.S. Securities $2,528,412,011 46.4%
Strategic Income Value
% of Total
Investments
Country:
Mexico $ 27,199,357 2.4%
Canada 23,833,245 2.1
Brazil 15,332,877 1.3
Chile 11,598,725 1.0
South Africa 9,523,666 0.8
United Kingdom 9,284,990 0.8
India 8,943,448 0.8
Colombia 7,634,497 0.7
Turkey 7,383,778 0.6
Other 126,890,454 11.0
Total non-U.S. Securities $247,625,037 21.5%

its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic
280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current fiscal period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement : In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Notes to Financial Statements
(continued)
Structured notes are valued based upon a price supplied by a pricing service and are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 22,613,532 $ 535,885 $ 23,149,417
Common Stocks – – 89 89
Corporate Bonds – 137,646,319 – 137,646,319
Mortgage-Backed Securities – 20,491,475 – 20,491,475
Preferred Stock 1,712,495 211,000 – 1,923,495
Sovereign Debt – 7,221,428 – 7,221,428
Variable Rate Senior Loan Interests – 26,291,259 – 26,291,259
Investments Purchased with Collateral from Securities
Lending 9,301,923 – – 9,301,923
Short-Term Investments:
Repurchase Agreements – 16,956,220 – 16,956,220
Investments in Derivatives:
Forward Foreign Currency Contracts* – 3,262 – 3,262
Futures Contracts* 101,498 – – 101,498
Total $ 11,115,916 $ 231,434,495 $ 535,974 $ 243,086,385
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 82,890,365 $ – $ – $ 82,890,365
Convertible Bonds – 18,097,765 – 18,097,765
Convertible Preferred Securities 27,284,545 – – 27,284,545
Corporate Bonds – 611,179,009 – 611,179,009
Preferred Stock 62,258,023 – – 62,258,023
Structured Notes – 11,911,644 – 11,911,644
Variable Rate Senior Loan Interests – 3,970,720 – 3,970,720
Investments Purchased with Collateral from Securities
Lending 12,803,252 – – 12,803,252
Short-Term Investments:
Repurchase Agreements – 10,024,097 – 10,024,097
Total $ 185,236,185 $ 655,183,235 $ – $ 840,419,420

Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 480,093 $ 5,716,120 $ 211,634 $ 6,407,847
Corporate Bonds – 156,416,974 – 156,416,974
Exchange-Traded Funds 47,161,218 – – 47,161,218
Variable Rate Senior Loan Interests – 1,359,680,555 26,593 1,359,707,148
Warrants – 217,911 12,529 230,440
Investments Purchased with Collateral from Securities
Lending 10,475,121 – – 10,475,121
Short-Term Investments:
Investment Companies 58,694,461 – – 58,694,461
Total $ 116,810,893 $ 1,522,031,560 $ 250,756 $ 1,639,093,209
High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 2,663 $ – $ 2,663
Corporate Bonds – 533,319,363 – 533,319,363
Variable Rate Senior Loan Interests – 54,991,275 – 54,991,275
Investments Purchased with Collateral from Securities
Lending 30,684,351 – – 30,684,351
Short-Term Investments:
Investment Companies 6,235,829 – – 6,235,829
Total $ 36,920,180 $ 588,313,301 $ – $ 625,233,481
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 4,689,748,707 $ 28,697,000 $ 4,718,445,707
Preferred Stock 515,968,502 – – 515,968,502
U.S. Government and Agency Obligations – 115,255,612 – 115,255,612
Investments Purchased with Collateral from Securities
Lending 91,596,475 – – 91,596,475
Short-Term Investments:
Repurchase Agreements – 1,200,000 – 1,200,000
Investments in Derivatives:
Futures Contracts* 1,083,070 – – 1,083,070
Total $ 608,648,047 $ 4,806,204,319 $ 28,697,000 $ 5,443,549,366
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 135,852,939 $ 1,098,735 $ 136,951,674
Corporate Bonds – 348,077,641 – 348,077,641
Mortgage-Backed Securities – 377,894,572 – 377,894,572
Sovereign Debt – 91,336,247 – 91,336,247
U.S. Government and Agency Obligations – 73,640,508 – 73,640,508
Variable Rate Senior Loan Interests – 87,538,297 – 87,538,297
Investments Purchased with Collateral from Securities
Lending 13,304,127 – – 13,304,127
Short-Term Investments:
Repurchase Agreements – 23,053,216 – 23,053,216
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared* – (88,307) – (88,307)
Forward Foreign Currency Contracts* – 32,886 – 32,886
Futures Contracts* 157,893 – – 157,893
Total $ 13,462,020 $ 1,137,337,999 $ 1,098,735 $ 1,151,898,754
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)
4. Portfolio Securities
Unfunded Commitments: Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds (except Preferred Securities and
Income) may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’
outstanding unfunded senior loan commitments were as follows:
Participation Commitments: With respect to the senior loans held in each Fund’s portfolio, the Funds (except Preferred Securities and Income)
may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.
Securities Lending: Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund
Outstanding Unfunded Senior Loan
Commitments
Floating Rate Income $ 2,070,243
Strategic Income 354,483
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Credit Income $– $8,967,812 $9,301,923
Flexible Income – 12,365,857 12,803,252
Floating Rate Income 9,675,772 489,099 10,475,121
High Yield Income – 29,452,227 30,684,351
Preferred Securities and Income – 87,619,914 91,596,475
Strategic Income – 12,857,885 13,304,127
*May include cash and investment of cash collateral.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests: On December 31, 2024, Floating Rate Income and High Yield Income received all the proceeds for the sale of their interest in Vistra Vision. As of January 1, 2025, the Funds no longer have a receivable or payable on the Statement of Assets and Liabilities for this sale. During the current fiscal period, Floating Rate Income and High Yield Income sold their interest back to Vistra and recognized a realized gain of
$3,746,234 and $1,262,768, respectively, which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Forward Foreign Currency Contracts: During the current fiscal period, Credit Income and Strategic Income used forward foreign currency contracts to manage non-U.S. dollar denominated currency exposure.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Credit Income Fixed Income Clearing Corporation $ 16,956,220 $ (17,295,413)
Flexible Income Fixed Income Clearing Corporation 10,024,097 (10,224,878)
Preferred Securities and Income Fixed Income Clearing Corporation 1,200,000 (1,224,023)
Strategic Income Fixed Income Clearing Corporation 23,053,216 (23,514,432)
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
Credit Income
$ 253,682,387 $ 4,420,354 $ 126,712,516 $ —
Flexible Income
242,239,803 — 437,893,681 —
Floating Rate Income
769,162,572 — 745,977,667 —
High Yield Income
1,086,357,589 — 1,121,339,560 —
Preferred Securities and Income
1,954,471,794 — 1,391,731,387 —
Strategic Income
684,151,308 442,714,568 432,401,084 441,548,878
Fund
Average Notional Amount of Forward
Contracts Outstanding
*
Credit Income $ 147,002
Strategic Income 1,256,743

Notes to Financial Statements
(continued)
Credit Default Swap Contracts: A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current fiscal period, Strategic Income used credit default swap index contracts to gain broad exposure to the high yield bond market.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid
(received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For
OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of swap contracts outstanding during the current fiscal period was as follows:
Futures Contracts: During the current fiscal period, Credit Income, Preferred Securities and Income and Strategic Income used U.S. Treasury futures as part of their overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Fund Counterparty
Gross Unrealized
Appreciation on
Forward Foreign
Currency Contracts*
Gross Unrealized
(Depreciation) on
Forward Foreign
Currency Contracts*
Net Unrealized
Appreciation
(Depreciation) on
Forward Foreign
Currency Contracts
Collateral
Pledged
to (from)
Counterparty Net Exposure
Credit Income
Morgan Stanley Capital Services
LLC $ 3,262 $ - $ 3,262 $ - $ 3,262
Strategic Income
Morgan Stanley Capital Services
LLC $ 30,284 $ - $ 30,284 $ - $ 30,284
Toronto Dominion Bank 2,602 - 2,602 - 2,602
Total $ 32,886 $ - $ 32,886 $ - $ 32,886
*  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.
Fund
Average Notional Amount of Credit Default
Swaps Contracts Outstanding
*
Strategic Income $ 2,000,000

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Credit Income $ 10,049,585
Preferred Securities and Income 406,833,229
Strategic Income 120,397,386
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Credit Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 101,498 - $ –
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
3,262 - –
1 1 1 1 1 1 1 1
Preferred Securities and Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
1,083,070 - –
1 1 1 1 1 1 1 1
Strategic Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
157,893 - –
Forward Foreign Currency
Contracts
Foreign currency
exchange rate
Unrealized appreciation on
forward contracts
32,886 - –
Credit Default Swaps -
Centrally Cleared
Credit - – Unrealized depreciation on
swap contracts
**
(88,307)
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statement of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.
** The fair value presented includes cumulative gain (loss) on open credit default swap contracts; however, the value reflected in the accompanying Statement of Assets and Liabilities is only the receivable or payable for variation margin on open credit default swap contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Credit Income
Futures contracts Interest rate $ (106,535) $ 120,370
Forward foreign currency contracts Foreign currency exchange rate – 3,262
High Yield Income
Swap contracts Credit 122,874 –
Preferred Securities and Income
Futures contracts Interest rate (23,628,333) 5,829,632
Strategic Income
Futures contracts Interest rate (5,315,700) 755,619
Forward foreign currency contracts Foreign currency exchange rate – 32,886
Swap contracts Credit 58,247 (88,307)

Notes to Financial Statements
(continued)
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
8/31/25
Year Ended
8/31/24
Credit Income Shares Value Shares Value
Subscriptions:
Class A 2,282,955 $15,290,614 1,005,007 $6,519,904
Class A - automatic conversion of Class C 308 2,056 — —
Class C 366,389 2,435,023 286,559 1,876,863
Class I 26,375,081 175,432,785 4,453,741 29,156,239
Total subscriptions 29,024,733 193,160,478 5,745,307 37,553,006
Reinvestments of distributions:
Class A 584,641 3,903,492 548,517 3,577,714
Class C 70,987 473,436 65,812 428,835
Class I 981,204 6,542,355 347,875 2,274,671
Total reinvestments of distributions 1,636,832 10,919,283 962,204 6,281,220
Redemptions:
Class A (2,871,275) (19,190,675) (1,882,772) (12,236,169)
Class C (428,065) (2,850,165) (392,831) (2,515,846)
Class C - automatic conversion to Class A (309) (2,056) — —
Class I (5,642,489) (37,816,414) (4,022,296) (26,419,249)
Total redemptions (8,942,138) (59,859,310) (6,297,899) (41,171,264)
Net increase (decrease) 21,719,427 $144,220,451 409,612 $2,662,962

Year Ended
8/31/25
Year Ended
8/31/24
Flexible Income Shares Value Shares Value
Subscriptions:
Class A 1,424,462 $26,905,852 1,643,955 $30,114,555
Class A - automatic conversion of Class C 1,277 24,172 — —
Class C 126,259 2,384,651 239,413 4,361,603
Class R6 77,752 1,474,868 80,253 1,494,087
Class I 3,921,034 74,131,230 7,704,152 141,092,702
Total subscriptions 5,550,784 104,920,773 9,667,773 177,062,947
Reinvestments of distributions:
Class A 449,679 8,497,666 508,790 9,335,948
Class C 224,529 4,234,800 320,049 5,854,348
Class R6 12,574 239,325 16,267 300,515
Class I 1,731,313 32,756,020 2,145,669 39,397,421
Total reinvestments of distributions 2,418,095 45,727,811 2,990,775 54,888,232
Redemptions:
Class A (2,589,956) (48,864,945) (3,109,442) (57,094,029)
Class C (2,117,089) (39,848,883) (2,572,608) (47,029,811)
Class C - automatic conversion to Class A (1,279) (24,172) — —
Class R6 (108,265) (2,054,292) (168,219) (3,120,359)
Class I (14,423,204) (272,034,126) (17,780,482) (325,690,299)
Total redemptions (19,239,793) (362,826,418) (23,630,751) (432,934,498)
Net increase (decrease) (11,270,914) $(212,177,834) (10,972,203) $(200,983,319)
Year Ended
8/31/25
Year Ended
8/31/24
Floating Rate Income Shares Value Shares Value
Subscriptions:
Class A 5,285,888 $95,655,468 4,320,216 $78,241,393
Class A - automatic conversion of Class C 1,858 33,722 — —
Class C 628,381 11,364,708 866,417 15,665,769
Class R6 4,512,867 81,874,956 2,637,769 48,074,593
Class I 32,543,677 589,601,192 24,155,645 437,300,316
Total subscriptions 42,972,671 778,530,046 31,980,047 579,282,071
Reinvestments of distributions:
Class A 761,234 13,758,055 847,038 15,327,337
Class C 169,657 3,067,018 205,154 3,711,737
Class R6 986,255 17,921,662 1,288,693 23,442,662
Class I 4,093,610 74,061,454 4,669,808 84,580,980
Total reinvestments of distributions 6,010,756 108,808,189 7,010,693 127,062,716
Redemptions:
Class A (5,799,007) (104,401,809) (4,905,544) (88,824,423)
Class C (1,036,766) (18,746,929) (899,744) (16,279,194)
Class C - automatic conversion to Class A (1,858) (33,722) — —
Class R6 (5,252,765) (95,546,624) (3,909,927) (71,086,773)
Class I (31,888,199) (575,196,141) (31,134,250) (563,057,888)
Total redemptions (43,978,595) (793,925,225) (40,849,465) (739,248,278)
Net increase (decrease) 5,004,832 $93,413,010 (1,858,725) $(32,903,491)

Notes to Financial Statements
(continued)
Year Ended
8/31/25
Year Ended
8/31/24
High Yield Income Shares Value Shares Value
Subscriptions:
Class A 818,647 $14,613,283 857,944 $14,907,105
Class A - automatic conversion of Class C 840 15,107 — —
Class C 224,268 4,004,875 174,300 3,048,284
Class R6 2,212,975 39,894,865 1,367,256 24,200,012
Class I 5,090,857 90,990,538 8,610,554 150,932,074
Total subscriptions 8,347,587 149,518,668 11,010,054 193,087,475
Reinvestments of distributions:
Class A 232,287 4,139,467 204,050 3,559,325
Class C 45,788 814,919 44,340 771,832
Class R6 86,098 1,543,047 77,777 1,364,179
Class I 2,396,260 42,758,588 2,080,633 36,372,422
Total reinvestments of distributions 2,760,433 49,256,021 2,406,800 42,067,758
Redemptions:
Class A (1,004,820) (17,848,293) (707,349) (12,305,477)
Class C (300,377) (5,330,221) (340,706) (5,902,383)
Class C - automatic conversion to Class A (840) (15,107) — —
Class R6 (2,151,348) (38,622,505) (1,525,650) (27,000,153)
Class I (10,717,275) (190,363,008) (3,688,741) (64,484,312)
Total redemptions (14,174,660) (252,179,134) (6,262,446) (109,692,325)
Net increase (decrease) (3,066,640) $(53,404,445) 7,154,408 $125,462,908
Year Ended
8/31/25
Year Ended
8/31/24
Preferred Securities and Income Shares Value Shares Value
Subscriptions:
Class A 7,682,763 $120,155,000 7,990,278 $119,278,069
Class A - automatic conversion of Class C 1,697 26,930 — —
Class C 1,098,444 17,227,064 1,389,023 20,933,804
Class R6 26,263,698 412,696,662 14,390,444 217,467,311
Class I 77,811,701 1,216,989,771 91,622,434 1,372,309,904
Total subscriptions 112,858,303 1,767,095,427 115,392,179 1,729,989,088
Reinvestments of distributions:
Class A 1,432,171 22,432,813 1,538,769 23,059,470
Class C 356,562 5,588,025 425,606 6,379,598
Class R6 1,907,089 29,999,323 1,906,821 28,684,996
Class I 12,233,625 191,841,229 11,520,586 173,007,735
Total reinvestments of distributions 15,929,447 249,861,390 15,391,782 231,131,799
Redemptions:
Class A (8,352,879) (130,606,969) (12,999,657) (193,881,884)
Class C (2,706,946) (42,329,861) (3,554,566) (52,902,714)
Class C - automatic conversion to Class A (1,696) (26,930) — —
Class R6 (15,043,589) (236,097,567) (14,356,646) (214,357,113)
Class I (73,078,945) (1,141,388,008) (92,906,073) (1,370,755,378)
Total redemptions (99,184,055) (1,550,449,335) (123,816,942) (1,831,897,089)
Net increase (decrease) 29,603,695 $466,507,482 6,967,019 $129,223,798

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, foreign currency transactions, investments in partnerships, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
8/31/25
Year Ended
8/31/24
Strategic Income Shares Value Shares Value
Subscriptions:
Class A 4,876,876 $48,144,280 4,613,405 $44,145,230
Class A - automatic conversion of Class C 2,824 27,902 — —
Class C 1,199,989 11,836,037 623,523 6,041,600
Class R6 5,427,815 53,714,595 2,861,144 27,833,777
Class I 34,138,673 336,967,623 26,871,228 261,549,643
Total subscriptions 45,646,177 450,690,437 34,969,300 339,570,250
Reinvestments of distributions:
Class A 770,855 7,621,078 722,846 7,004,281
Class C 95,960 943,896 66,046 636,587
Class R6 1,882,852 18,677,958 1,608,071 15,634,485
Class I 3,138,098 31,010,735 1,964,364 19,049,927
Total reinvestments of distributions 5,887,765 58,253,667 4,361,327 42,325,280
Redemptions:
Class A (5,472,949) (54,018,163) (3,170,921) (30,716,414)
Class C (586,954) (5,767,776) (573,143) (5,490,942)
Class C - automatic conversion to Class A (2,836) (27,902) — —
Class R6 (4,297,518) (42,344,642) (2,395,241) (23,289,883)
Class I (17,956,725) (176,745,455) (14,844,018) (143,368,534)
Total redemptions (28,316,982) (278,903,938) (20,983,323) (202,865,773)
Net increase (decrease) 23,216,960 $230,040,166 18,347,304 $179,029,757
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Credit Income
$ 240,556,767 $ 5,162,152 $ (2,632,534) $ 2,529,618
Flexible Income
812,179,829 37,295,547 (9,055,956) 28,239,591
Floating Rate Income
1,650,523,264 25,030,678 (36,460,733) (11,430,055)
High Yield Income
614,670,790 15,666,587 (5,103,896) 10,562,691
Preferred Securities and Income
5,456,153,239 196,069,916 (208,673,789) (12,603,873)
Strategic Income
1,157,858,855 18,802,081 (24,762,182) (5,960,101)

Notes to Financial Statements
(continued)
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Credit Income
$ 1,211,208 $ — $ 2,529,804 $ (140,916,434) $ — $ (1,398,757) $ (138,574,179)
Flexible Income
— — 28,239,591 (256,678,566) — (3,545,409) (231,984,384)
Floating Rate Income
3,508,090 — (11,430,055) (308,623,502) — (10,428,723) (326,974,190)
High Yield Income
4,421,103 — 10,562,585 (221,038,525) — (4,078,677) (210,133,514)
Preferred Securities and
Income
370,633 — (12,603,873) (463,632,281) — (26,337,389) (502,202,910)
Strategic Income
2,797,909 — (5,958,697) (104,107,411) — (5,642,041) (112,910,240)
8/31/25 8/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Credit Income
$ 11,216,475 $ — $ — $ 6,575,529 $ — $ —
Flexible Income
32,645,558 — 14,569,434 38,740,539 — 18,741,715
Floating Rate Income
122,314,724 — — 142,547,229 — —
High Yield Income
50,976,650 — — 43,411,757 — —
Preferred Securities and Income
289,460,431 — — 263,987,285 — —
Strategic Income
66,939,188 — — 48,040,996 — —
Fund Short-Term Long-Term Total
Credit Income $ 46,905,679 $ 94,010,755 $ 140,916,434
Flexible Income 78,595,619 178,082,947 256,678,566
Floating Rate Income 74,763,786 233,859,716 308,623,502
High Yield Income 27,208,918 193,829,607 221,038,525
Preferred Securities and Income 114,038,738 349,593,543 463,632,281
Strategic Income 40,108,436 63,998,975 104,107,411
Average Daily Net Assets
Credit
Income
Flexible
Income
Floating
Rate
Income
High
Yield
Income
Preferred
Securities
and
Income
Strategic
Income
For the first $125 million 0.4000% 0.5500% 0.4500% 0.4500% 0.5500% 0.3600%
For the next $125 million 0.3875 0.5375 0.4375 0.4375 0.5375 0.3475
For the next $250 million 0.3750 0.5250 0.4250 0.4250 0.5250 0.3350
For the next $500 million 0.3625 0.5125 0.4125 0.4125 0.5125 0.3225
For the next $1 billion 0.3500 0.5000 0.4000 0.4000 0.5000 0.3100
For the next $3 billion 0.3250 0.4750 0.3750 0.3750 0.4750 0.2850
For the next $5 billion 0.3000 0.4500 0.3500 0.3500 0.4500 0.2600
For net assets over $10 billion 0.2875 0.4375 0.3375 0.3375 0.4375 0.2475

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees:  Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Credit Income
0.1568%
Flexible Income
0.1568
Floating Rate Income
0.1568
High Yield Income
0.1568
Preferred Securities and Income
0.1568
Strategic Income
0.1568
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Credit Income 0.75% July 31, 2027 N/A
Flexible Income 0.75% July 31, 2027 1.25%
Floating Rate Income 0.85% July 31, 2027 1.10%
High Yield Income 0.79% July 31, 2027 1.35%
Preferred Securities and Income N/A N/A 1.25%
Strategic Income 0.59% July 31, 2027 N/A
N/A - Not Applicable.

Notes to Financial Statements
(continued)
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Value
Credit Income
$ —
Flexible Income
41,758
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund
Purchases Sales
Realized
Gain (Loss)
Credit Income
$ — $ — $ —
Flexible Income
— — —
Floating Rate Income
— — —
High Yield Income
127,753 — —
Preferred Securities and Income
— — —
Strategic Income
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Credit Income
$ 34,646 $ 30,394
Flexible Income
106,118 95,571
Floating Rate Income
293,996 276,544
High Yield Income
116,631 103,873
Preferred Securities and Income
607,255 559,534
Strategic Income
275,609 255,176

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Owned Shares: As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Borrowing Arrangements
Line of Credit: The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the
Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other
Participating Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
Fund
Commission
Advances
(Unaudited)
Credit Income
$ 20,935
Flexible Income
32,927
Floating Rate Income
298,339
High Yield Income
28,875
Preferred Securities and Income
361,104
Strategic Income
226,348
Fund
12b-1 Fees
Retained
(Unaudited)
Credit Income
$ 12,297
Flexible Income
29,514
Floating Rate Income
85,366
High Yield Income
20,952
Preferred Securities and Income
157,320
Strategic Income
62,123
Fund
CDSC
Retained
(Unaudited)
Credit Income
$ 1,424
Flexible Income
3,968
Floating Rate Income
14,010
High Yield Income
6,616
Preferred Securities and Income
32,179
Strategic Income
900
Fund Nuveen Owned Shares
Flexible Income -%*
Floating Rate Income -%*
*Rounds to less than 1%.

Notes to Financial Statements
(continued)
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Credit Income
$ —
Flexible Income
—
Floating Rate Income
44,472,273
High Yield Income
—
Preferred Securities and Income
33,500,000
Strategic Income
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Credit Income
— $ — — %
Flexible Income
— — —
Floating Rate Income
14 15,762,305 6.03
High Yield Income
— — —
Preferred Securities and Income
3 33,500,000 6.53
Strategic Income
— — —

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Net Long-Term
Capital Gains
Credit Income
$ —
Flexible Income
—
Floating Rate Income
—
High Yield Income
—
Preferred Securities and Income
—
Strategic Income
—
Fund Percentage
Credit Income
1 .9%
Flexible Income
55 .3
Floating Rate Income
0 .3
High Yield Income
1 .3
Preferred Securities and Income
47 .6
Strategic Income
5 .0
Fund Percentage
Credit Income
3 .7%
Flexible Income
56 .5
Floating Rate Income
0 .3
High Yield Income
2 .0
Preferred Securities and Income
96 .8
Strategic Income
8 .0

Important Tax Information
(continued)
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to
12/31 Percentage
1/1 to Current
Year End
Percentage
Credit Income
71.7% 68.4%
Flexible Income
94.7 44.1
Floating Rate Income
66.3 89.1
High Yield Income
79.8 74.2
Preferred Securities and Income
18.9 4.0
Strategic Income
58.1 70.5
Fund Percentage
Credit Income
100 .0%
Flexible Income
39 .4
Floating Rate Income
93 .6
High Yield Income
95 .5
Preferred Securities and Income
10 .7
Strategic Income
86 .5

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Directors/Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Funds’ financial statements to be included in the Funds’ Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended August 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Funds’ independent registered public accounting firm was effective on October 29, 2024, which is the date on which KPMG issued their report on their audit of the Funds’ financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended August 31, 2024 and August 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended August 31, 2024 and August 31, 2023 and the subsequent interim period through October 29, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ending August 31, 2025. During the Funds’ fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the directors/trustees (all of whom are independent) by each Fund is reported as “Directors/Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Credit Income Fund

Nuveen Flexible Income Fund

Nuveen Floating Rate Income Fund

Nuveen High Yield Income Fund

Nuveen Preferred Securities and Income Fund

Nuveen Strategic Income Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Trustees of Nuveen Investment Trust III (“NIT III”) and Nuveen Investment Trust V (“NIT V”) and the Board of Directors of Nuveen Investment Funds, Inc. (“NIF”) (collectively, the “Board” and each Trustee or Director, as applicable, a “Board Member”) approved, for each applicable series of NIT III, NIT V and NIF, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each respective series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

2

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For Nuveen Credit Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Flexible Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended December 31, 2024. The Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Floating Rate Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2024 and second quartile of its Performance Peer Group for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen High Yield Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2024, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Preferred Securities and Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-year period ended December 31, 2024, the Fund outperformed its benchmark for the three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Strategic Income Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

4

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Credit Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, first quartile and third quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and the net total expense ratio matched the Expense Group median. The Fund’s contractual management fee rate and actual management fee rate were each below the Expense Universe median, and the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Flexible Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Floating Rate Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, third quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was slightly above (within 5 basis points) the Expense Group median and Expense Universe median, the contractual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

•

For Nuveen High Yield Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, second quartile and third quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the third quartile of its Expense Universe. Further, the Fund’s contractual management fee rate and actual management fee rate were each below the Expense Group median, and net total expense ratio was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) and actual management fee rate was generally in-line with the Expense Universe median.

•

For Nuveen Preferred Securities and Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the second quartile of its Expense Universe. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median. The Fund’s contractual management fee rate and net total expense ratio were each below the Expense Universe median, and the Fund’s actual management fee rate matched the Expense Universe median.

•

For Nuveen Strategic Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the first quartile, second quartile and second quartile of its Expense Universe, respectively. Further, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Group median and Expense Universe median, respectively.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

6

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors that were applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds. Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

8

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: November 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: November 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)